UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04087

Manning & Napier Fund, Inc.

(Exact name of registrant as specified in charter)

290 Woodcliff Drive, Fairport, NY 14450

(Address of principal executive offices) (zip code)

B. Reuben Auspitz      290 Woodcliff Drive, Fairport, NY 14450

(Name and address of agent for service)

Registrant’s telephone number, including area code: 585-325-6880

Date of fiscal year end: October 31, 2011

Date of reporting period: January 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1: SCHEDULE OF INVESTMENTS

Investment Portfolio - January 31, 2012

(unaudited)

EQUITY SERIES	SHARES	VALUE

COMMON STOCKS - 95.6%
Consumer Discretionary - 17.9%
Hotels, Restaurants & Leisure - 2.2%
Carnival Corp.	1,462,900	$44,179,580

Household Durables - 1.0%
DR Horton, Inc.	360,930	5,024,146
Lennar Corp. - Class A	232,170	4,989,333
NVR, Inc.*	6,340	4,395,205
Toll Brothers, Inc.*	218,490	4,765,267

		19,173,951

Internet & Catalog Retail - 2.3%
Amazon.com, Inc.*	232,080	45,125,635

Media - 11.3%
AMC Networks, Inc. - Class A*	706,430	30,206,947
DIRECTV - Class A*	901,530	40,577,865
Discovery Communications, Inc. - Class A*	617,630	26,483,974
News Corp. - Class A	1,530,180	28,813,289
Time Warner, Inc.	1,265,700	46,906,842
The Walt Disney Co.	781,590	30,403,851
The Washington Post Co. - Class B	50,670	19,189,236

		222,582,004

Specialty Retail - 1.1%
Dick’s Sporting Goods, Inc.	550,230	22,674,978

Total Consumer Discretionary		353,736,148

Consumer Staples - 5.6%
Beverages - 1.5%
The Coca-Cola Co.	440,820	29,768,575

Food & Staples Retailing - 1.6%
The Kroger Co.	1,309,500	31,113,720

Food Products - 2.5%
H.J. Heinz Co.	356,410	18,479,859
Kraft Foods, Inc. - Class A	814,600	31,199,180

		49,679,039

Total Consumer Staples		110,561,334

Energy - 7.6%
Energy Equipment & Services - 5.1%
Baker Hughes, Inc.	1,440,130	70,753,587
Weatherford International Ltd. - ADR (Switzerland)*	1,771,170	29,649,386

		100,402,973

1

Investment Portfolio - January 31, 2012

(unaudited)

EQUITY SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Energy (continued)
Oil, Gas & Consumable Fuels - 2.5%
Hess Corp.	868,440	$48,893,172

Total Energy		149,296,145

Financials - 12.5%
Capital Markets - 4.6%
The Bank of New York Mellon Corp.[1]	1,118,090	22,507,152
The Charles Schwab Corp.	3,386,360	39,451,094
State Street Corp.	731,080	28,643,714

		90,601,960

Consumer Finance - 2.9%
American Express Co.	414,850	20,800,579
Discover Financial Services	1,349,570	36,681,313

		57,481,892

Diversified Financial Services - 3.4%
CME Group, Inc.	151,250	36,225,887
Moody’s Corp.	801,580	29,842,823

		66,068,710

Real Estate Investment Trusts (REITS) - 1.6%
Alexandria Real Estate Equities, Inc.	87,980	6,370,632
BioMed Realty Trust, Inc.	324,280	6,021,880
Corporate Office Properties Trust	265,350	6,429,431
Digital Realty Trust, Inc.	90,730	6,429,128
DuPont Fabros Technology, Inc.	282,850	7,212,675

		32,463,746

Total Financials		246,616,308

Health Care - 15.5%
Biotechnology - 1.7%
BioMarin Pharmaceutical, Inc.*	920,660	32,839,942

Health Care Equipment & Supplies - 8.9%
Alere, Inc.*	2,265,210	54,704,821
Becton, Dickinson and Co.	656,130	51,447,153
Boston Scientific Corp.*	3,251,270	19,377,569
Gen-Probe, Inc.*	433,770	29,032,226
Volcano Corp.*	773,520	21,697,236

		176,259,005

Health Care Technology - 4.1%
Allscripts Healthcare Solutions, Inc.*	1,566,080	29,943,450
Cerner Corp.*	837,110	50,971,628

		80,915,078

2

Investment Portfolio - January 31, 2012

(unaudited)

EQUITY SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Health Care (continued)
Life Sciences Tools & Services - 0.8%
Waters Corp.*	186,180	$16,117,603

Total Health Care		306,131,628

Industrials - 11.1%
Air Freight & Logistics - 2.6%
FedEx Corp.	233,070	21,323,574
United Parcel Service, Inc. - Class B	389,280	29,449,032

		50,772,606

Airlines - 4.3%
Southwest Airlines Co.	4,430,210	42,441,412
United Continental Holdings, Inc.*	843,150	19,476,765
US Airways Group, Inc.*	2,826,060	23,851,946

		85,770,123

Construction & Engineering - 1.3%
Quanta Services, Inc.*	1,170,400	25,280,640

Electrical Equipment - 0.7%
Cooper Industries plc (Ireland)	246,430	14,568,942

Machinery - 1.7%
Flowserve Corp.	218,460	24,067,738
Pall Corp.	167,940	10,022,659

		34,090,397

Road & Rail - 0.5%
Norfolk Southern Corp.	127,310	9,191,782

Total Industrials		219,674,490

Information Technology - 20.8%
Communications Equipment - 3.4%
Cisco Systems, Inc.	2,606,570	51,166,969
Qualcomm, Inc.	268,550	15,796,111

		66,963,080

Computers & Peripherals - 3.1%
EMC Corp.*	2,399,990	61,823,742

Electronic Equipment, Instruments & Components - 2.3%
Amphenol Corp. - Class A	180,160	9,806,109
Corning, Inc.	2,669,880	34,361,356

		44,167,465

Internet Software & Services - 4.3%
Google, Inc. - Class A*	146,140	84,777,275

IT Services - 3.5%
MasterCard, Inc. - Class A	100,730	35,816,566

3

Investment Portfolio - January 31, 2012

(unaudited)

EQUITY SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Information Technology (continued)
IT Services (continued)
Visa, Inc. - Class A	333,700	$33,583,568

		69,400,134

Software - 4.2%
Autodesk, Inc.*	1,407,330	50,663,880
Electronic Arts, Inc.*	1,755,290	32,595,735

		83,259,615

Total Information Technology		410,391,311

Materials - 4.6%
Chemicals - 3.4%
Monsanto Co.	820,490	67,321,205

Containers & Packaging - 1.2%
Owens-Illinois, Inc.*	983,720	23,658,466

Total Materials		90,979,671

TOTAL COMMON STOCKS (Identified Cost $1,784,796,628)		1,887,387,035

SHORT-TERM INVESTMENTS - 4.9%
Dreyfus Cash Management, Inc. - Institutional Shares[2] , 0.09% (Identified Cost $96,429,210)	96,429,210	96,429,210

TOTAL INVESTMENTS - 100.5% (Identified Cost $1,881,225,838)		1,983,816,245
LIABILITIES, LESS OTHER ASSETS - (0.5%)		(9,937,573)

NET ASSETS - 100%		$1,973,878,672

ADR - American Depository Receipt

*Non-income producing security

1 The Bank of New York Mellon Corp. is the Series’ custodian and serves as sub-accountant and sub-transfer agent to the Series.

2 Rate shown is the current yield as of January 31, 2012.

Federal Tax Information:

On January 31, 2012, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$1,892,604,977
Unrealized appreciation	177,209,730
Unrealized depreciation	(85,998,462)

Net unrealized appreciation	$91,211,268

4

Investment Portfolio - January 31, 2012

(unaudited)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2012 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities*:
Consumer Discretionary	$353,736,148	$353,736,148	$—	$—
Consumer Staples	110,561,334	110,561,334	—	—
Energy	149,296,145	149,296,145	—	—
Financials	246,616,308	246,616,308	—	—
Health Care	306,131,628	306,131,628	—	—
Industrials	219,674,490	219,674,490	—	—
Information Technology	410,391,311	410,391,311	—	—
Materials	90,979,671	90,979,671	—	—
Mutual funds	96,429,210	96,429,210	—	—

Total assets	$1,983,816,245	$1,983,816,245	$—	$—

*Includes common stock, warrants and rights.

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2011 or January 31, 2012.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended January 31, 2012.

Recent Accounting Standard

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011-04, “Fair Value Measurements (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs” (“ASU 2011-04”). ASU 2011-04 clarifies the application of existing fair value measurement requirements, changes certain principles related to measuring fair value, and requires additional disclosures about fair value measurements.

Required disclosures are expanded under the new guidance, especially for fair value measurements that are categorized within Level 3 of the fair value hierarchy, for which quantitative information about the unobservable inputs used, and a narrative description of the valuation processes in place and sensitivity of recurring Level 3 measurements to changes in unobservable inputs will be required.

ASU 2011-04 is effective for interim and annual periods beginning after December 15, 2011 and is to be applied prospectively. Management is currently assessing the impact of this guidance, but does not expect it to have a material impact on the Series’ financial statements.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

5

Investment Portfolio - January 31, 2012

(unaudited)

DIVIDEND FOCUS SERIES	SHARES	VALUE

COMMON STOCKS - 97.5%
Consumer Discretionary - 7.9%
Auto Components - 0.1%
Magna International, Inc. (Canada)	2,811	$116,207

Distributors - 0.2%
Genuine Parts Co.	3,483	222,146

Hotels, Restaurants & Leisure - 2.7%
Darden Restaurants, Inc.	2,291	105,088
McDonald’s Corp.	24,053	2,382,450
Yum! Brands, Inc.	7,991	506,070

		2,993,608

Household Durables - 0.2%
Garmin Ltd. - ADR (Switzerland)	3,576	149,119
Whirlpool Corp.	1,733	94,137

		243,256

Leisure Equipment & Products - 0.3%
Hasbro, Inc.	2,669	93,175
Mattel, Inc.	8,001	248,031

		341,206

Media - 1.3%
The McGraw-Hill Companies, Inc.	6,980	321,080
Omnicom Group, Inc.	5,542	252,771
Pearson plc - ADR (United Kingdom)	15,452	286,789
Thomson Reuters Corp.	19,645	540,041

		1,400,681

Multiline Retail - 0.7%
Kohl’s Corp.	3,666	168,599
Nordstrom, Inc.	2,793	137,918
Target Corp.	8,574	435,645

		742,162

Specialty Retail - 2.1%
Best Buy Co., Inc.	5,219	124,995
The Gap, Inc.	7,104	134,834
The Home Depot, Inc.	36,227	1,608,116
Limited Brands, Inc.	7,046	294,946
Staples, Inc.	9,024	132,021

		2,294,912

Textiles, Apparel & Luxury Goods - 0.3%
VF Corp.	2,284	300,323

Total Consumer Discretionary		8,654,501

1

Investment Portfolio - January 31, 2012

(unaudited)

DIVIDEND FOCUS SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Consumer Staples - 22.6%
Beverages - 5.7%
Brown-Forman Corp. - Class B	2,373	$192,711
The Coca-Cola Co.	53,491	3,612,247
PepsiCo, Inc.	36,531	2,398,991

		6,203,949

Food & Staples Retailing - 3.8%
Delhaize Group S.A. - ADR (Belgium)	1,817	99,408
SYSCO Corp.	13,217	397,964
Wal-Mart Stores, Inc.	59,895	3,675,157

		4,172,529

Food Products - 4.3%
Archer-Daniels-Midland Co.	10,958	313,728
Campbell Soup Co.	7,822	247,957
ConAgra Foods, Inc.	5,249	139,991
General Mills, Inc.	15,224	606,372
H.J. Heinz Co.	7,485	388,097
The Hershey Co.	5,151	314,623
Hormel Foods Corp.	4,719	135,813
The J.M. Smucker Co.	2,666	210,027
Kellogg Co.	8,950	443,204
Kraft Foods, Inc. - Class A	37,757	1,446,093
McCormick & Co., Inc. - NVS	3,065	154,905
Sara Lee Corp.	14,447	276,660

		4,677,470

Household Products - 4.2%
Clorox Co.	1,555	106,766
Colgate-Palmolive Co.	8,544	775,112
Kimberly-Clark Corp.	9,027	645,972
The Procter & Gamble Co.	49,254	3,104,972

		4,632,822

Personal Products - 0.1%
Avon Products, Inc.	8,707	154,723

Tobacco - 4.5%
Altria Group, Inc.	51,788	1,470,779
Lorillard, Inc.	3,612	387,893
Philip Morris International, Inc.	40,285	3,012,109

		4,870,781

Total Consumer Staples		24,712,274

2

Investment Portfolio - January 31, 2012

(unaudited)

DIVIDEND FOCUS SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Energy - 14.9%
Oil, Gas & Consumable Fuels - 14.9%
BP plc - ADR (United Kingdom)	34,366	$1,577,743
Chevron Corp.	37,706	3,886,734
ConocoPhillips	32,466	2,214,506
Exxon Mobil Corp.	44,253	3,705,746
Sasol Ltd. - ADR (South Africa)	12,287	630,815
Statoil ASA - ADR (Norway)	53,810	1,359,241
Total S.A. - ADR (France)	53,795	2,849,521

Total Energy		16,224,306

Financials - 0.4%
Insurance - 0.4%
Marsh & McLennan Companies, Inc.	13,117	414,366

Health Care - 21.5%
Health Care Equipment & Supplies - 1.2%
Baxter International, Inc.	11,031	612,000
Becton, Dickinson and Co.	3,929	308,073
Medtronic, Inc.	11,603	447,528

		1,367,601

Health Care Providers & Services - 0.2%
Cardinal Health, Inc.	3,958	170,313

Pharmaceuticals - 20.1%
Abbott Laboratories	34,378	1,861,569
AstraZeneca plc - ADR (United Kingdom)	31,333	1,508,684
Bristol-Myers Squibb Co.	40,272	1,298,369
Eli Lilly & Co.	26,659	1,059,429
GlaxoSmithKline plc - ADR (United Kingdom)	59,508	2,650,486
Johnson & Johnson	66,639	4,392,176
Merck & Co., Inc.	67,244	2,572,755
Novartis AG - ADR (Switzerland)	30,633	1,665,210
Pfizer, Inc.	177,566	3,799,912
Sanofi - ADR (France)	30,457	1,130,868

		21,939,458

Total Health Care		23,477,372

Industrials - 11.8%
Aerospace & Defense - 4.1%
The Boeing Co.	8,025	595,295
Exelis, Inc.	2,342	23,397
General Dynamics Corp.	6,564	453,966
Honeywell International, Inc.	15,231	884,007
Lockheed Martin Corp.	6,146	505,939

3

Investment Portfolio - January 31, 2012

(unaudited)

DIVIDEND FOCUS SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Industrials (continued)
Aerospace & Defense (continued)
Northrop Grumman Corp.	6,697	$388,761
Raytheon Co.	6,394	306,848
United Technologies Corp.	16,226	1,271,307

		4,429,520

Air Freight & Logistics - 0.8%
United Parcel Service, Inc. - Class B	11,352	858,779

Commercial Services & Supplies - 0.4%
Pitney Bowes, Inc.	4,771	90,506
Waste Management, Inc.	11,258	391,328

		481,834

Electrical Equipment - 1.7%
ABB Ltd. (Asea Brown Boveri) - ADR (Switzerland)	38,145	794,560
Cooper Industries plc (Ireland)	4,116	243,338
Emerson Electric Co.	16,708	858,457

		1,896,355

Industrial Conglomerates - 3.0%
3M Co.	15,586	1,351,462
Koninklijke Philips Electronics N.V. - NY Shares (Netherlands)	21,915	443,998
Siemens AG - ADR (Germany)	10,523	992,214
Tyco International Ltd. (Switzerland)	9,176	467,517

		3,255,191

Machinery - 1.2%
Dover Corp.	4,266	270,507
Eaton Corp.	3,820	187,295
Illinois Tool Works, Inc.	11,184	593,087
ITT Corp.*	1,171	25,457
Stanley Black & Decker, Inc.	1,895	132,991
Xylem, Inc.	2,342	60,681

		1,270,018

Road & Rail - 0.3%
Norfolk Southern Corp.	4,170	301,074

Trading Companies & Distributors - 0.3%
Mitsui & Co. Ltd. - ADR (Japan)	1,025	348,500

Total Industrials		12,841,271

Information Technology - 10.0%
Communications Equipment - 0.8%
Harris Corp.	2,149	88,109

4

Investment Portfolio - January 31, 2012

(unaudited)

DIVIDEND FOCUS SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Information Technology (continued)
Communications Equipment (continued)
Nokia Corp. - ADR (Finland)	61,995	$312,455
Telefonaktiebolaget LM Ericsson - ADR (Sweden)	57,203	530,272

		930,836

Electronic Equipment, Instruments & Components - 0.2%
TE Connectivity Ltd. - ADR (Switzerland)	5,248	178,957

IT Services - 0.8%
Automatic Data Processing, Inc.	11,020	603,676
Paychex, Inc.	8,094	254,961

		858,637

Office Electronics - 0.6%
Canon, Inc. - ADR (Japan)	16,022	686,543

Semiconductors & Semiconductor Equipment - 4.9%
Analog Devices, Inc.	3,589	140,438
Applied Materials, Inc.	16,743	205,604
Intel Corp.	118,473	3,130,057
Linear Technology Corp.	5,337	177,829
STMicroelectronics N.V. - NY Shares (Switzerland)	10,845	72,445
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	114,737	1,615,497

		5,341,870

Software - 2.7%
Microsoft Corp.	98,199	2,899,816

Total Information Technology		10,896,659

Materials - 4.1%
Chemicals - 1.7%
Air Products & Chemicals, Inc.	2,531	222,804
E.I. du Pont de Nemours & Co.	20,611	1,048,894
International Flavors & Fragrances, Inc.	1,900	106,039
PPG Industries, Inc.	3,639	325,982
The Sherwin-Williams Co.	1,819	177,407

		1,881,126

Metals & Mining - 2.3%
BHP Billiton plc - ADR (United Kingdom)	31,893	2,147,356
Southern Copper Corp.	10,255	355,746

		2,503,102

Paper & Forest Products - 0.1%
International Paper Co.	4,894	152,399

Total Materials		4,536,627

5

Investment Portfolio - January 31, 2012

(unaudited)

DIVIDEND FOCUS SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Telecommunication Services - 2.6%
Diversified Telecommunication Services - 0.5%
Chunghwa Telecom Co. Ltd. - ADR (Taiwan)	17,287	$560,272

Wireless Telecommunication Services - 2.1%
NTT DoCoMo, Inc. - ADR (Japan)	83,116	1,477,802
Philippine Long Distance Telephone Co. - ADR (Philippines)	3,549	225,432
Rogers Communications, Inc. - Class B (Canada)	10,256	394,343
Turkcell Iletisim Hizmetleri AS - ADR (Turkey)*	10,916	140,707

		2,238,284

Total Telecommunication Services		2,798,556

Utilities - 1.7%
Electric Utilities - 1.0%
Companhia Energetica de Minas Gerais (CEMIG) - ADR (Brazil)	8,985	181,856
Enersis S.A. - ADR (Chile)	12,501	228,893
Entergy Corp.	2,085	144,657
Exelon Corp.	12,629	502,382

		1,057,788

Independent Power Producers & Energy Traders - 0.2%
Empresa Nacional de Electricidad S.A. - ADR (Chile)	5,095	238,905

Multi-Utilities - 0.3%
Public Service Enterprise Group, Inc.	12,470	378,340

Water Utilities - 0.2%
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) - ADR (Brazil)*	2,531	166,768

Total Utilities		1,841,801

TOTAL COMMON STOCKS (Identified Cost $103,510,069)		106,397,733

SHORT-TERM INVESTMENTS - 2.4%
Dreyfus Cash Management, Inc. - Institutional Shares[1] , 0.09% (Identified Cost $2,595,804)	2,595,804	2,595,804

TOTAL INVESTMENTS - 99.9% (Identified Cost $106,105,873)		108,993,537
OTHER ASSETS, LESS LIABILITIES - 0.1%		84,419

NET ASSETS - 100%		$109,077,956

ADR - American Depository Receipt
NVS - Non-Voting Shares
*Non-income producing security
[1] Rate shown is the current yield as of January 31, 2012.

6

Investment Portfolio - January 31, 2012

(unaudited)

Federal Tax Information:

On January 31, 2012, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$106,156,221
Unrealized appreciation	4,561,611
Unrealized depreciation	(1,724,295)

Net unrealized appreciation	$2,837,316

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2012 in valuing the Series’ assets or liabilities carried at fair value:

	$108,993,537	$108,993,537	$108,993,537	$108,993,537
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities*:
Consumer Discretionary	$8,654,501	$8,654,501	$—	$—
Consumer Staples	24,712,274	24,712,274	—	—
Energy	16,224,306	16,224,306	—	—
Financials	414,366	414,366	—	—
Health Care	23,477,372	23,477,372	—	—
Industrials	12,841,271	12,841,271	—	—
Information Technology	10,896,659	10,896,659	—	—
Materials	4,536,627	4,536,627	—	—
Telecommunication Services	2,798,556	2,798,556	—	—
Utilities	1,841,801	1,841,801	—	—
Mutual funds	2,595,804	2,595,804	—	—

Total assets	$108,993,537	$108,993,537	$—	$—

*Includes common stock, warrants and rights.

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2011 or January 31, 2012.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended January 31, 2012.

Recent Accounting Standard

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011-04, “Fair Value Measurements (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs” (“ASU 2011-04”). ASU 2011-04 clarifies the application of existing fair value measurement requirements, changes certain principles related to measuring fair value, and requires additional disclosures about fair value measurements.

7

Investment Portfolio - January 31, 2012

(unaudited)

Required disclosures are expanded under the new guidance, especially for fair value measurements that are categorized within Level 3 of the fair value hierarchy, for which quantitative information about the unobservable inputs used, and a narrative description of the valuation processes in place and sensitivity of recurring Level 3 measurements to changes in unobservable inputs will be required.

ASU 2011-04 is effective for interim and annual periods beginning after December 15, 2011 and is to be applied prospectively. Management is currently assessing the impact of this guidance, but does not expect it to have a material impact on the Series’ financial statements.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

8

Investment Portfolio - January 31, 2012

(unaudited)

TAX MANAGED SERIES	SHARES	VALUE

COMMON STOCKS - 98.5%
Consumer Discretionary - 22.5%
Automobiles - 0.8%
Toyota Motor Corp. - ADR (Japan)	4,920	$361,522

Hotels, Restaurants & Leisure - 2.3%
Carnival Corp.	35,150	1,061,530

Internet & Catalog Retail - 1.8%
Amazon.com, Inc.*	4,400	855,536

Media - 16.5%
AMC Networks, Inc. - Class A*	13,580	580,681
DIRECTV - Class A*	19,250	866,443
Discovery Communications, Inc. - Class A*	15,420	661,210
Imax Corp. (Canada)*	12,250	253,698
Liberty Global, Inc. - Class A*	9,860	452,377
News Corp. - Class A	43,210	813,644
Time Warner, Inc.	33,280	1,233,357
Virgin Media, Inc. - ADR (United Kingdom)	32,270	769,317
The Walt Disney Co.	40,430	1,572,727
The Washington Post Co. - Class B	1,290	488,536

		7,691,990

Specialty Retail - 1.1%
Dick’s Sporting Goods, Inc.	12,340	508,531

Total Consumer Discretionary		10,479,109

Consumer Staples - 13.0%
Beverages - 2.9%
Anheuser-Busch InBev N.V. (Belgium)[1]	13,930	846,956
The Coca-Cola Co.	7,280	491,618

		1,338,574

Food & Staples Retailing - 1.6%
Koninklijke Ahold N.V. (Netherlands)[1]	12,600	167,203
The Kroger Co.	24,220	575,467

		742,670

Food Products - 7.5%
Danone (France)[1]	11,410	705,874
General Mills, Inc.	22,120	881,040
Kraft Foods, Inc. - Class A	23,730	908,859
Nestle S.A. (Switzerland)[1]	4,770	273,722
Unilever plc - ADR (United Kingdom)	21,980	711,932

		3,481,427

Personal Products - 1.0%
Beiersdorf AG (Germany)[1]	8,000	481,163

Total Consumer Staples		6,043,834

1

Investment Portfolio - January 31, 2012

(unaudited)

TAX MANAGED SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Energy - 6.2%
Energy Equipment & Services - 4.1%
Baker Hughes, Inc.	17,500	$859,775
Schlumberger Ltd.	11,030	829,125
Weatherford International Ltd. - ADR (Switzerland)*	14,280	239,047

		1,927,947

Oil, Gas & Consumable Fuels - 2.1%
Hess Corp.	17,010	957,663

Total Energy		2,885,610

Financials - 8.4%
Capital Markets - 1.9%
The Charles Schwab Corp.	27,900	325,035
State Street Corp.	14,700	575,946

		900,981

Commercial Banks - 1.0%
Banco Santander S.A. (Spain)[1]	59,400	463,847

Consumer Finance - 2.6%
American Express Co.	7,950	398,613
Discover Financial Services	29,690	806,974

		1,205,587

Diversified Financial Services - 2.9%
Deutsche Boerse AG (Germany)*[1]	10,860	641,334
Moody’s Corp.	18,930	704,764

		1,346,098

Total Financials		3,916,513

Health Care - 11.6%
Biotechnology - 1.0%
BioMarin Pharmaceutical, Inc.*	13,200	470,844

Health Care Equipment & Supplies - 5.0%
Alere, Inc.*	1,050	25,357
Becton, Dickinson and Co.	9,120	715,099
Boston Scientific Corp.*	71,080	423,637
Gen-Probe, Inc.*	10,300	689,379
Volcano Corp.*	16,840	472,362

		2,325,834

Health Care Technology - 4.4%
Allscripts Healthcare Solutions, Inc.*	22,820	436,318
Cerner Corp.*	26,600	1,619,674

		2,055,992

2

Investment Portfolio - January 31, 2012

(unaudited)

TAX MANAGED SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Health Care (continued)
Life Sciences Tools & Services - 1.2%
Lonza Group AG (Switzerland)[1]	2,960	$160,331
Waters Corp.*	4,280	370,520

		530,851

Total Health Care		5,383,521

Industrials - 9.9%
Air Freight & Logistics - 2.5%
FedEx Corp.	5,240	479,408
United Parcel Service, Inc. - Class B	9,160	692,954

		1,172,362

Airlines - 2.5%
Ryanair Holdings plc - ADR (Ireland)*	16,750	561,795
Southwest Airlines Co.	64,530	618,197

		1,179,992

Construction & Engineering - 1.4%
Quanta Services, Inc.*	30,330	655,128

Machinery - 1.9%
Flowserve Corp.	5,900	650,003
Pall Corp.	3,730	222,606

		872,609

Road & Rail - 1.6%
Norfolk Southern Corp.	10,290	742,938

Total Industrials		4,623,029

Information Technology - 20.7%
Communications Equipment - 5.6%
Cisco Systems, Inc.	70,500	1,383,915
Qualcomm, Inc.	20,440	1,202,281

		2,586,196

Computers & Peripherals - 3.0%
EMC Corp.*	54,010	1,391,298

Electronic Equipment, Instruments & Components - 1.7%
Corning, Inc.	61,860	796,138

Internet Software & Services - 3.9%
Google, Inc. - Class A*	3,090	1,792,540

IT Services - 3.7%
Amadeus IT Holding S.A. - Class A (Spain)[1]	15,170	260,269
Amdocs Ltd. - ADR (Guernsey)*	10,730	315,891
MasterCard, Inc. - Class A	1,610	572,468

3

Investment Portfolio - January 31, 2012

(unaudited)

TAX MANAGED SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Information Technology (continued)
IT Services (continued)
Visa, Inc. - Class A	5,830	$586,731

		1,735,359

Software - 2.8%
Autodesk, Inc.*	16,610	597,960
Electronic Arts, Inc.*	38,370	712,531

		1,310,491

Total Information Technology		9,612,022

Materials - 4.5%
Chemicals - 4.5%
Monsanto Co.	21,500	1,764,075
Syngenta AG (Switzerland)[1]	1,020	309,748

Total Materials		2,073,823

Telecommunication Services - 1.7%
Diversified Telecommunication Services - 1.7%
Telenor ASA (Norway)[1]	48,430	789,951

TOTAL COMMON STOCKS (Identified Cost $38,040,844)		45,807,412

SHORT-TERM INVESTMENTS - 3.3%

Dreyfus Cash Management, Inc. - Institutional Shares[2] , 0.09% (Identified Cost $1,511,449)	1,511,449	1,511,449

TOTAL INVESTMENTS - 101.8% (Identified Cost $39,552,293)		47,318,861

LIABILITIES, LESS OTHER ASSETS - (1.8%)		(817,474)

NET ASSETS - 100%		$46,501,387

ADR - American Depository Receipt

*Non-income producing security

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Rate shown is the current yield as of January 31, 2012.

4

Investment Portfolio - January 31, 2012

(unaudited)

Federal Tax Information:

On January 31, 2012, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$39,653,586
Unrealized appreciation	8,384,948
Unrealized depreciation	(719,673)

Net unrealized appreciation	$7,665,275

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2012 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities*:
Consumer Discretionary	$10,479,109	$10,479,109	$—	$—
Consumer Staples	6,043,834	3,568,916	2,474,918	—
Energy	2,885,610	2,885,610	—	—
Financials	3,916,513	2,811,332	1,105,181	—
Health Care	5,383,521	5,223,190	160,331	—
Industrials	4,623,029	4,623,029	—	—
Information Technology	9,612,022	9,351,753	260,269	—
Materials	2,073,823	1,764,075	309,748	—
Telecommunication Services	789,951	—	789,951	—
Mutual funds	1,511,449	1,511,449	—	—

Total assets	$47,318,861	$42,218,463	$5,100,398	$—

*Includes common stock, warrants and rights. Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of October 31, 2011 or January 31, 2012.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended January 31, 2012.

Recent Accounting Standard

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011-04, “Fair Value Measurements (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs” (“ASU 2011-04”). ASU 2011-04 clarifies the application of existing fair value measurement requirements, changes certain principles related to measuring fair value, and requires additional disclosures about fair value measurements.

5

Investment Portfolio - January 31, 2012

(unaudited)

Required disclosures are expanded under the new guidance, especially for fair value measurements that are categorized within Level 3 of the fair value hierarchy, for which quantitative information about the unobservable inputs used, and a narrative description of the valuation processes in place and sensitivity of recurring Level 3 measurements to changes in unobservable inputs will be required.

ASU 2011-04 is effective for interim and annual periods beginning after December 15, 2011 and is to be applied prospectively. Management is currently assessing the impact of this guidance, but does not expect it to have a material impact on the Series’ financial statements.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

6

Investment Portfolio - January 31, 2012

(unaudited)

OVERSEAS SERIES	SHARES	VALUE

COMMON STOCKS - 94.0%
Consumer Discretionary - 13.4%
Automobiles - 2.1%
Suzuki Motor Corp. (Japan)[1]	706,200	$16,140,601
Toyota Motor Corp. (Japan)[1]	457,500	16,873,752

		33,014,353

Diversified Consumer Services - 0.9%
Anhanguera Educacional Participacoes S.A. (Brazil)	987,120	13,276,854

Hotels, Restaurants & Leisure - 2.2%
Accor S.A. (France)[1]	888,400	27,060,907
Ctrip.com International Ltd. - ADR (China)*	269,260	6,744,963

		33,805,870

Internet & Catalog Retail - 0.4%
Ocado Group plc (United Kingdom)*[1]	4,171,760	5,733,449

Media - 5.5%
Imax Corp. (Canada)*	623,200	12,906,472
Liberty Global, Inc. - Class A (United States)*	514,770	23,617,648
Societe Television Francaise 1 (France)[1]	2,951,620	32,572,549
Virgin Media, Inc. - ADR (United Kingdom)	702,800	16,754,752

		85,851,421

Multiline Retail - 1.3%
Marks & Spencer Group plc (United Kingdom)[1]	3,910,400	20,172,287

Textiles, Apparel & Luxury Goods - 1.0%
Adidas AG (Germany)[1]	219,800	15,881,243

Total Consumer Discretionary		207,735,477

Consumer Staples - 19.0%
Beverages - 2.9%
Anheuser-Busch InBev N.V. (Belgium)[1]	418,880	25,468,272
Heineken N.V. (Netherlands)[1]	405,960	18,792,235

		44,260,507

Food & Staples Retailing - 6.3%
Carrefour S.A. (France)[1]	1,230,550	28,172,923
Distribuidora Internacional de Alimentacion S.A. (Spain)*[1]	805,180	3,727,206
Koninklijke Ahold N.V. (Netherlands)[1]	2,035,830	27,015,600
Tesco plc (United Kingdom)[1]	7,723,050	38,943,759

		97,859,488

Food Products - 6.3%
Danone (France)[1]	628,070	38,855,262
Nestle S.A. (Switzerland)[1]	537,610	30,850,246
Unilever plc - ADR (United Kingdom)	845,710	27,392,547

		97,098,055

1

Investment Portfolio - January 31, 2012

(unaudited)

OVERSEAS SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Consumer Staples (continued)
Household Products - 1.5%
Reckitt Benckiser Group plc (United Kingdom)[1]	444,010	$23,653,667

Personal Products - 2.0%
Beiersdorf AG (Germany)[1]	263,760	15,863,953
Natura Cosmeticos S.A. (Brazil)	732,370	15,685,260

		31,549,213

Total Consumer Staples		294,420,930

Energy - 10.2%
Energy Equipment & Services - 6.1%
Compagnie Generale de Geophysique - Veritas (CGG - Veritas) (France)*[1]	904,430	25,314,388
Petroleum Geo-Services ASA (Norway)*[1]	685,720	8,808,618
Schlumberger Ltd. (United States)	600,820	45,163,639
Trican Well Service Ltd. (Canada)	946,760	15,749,433

		95,036,078

Oil, Gas & Consumable Fuels - 4.1%
Cameco Corp. (Canada)	1,378,750	32,083,514
Talisman Energy, Inc. (Canada)	2,572,100	30,730,785

		62,814,299

Total Energy		157,850,377

Financials - 6.2%
Commercial Banks - 3.0%
Banco Santander S.A. (Spain)[1]	3,011,540	23,516,712
HSBC Holdings plc (United Kingdom)[1]	2,890,720	24,152,238

		47,668,950

Diversified Financial Services - 2.2%
Deutsche Boerse AG (Germany)*[1]	574,380	33,919,811

Insurance - 1.0%
Mapfre S.A. (Spain)[1]	4,622,660	15,395,846

Total Financials		96,984,607

Health Care - 10.4%
Health Care Equipment & Supplies - 2.4%
Getinge AB - Class B (Sweden)[1]	290,250	7,896,512
Mindray Medical International Ltd. - ADR (China)	675,680	20,108,237
Straumann Holding AG (Switzerland)[1]	47,650	8,585,658

		36,590,407

Health Care Providers & Services - 3.0%
Bumrungrad Hospital Public Co. Ltd. - NVDR (Thailand)[1]	4,089,600	6,239,136
Sonic Healthcare Ltd. (Australia)[1]	3,342,530	39,866,496

		46,105,632

2

Investment Portfolio - January 31, 2012

(unaudited)

OVERSEAS SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Health Care (continued)
Life Sciences Tools & Services - 4.5%
Lonza Group AG (Switzerland)[1]	831,070	$45,015,709
QIAGEN N.V. (Netherlands)*[1]	1,181,100	19,291,562
WuXi PharmaTech (Cayman), Inc. - ADR (China)*	435,490	5,913,954

		70,221,225

Pharmaceuticals - 0.5%
Santen Pharmaceutical Co. Ltd. (Japan)[1]	196,500	8,067,559

Total Health Care		160,984,823

Industrials - 14.0%
Aerospace & Defense - 1.2%
European Aeronautic Defence and Space Co. N.V. (Netherlands)[1]	577,740	19,425,106

Air Freight & Logistics - 2.4%
PostNL N.V. (Netherlands)[1]	3,141,110	12,673,654
TNT Express N.V. (Netherlands)[1]	2,860,210	24,019,613

		36,693,267

Airlines - 3.6%
Ryanair Holdings plc - ADR (Ireland)*	1,662,370	55,755,890

Commercial Services & Supplies - 0.7%
Edenred (France)[1]	474,190	11,533,841

Electrical Equipment - 1.9%
Nexans S.A. (France)[1]	203,090	12,639,865
Prysmian S.p.A. (Italy)[1]	1,154,970	17,385,180

		30,025,045

Machinery - 0.6%
Westport Innovations, Inc. - ADR (Canada)*	227,170	9,450,272

Marine - 0.5%
D/S Norden (Denmark)[1]	93,650	2,348,757
Diana Shipping, Inc. - ADR (Greece)*	284,270	2,370,812
Pacific Basin Shipping Ltd. (Bermuda)[1,2]	5,053,000	2,402,306

		7,121,875

Professional Services - 1.6%
Adecco S.A. (Switzerland)[1]	267,360	12,730,865
Randstad Holding N.V. (Netherlands)[1]	365,000	12,466,014

		25,196,879

Road & Rail - 0.9%
All America Latina Logistica S.A. (Brazil)	2,388,850	13,740,810

Transportation Infrastructure - 0.6%
Groupe Eurotunnel S.A. (France)[1]	1,095,430	9,042,420

Total Industrials		217,985,405

3

Investment Portfolio - January 31, 2012

(unaudited)

OVERSEAS SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Information Technology - 12.2%
Communications Equipment - 1.3%
Alcatel-Lucent - ADR (France)*	11,573,700	$20,138,238

Electronic Equipment, Instruments & Components - 0.8%
Nippon Electric Glass Co. Ltd. (Japan)[1]	1,494,500	13,032,213

Internet Software & Services - 1.3%
Tencent Holdings Ltd. (China)[1]	836,300	20,420,941

IT Services - 6.6%
Amadeus IT Holding S.A. - Class A (Spain)[1]	700,420	12,016,986
Amdocs Ltd. - ADR (Guernsey)*	1,469,671	43,267,114
Cap Gemini S.A. (France)[1]	464,050	16,965,236
Cielo S.A. (Brazil)	458,540	13,660,146
Redecard S.A. (Brazil)	877,460	15,819,591

		101,729,073

Semiconductors & Semiconductor Equipment - 1.6%
Sumco Corp. (Japan)*[1]	1,002,000	8,597,994
Tokyo Electron Ltd. (Japan)[1]	284,580	16,222,596

		24,820,590

Software - 0.6%
Misys plc (United Kingdom)[1]	1,662,550	8,474,107

Total Information Technology		188,615,162

Materials - 7.0%
Chemicals - 5.0%
Chr. Hansen Holding A/S (Denmark)[1]	231,570	5,681,443
Johnson Matthey plc (United Kingdom)[1]	1,016,080	32,925,622
Shin-Etsu Chemical Co. Ltd. (Japan)[1]	147,800	7,696,847
Syngenta AG (Switzerland)[1]	101,920	30,950,482

		77,254,394

Construction Materials - 2.0%
CRH plc (Ireland)[1]	773,590	15,388,248
Holcim Ltd. (Switzerland)[1]	271,740	15,552,084

		30,940,332

Total Materials		108,194,726

Telecommunication Services - 1.6%
Diversified Telecommunication Services - 1.6%
Telenor ASA (Norway)[1]	1,492,190	24,339,406

TOTAL COMMON STOCKS (Identified Cost $1,548,768,176)		1,457,110,913

4

Investment Portfolio - January 31, 2012

(unaudited)

OVERSEAS SERIES	SHARES	VALUE

PREFERRED STOCKS - 0.5%
Consumer Staples - 0.5%
Household Products - 0.5%
Henkel AG & Co. KGaA (Germany)[1] (Identified Cost $7,508,994)	125,240	$7,738,121

SHORT-TERM INVESTMENTS - 7.2%
Dreyfus Cash Management, Inc. - Institutional Shares[3] , 0.09% (Identified Cost $111,605,094)	111,605,094	111,605,094

TOTAL INVESTMENTS - 101.7% (Identified Cost $1,667,882,264)		1,576,454,128
LIABILITIES, LESS OTHER ASSETS - (1.7%)		(26,815,267)

NET ASSETS - 100%		$1,549,638,861

ADR - American Depository Receipt

NVDR - Non-Voting Depository Receipt

*Non-income producing security

1 A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2 Traded on Hong Kong exchange.

3 Rate shown is the current yield as of January 31, 2012.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following countries:

France - 14.3%; United Kingdom - 12.8%.

Federal Tax Information:

On January 31, 2012, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$1,679,668,877
Unrealized appreciation	80,990,443
Unrealized depreciation	(184,205,192)

Net unrealized depreciation	$(103,214,749)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

5

Investment Portfolio - January 31, 2012

(unaudited)

The following is a summary of the valuation levels used for major security types as of January 31, 2012 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities*:
Consumer Discretionary	$207,735,477	$73,300,689	$134,434,788	$—
Consumer Staples	294,420,930	43,077,807	251,343,123	—
Energy	157,850,377	123,727,371	34,123,006	—
Financials	96,984,607	—	96,984,607	—
Health Care	160,984,823	26,022,191	134,962,632	—
Industrials	217,985,405	81,317,784	136,667,621	—
Information Technology	188,615,162	92,885,089	95,730,073	—
Materials	108,194,726	—	108,194,726	—
Telecommunication Services	24,339,406	—	24,339,406	—
Preferred securities:
Consumer Staples	7,738,121	—	7,738,121	—
Mutual funds	111,605,094	111,605,094	—	—

Total assets	$1,576,454,128	$551,936,025	$1,024,518,103	$—

*Includes common stock, warrants and rights. Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of October 31, 2011 or January 31, 2012.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended January 31, 2012.

Recent Accounting Standard

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011-04, “Fair Value Measurements (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs” (“ASU 2011-04”). ASU 2011-04 clarifies the application of existing fair value measurement requirements, changes certain principles related to measuring fair value, and requires additional disclosures about fair value measurements.

Required disclosures are expanded under the new guidance, especially for fair value measurements that are categorized within Level 3 of the fair value hierarchy, for which quantitative information about the unobservable inputs used, and a narrative description of the valuation processes in place and sensitivity of recurring Level 3 measurements to changes in unobservable inputs will be required.

ASU 2011-04 is effective for interim and annual periods beginning after December 15, 2011 and is to be applied prospectively. Management is currently assessing the impact of this guidance, but does not expect it to have a material impact on the Series’ financial statements.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

6

Investment Portfolio - January 31, 2012

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES	VALUE

COMMON STOCKS - 23.57%

Consumer Discretionary - 4.12%
Auto Components - 0.02%
Hankook Tire Co. Ltd. (South Korea)[1]	5,450	$217,360

Automobiles - 0.25%
Suzuki Motor Corp. (Japan)[1]	4,700	107,421
Tesla Motors, Inc.*	4,490	130,524
Toyota Motor Corp. (Japan)[1]	2,600	95,895
Toyota Motor Corp. - ADR (Japan)	33,640	2,471,867
Yamaha Motor Co. Ltd. (Japan)[1]	12,200	161,934

		2,967,641

Distributors - 0.01%
Inchcape plc (United Kingdom)[1]	25,370	136,539

Diversified Consumer Services - 0.02%
Anhanguera Educacional Participacoes S.A. (Brazil)	10,310	138,670
Grand Canyon Education, Inc.*	3,680	61,750

		200,420

Hotels, Restaurants & Leisure - 0.48%
Accor S.A. (France)[1]	24,030	731,960
Carnival Corp.	131,640	3,975,528
Ctrip.com International Ltd. - ADR (China)*	12,180	305,109
Hyatt Hotels Corp. - Class A*	6,380	271,916
Intercontinental Hotels Group plc (United Kingdom)[1]	15,500	316,080
TUI Travel plc (United Kingdom)[1]	20,420	61,661

		5,662,254

Household Durables - 0.11%
Corporacion Geo S.A.B. de C.V. - Class B (Mexico)*	25,250	39,868
DR Horton, Inc.	19,490	271,301
Lennar Corp. - Class A	16,150	347,063
LG Electronics, Inc. (South Korea)[1]	1,100	80,895
NVR, Inc.*	360	249,570
Rodobens Negocios Imobiliarios S.A. (Brazil)	17,780	108,886
Toll Brothers, Inc.*	11,860	258,667

		1,356,250

Internet & Catalog Retail - 0.32%
Amazon.com, Inc.*	18,580	3,612,695
Blue Nile, Inc.*	970	39,139
Ocado Group plc (United Kingdom)*[1]	101,830	139,950

		3,791,784

Media - 2.80%
AMC Networks, Inc. - Class A*	84,420	3,609,799
DIRECTV - Class A*	93,470	4,207,085

Investment Portfolio - January 31, 2012

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Consumer Discretionary (continued)
Media (continued)
Grupo Televisa S.A. - ADR (Mexico)	6,070	$119,700
Imax Corp. (Canada)*	8,690	179,970
Liberty Global, Inc. - Class A*	60,230	2,763,352
Mediaset Espana Comunicacion S.A. (Spain)[1]	48,350	283,184
News Corp. - Class A	202,230	3,807,991
Reed Elsevier plc - ADR (United Kingdom)	1,308	43,334
Societe Television Francaise 1 (France)[1]	16,930	186,831
Time Warner, Inc.	225,050	8,340,353
Virgin Media, Inc. - ADR (United Kingdom)	193,770	4,619,477
The Walt Disney Co.	116,480	4,531,072
Wolters Kluwer N.V. (Netherlands)[1]	3,680	66,855
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A. (Portugal)[1]	61,000	196,373

		32,955,376

Multiline Retail - 0.02%
Marks & Spencer Group plc (United Kingdom)[1]	18,990	97,962
PPR (France)[1]	745	117,641

		215,603

Specialty Retail - 0.08%
Belle International Holdings Ltd. (Hong Kong)[1]	60,000	97,295
Chico’s FAS, Inc.	10,960	125,382
Dick’s Sporting Goods, Inc.	5,330	219,649
The Finish Line, Inc. - Class A	5,670	119,921
Group 1 Automotive, Inc.	1,410	75,209
Inditex S.A. (Spain)[1]	900	78,647
KOMERI Co. Ltd. (Japan)[1]	1,500	46,163
Penske Automotive Group, Inc.	2,810	62,888
Sonic Automotive, Inc. - Class A	7,420	115,678

		940,832

Textiles, Apparel & Luxury Goods - 0.01%
Adidas AG (Germany)[1]	1,530	110,547

Total Consumer Discretionary		48,554,606

Consumer Staples - 2.34%
Beverages - 0.68%
Anheuser-Busch InBev N.V. (Belgium)[1]	67,890	4,127,772
The Boston Beer Co., Inc. - Class A*	1,030	103,051
C&C Group plc (Ireland)[1]	20,630	84,901
Cia Cervecerias Unidas S.A. - ADR (Chile)	1,950	122,187
The Coca-Cola Co.	46,640	3,149,599
Diageo plc (United Kingdom)[1]	11,380	251,883
Heckmann Corp.*	19,940	101,893

Investment Portfolio - January 31, 2012

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Consumer Staples (continued)
Beverages (continued)
Heineken N.V. (Netherlands)[1]	2,200	$101,840

		8,043,126

Food & Staples Retailing - 0.40%
Carrefour S.A. (France)[1]	9,650	220,933
Casino Guichard-Perrachon S.A. (France)[1]	1,100	98,017
Distribuidora Internacional de Alimentacion S.A. (Spain)*[1]	26,470	122,531
Koninklijke Ahold N.V. (Netherlands)[1]	9,120	121,023
The Kroger Co.	155,920	3,704,659
SUPERVALU, Inc.	11,870	82,022
Tesco plc (United Kingdom)[1]	58,505	295,014

		4,644,199

Food Products - 1.22%
Barry Callebaut AG (Switzerland)[1]	180	169,480
China Yurun Food Group Ltd. (China)[1]	35,000	57,877
Cosan S.A. Industria e Comercio (Brazil)	3,090	49,997
Danone (France)[1]	4,920	304,374
Flowers Foods, Inc.	4,110	79,529
Kraft Foods, Inc. - Class A	130,090	4,982,447
M Dias Branco S.A. (Brazil)	2,700	71,518
Nestle S.A. (Switzerland)[1]	60,550	3,474,605
Suedzucker AG (Germany)[1]	2,950	87,322
Unilever plc - ADR (United Kingdom)	158,530	5,134,787

		14,411,936

Household Products - 0.03%
Reckitt Benckiser Group plc (United Kingdom)[1]	6,610	352,133

Personal Products - 0.01%
Beiersdorf AG (Germany)[1]	930	55,935

Total Consumer Staples		27,507,329

Energy - 1.72%
Energy Equipment & Services - 1.06%
Baker Hughes, Inc.	80,295	3,944,893
Calfrac Well Services Ltd. (Canada)	5,040	130,386
Compagnie Generale de Geophysique - Veritas (CGG - Veritas) (France)*[1]	5,950	166,536
ION Geophysical Corp.*	9,000	66,870
Key Energy Services, Inc.*	6,510	94,265
Petroleum Geo-Services ASA (Norway)*[1]	7,500	96,343
Schlumberger Ltd.	62,560	4,702,635
Trican Well Service Ltd. (Canada)	18,600	309,413
Weatherford International Ltd. - ADR (Switzerland)*	173,934	2,911,655

		12,422,996

Investment Portfolio - January 31, 2012

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Energy (continued)
Oil, Gas & Consumable Fuels - 0.66%
Cameco Corp. (Canada)	7,780	$181,041
Hess Corp.	119,370	6,720,531
Paladin Energy Ltd. (Australia)*[2]	75,420	146,673
Petroleo Brasileiro S.A. - ADR (Brazil)	7,510	209,754
Repsol YPF S.A. (Spain)[1]	1,990	54,873
Royal Dutch Shell plc - Class B (Netherlands)[1]	2,646	96,703
Royal Dutch Shell plc - Class B - ADR (Netherlands)	2,580	189,217
Talisman Energy, Inc. (Canada)	8,420	100,600
Total S.A. (France)[1]	1,820	96,463

		7,795,855

Total Energy		20,218,851

Financials - 3.72%
Capital Markets - 0.51%
The Charles Schwab Corp.	500,730	5,833,505
Deutsche Bank AG (Germany)[1]	2,280	97,147
Evercore Partners, Inc. - Class A	2,190	61,736
Greenhill & Co., Inc.	700	32,592
Lazard Ltd. - Class A - ADR (Bermuda)	1,590	45,665

		6,070,645

Commercial Banks - 0.24%
Banco Bilbao Vizcaya Argentaria S.A. - ADR (Spain)	12,920	113,179
Banco Santander S.A. - ADR (Spain)	36,710	289,275
Barclays plc (United Kingdom)[1]	30,850	103,442
BNP Paribas S.A. (France)[1]	7,750	329,640
CIT Group, Inc.*	3,910	149,127
Credit Agricole S.A. (France)[1]	18,440	113,953
First Commonwealth Financial Corp.	56,190	311,293
HSBC Holdings plc (United Kingdom)[1]	8,500	71,018
HSBC Holdings plc - ADR (United Kingdom)	6,077	254,201
ICICI Bank Ltd. - ADR (India)	7,570	274,110
Societe Generale S.A. (France)[1]	3,050	81,535
Standard Chartered plc (United Kingdom)[1]	4,590	110,930
U.S. Bancorp	11,620	327,916
Wells Fargo & Co.	8,950	261,429

		2,791,048

Consumer Finance - 0.75%
American Express Co.	65,800	3,299,212
Discover Financial Services	203,780	5,538,740

		8,837,952

Investment Portfolio - January 31, 2012

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Financials (continued)
Diversified Financial Services - 0.39%
CME Group, Inc.	1,390	$332,919
Deutsche Boerse AG (Germany)*[1]	4,380	258,659
ING Groep N.V. (Netherlands)*[1]	185	1,688
JPMorgan Chase & Co.	8,130	303,249
JSE Ltd. (South Africa)[1]	46,804	457,993
Moody’s Corp.	88,400	3,291,132

		4,645,640

Insurance - 0.15%
Allianz SE (Germany)[1]	3,600	396,854
The Allstate Corp.	9,090	262,247
AXA S.A. (France)[1]	1,230	18,729
Brasil Insurance Participacoes e Administracao S.A. (Brazil)	21,600	244,780
Mapfre S.A. (Spain)[1]	137,180	456,880
Muenchener Rueckversicherungs AG (MunichRe) (Germany)[1]	1,195	155,836
Zurich Financial Services AG (Switzerland)[1]	1,080	259,923

		1,795,249

Real Estate Investment Trusts (REITS) - 1.65%
Alexandria Real Estate Equities, Inc.	14,150	1,024,602
Alstria Office REIT AG (Germany)[1]	19,820	236,543
American Assets Trust, Inc.	10,140	224,500
American Campus Communities, Inc.	10,250	438,700
Apartment Investment & Management Co. - Class A	11,860	291,282
Associated Estates Realty Corp.	4,790	80,041
AvalonBay Communities, Inc.	1,690	229,857
BioMed Realty Trust, Inc.	85,830	1,593,863
Boston Properties, Inc.	6,660	692,973
Camden Property Trust	5,020	323,790
CBL & Associates Properties, Inc.	12,160	211,219
Cedar Realty Trust, Inc.	12,250	61,127
Coresite Realty Corp.	14,830	297,341
Corporate Office Properties Trust	56,480	1,368,510
CubeSmart	25,840	294,059
DiamondRock Hospitality Co.	8,570	90,328
Digital Realty Trust, Inc.	24,640	1,745,990
DuPont Fabros Technology, Inc.	61,800	1,575,900
Education Realty Trust, Inc.	18,930	202,551
Equity Lifestyle Properties, Inc.	3,510	246,191
Equity One, Inc.	9,310	175,493
Equity Residential	4,010	238,795
General Growth Properties, Inc.	21,590	340,690
HCP, Inc.	12,420	522,013

Investment Portfolio - January 31, 2012

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Financials (continued)
Real Estate Investment Trusts (REITS) (continued)
Health Care REIT, Inc.	9,410	$538,346
Healthcare Realty Trust, Inc.	7,690	162,028
Home Properties, Inc.	6,300	375,354
Host Hotels & Resorts, Inc.	38,587	633,599
Kilroy Realty Corp.	4,450	185,253
Kimco Realty Corp.	14,110	257,507
LTC Properties, Inc.	5,200	166,140
The Macerich Co.	3,170	172,131
Mack-Cali Realty Corp.	8,870	255,101
Mid-America Apartment Communities, Inc.	6,020	384,798
National Retail Properties, Inc.	6,620	178,806
Pebblebrook Hotel Trust	30,460	675,603
Potlatch Corp.	2,620	79,962
ProLogis, Inc.	4,000	126,840
Public Storage	1,980	274,943
Realty Income Corp.	6,750	245,700
Simon Property Group, Inc.	5,980	812,443
Sovran Self Storage, Inc.	10,060	467,991
Tanger Factory Outlet Centers	3,790	111,805
Taubman Centers, Inc.	1,850	124,005
UDR, Inc.	25,140	654,143

		19,388,856

Real Estate Management & Development - 0.02%
Forest City Enterprises, Inc. - Class A*	13,940	183,032

Thrifts & Mortgage Finance - 0.01%
Aareal Bank AG (Germany)*[1]	3,745	85,636

Total Financials		43,798,058

Health Care - 3.05%
Biotechnology - 0.19%
BioMarin Pharmaceutical, Inc.*	10,780	384,523
Dendreon Corp.*	56,250	763,875
Exact Sciences Corp.*	37,470	349,970
Myriad Genetics, Inc.*	32,660	772,736

		2,271,104

Health Care Equipment & Supplies - 0.87%
Abaxis, Inc.*	15,250	412,970
Alere, Inc.*	21,620	522,123
Becton, Dickinson and Co.	40,690	3,190,503
BioMerieux (France)[1]	5,040	424,451
Boston Scientific Corp.*	483,330	2,880,647

Investment Portfolio - January 31, 2012

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES	VALUE
COMMON STOCKS (continued)
Health Care (continued)
Health Care Equipment & Supplies (continued)
DexCom, Inc.*	26,280	$288,292
HeartWare International, Inc.*	6,640	459,687
Insulet Corp.*	27,890	543,018
Mindray Medical International Ltd. - ADR (China)	5,460	162,490
Quidel Corp.*	23,500	336,050
Sirona Dental Systems, Inc.*	5,920	286,232
Straumann Holding AG (Switzerland)[1]	2,305	415,319
Thoratec Corp.*	9,730	286,062

		10,207,844

Health Care Providers & Services - 0.11%
Amil Participacoes S.A. (Brazil)	12,540	125,529
Bumrungrad Hospital Public Co. Ltd. - NVDR (Thailand)[1]	49,330	75,258
China Cord Blood Corp. - ADR (Hong Kong)*	37,000	93,610
Odontoprev S.A. (Brazil)	15,910	265,895
Sonic Healthcare Ltd. (Australia)[1]	60,980	727,311

		1,287,603

Health Care Technology - 0.95%
Allscripts Healthcare Solutions, Inc.*	158,170	3,024,210
Cerner Corp.*	128,600	7,830,454
Computer Programs & Systems, Inc.	6,350	363,537

		11,218,201

Life Sciences Tools & Services - 0.66%
Luminex Corp.*	14,000	275,800
QIAGEN N.V. (Netherlands)*[1]	5,750	93,918
QIAGEN N.V. - ADR (Netherlands)*	262,640	4,249,515
Sequenom, Inc.*	68,440	294,976
Waters Corp.*	27,220	2,356,435
WuXi PharmaTech (Cayman), Inc. - ADR (China)*	39,190	532,200

		7,802,844

Pharmaceuticals - 0.27%
Allergan, Inc.	3,870	340,212
AstraZeneca plc (United Kingdom)[1]	615	29,620
AstraZeneca plc - ADR (United Kingdom)	6,080	292,752
Bayer AG (Germany)[1]	4,310	302,763
Dr. Reddy’s Laboratories Ltd. - ADR (India)	5,550	189,533
GlaxoSmithKline plc (United Kingdom)[1]	5,525	122,897
Green Cross Corp. (South Korea)[1]	2,440	310,268
Hikma Pharmaceuticals plc (United Kingdom)[1]	35,430	401,358
Novo Nordisk A/S - Class B (Denmark)[1]	1,220	144,971
Optimer Pharmaceuticals, Inc.*	28,010	363,290

Investment Portfolio - January 31, 2012

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Health Care (continued)
Pharmaceuticals (continued)
Sanofi (France)[1]	851	$63,095
Santen Pharmaceutical Co. Ltd. (Japan)[1]	1,400	57,479
Shire plc (Ireland)[1]	5,745	190,716
UCB S.A. (Belgium)[1]	9,240	376,373

		3,185,327

Total Health Care		35,972,923

Industrials - 2.03%
Aerospace & Defense - 0.01%
European Aeronautic Defence and Space Co. N.V. (Netherlands)[1]	3,150	105,911

Air Freight & Logistics - 0.68%
FedEx Corp.	34,240	3,132,618
PostNL N.V. (Netherlands)[1]	11,430	46,117
TNT Express N.V. (Netherlands)[1]	11,430	95,987
United Parcel Service, Inc. - Class B	62,872	4,756,267

		8,030,989

Airlines - 0.48%
Copa Holdings S.A. - ADR - Class A (Panama)	4,000	272,560
Deutsche Lufthansa AG (Germany)[1]	6,570	91,227
Ryanair Holdings plc - ADR (Ireland)*	7,710	258,593
Southwest Airlines Co.	478,845	4,587,335
Spirit Airlines, Inc.*	6,900	115,851
US Airways Group, Inc.*	37,260	314,474

		5,640,040

Commercial Services & Supplies - 0.04%
Edenred (France)[1]	12,060	293,338
Interface, Inc. - Class A	2,430	32,295
Tomra Systems ASA (Norway)[1]	26,250	192,114

		517,747

Construction & Engineering - 0.00%**
MYR Group, Inc.*	2,460	49,151

Electrical Equipment - 0.07%
ABB Ltd. (Asea Brown Boveri) - ADR (Switzerland)	6,480	134,978
Acuity Brands, Inc.	1,160	67,547
Alstom S.A. (France)[1]	3,310	126,773
Nexans S.A. (France)[1]	840	52,280
Polypore International, Inc.*	3,610	137,469
Prysmian S.p.A. (Italy)[1]	7,600	114,399
Schneider Electric S.A. (France)[1]	2,080	129,507

		762,953

Investment Portfolio - January 31, 2012

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Industrials (continued)
Industrial Conglomerates - 0.03%
Siemens AG (Germany)[1]	4,080	$385,298

Machinery - 0.41%
Astec Industries, Inc.*	1,300	43,966
FANUC Corp. (Japan)[1]	1,400	235,715
Flowserve Corp.	33,041	3,640,127
Graham Corp.	1,870	40,803
Titan International, Inc.	3,800	91,732
Wabash National Corp.*	19,870	176,247
Westport Innovations, Inc. - ADR (Canada)*	13,020	541,632

		4,770,222

Marine - 0.01%
Baltic Trading Ltd.	5,560	23,519
D/S Norden (Denmark)[1]	3,140	78,752
Pacific Basin Shipping Ltd. (Bermuda)[1,3]	28,000	13,312
Sinotrans Shipping Ltd. (Hong Kong)[1]	170,000	43,761

		159,344

Professional Services - 0.09%
The Advisory Board Co.*	7,890	601,849
Qualicorp S.A. (Brazil)*	48,020	475,198

		1,077,047

Road & Rail - 0.18%
All America Latina Logistica S.A. (Brazil)	71,640	412,078
Knight Transportation, Inc.	5,090	89,635
Norfolk Southern Corp.	19,080	1,377,576
RailAmerica, Inc.*	14,470	216,182

		2,095,471

Transportation Infrastructure - 0.03%
Groupe Eurotunnel S.A. (France)[1]	44,610	368,241

Total Industrials		23,962,414

Information Technology - 4.91%
Communications Equipment - 0.97%
Alcatel-Lucent - ADR (France)*	128,570	223,712
Cisco Systems, Inc.	421,408	8,272,239
Infinera Corp.*	71,690	511,867
Qualcomm, Inc.	41,220	2,424,560

		11,432,378

Computers & Peripherals - 0.63%
Apple, Inc.*	900	410,832
EMC Corp.*	264,810	6,821,506

Investment Portfolio - January 31, 2012

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Information Technology (continued)
Computers & Peripherals (continued)
Immersion Corp.*	41,020	$230,943

		7,463,281

Electronic Equipment, Instruments & Components - 0.38%
Amphenol Corp. - Class A	3,450	187,783
Corning, Inc.	291,190	3,747,615
Hitachi Ltd. (Japan)[1]	45,100	250,884
Keyence Corp. (Japan)[1]	600	150,058
Nippon Electric Glass Co. Ltd. (Japan)[1]	10,000	87,201

		4,423,541

Internet Software & Services - 0.92%
The Active Network, Inc.*	12,500	186,000
comScore, Inc.*	19,750	437,463
Google, Inc. - Class A*	15,995	9,278,859
LogMeIn, Inc.*	1,040	41,423
Tencent Holdings Ltd. (China)[1]	15,600	380,924
Velti plc - ADR (Ireland)*	54,090	473,287

		10,797,956

IT Services - 1.12%
Amadeus IT Holding S.A. - Class A (Spain)[1]	120,300	2,063,967
Amdocs Ltd. - ADR (Guernsey)*	21,140	622,362
Cap Gemini S.A. (France)[1]	16,320	596,644
Cielo S.A. (Brazil)	12,900	384,298
Euronet Worldwide, Inc.*	17,100	313,956
Indra Sistemas S.A. (Spain)[1]	14,410	190,063
MasterCard, Inc. - Class A	11,930	4,241,950
Redecard S.A. (Brazil)	17,370	313,161
Visa, Inc. - Class A	42,080	4,234,931
The Western Union Co.	14,300	273,130

		13,234,462

Semiconductors & Semiconductor Equipment - 0.05%
Sumco Corp. (Japan)*[1]	22,300	191,353
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	9,041	127,297
Tokyo Electron Ltd. (Japan)[1]	3,900	222,321

		540,971

Software - 0.84%
Autodesk, Inc.*	102,740	3,698,640
Aveva Group plc (United Kingdom)[1]	6,270	156,067
CommVault Systems, Inc.*	1,060	49,820
Electronic Arts, Inc.*	264,460	4,911,022

Investment Portfolio - January 31, 2012

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Information Technology (continued)
Software (continued)
Misys plc (United Kingdom)[1]	13,260	$67,587
RealPage, Inc.*	11,960	307,611
SAP AG (Germany)[1]	2,290	138,457
SolarWinds, Inc.*	10,360	327,480
Taleo Corp. - Class A*	8,160	293,842

		9,950,526

Total Information Technology		57,843,115

Materials - 1.23%
Chemicals - 1.20%
Arkema S.A. (France)[1]	2	162
BASF SE (Germany)[1]	5,010	386,467
Calgon Carbon Corp.*	9,140	149,348
Flotek Industries, Inc.*	5,370	63,044
Johnson Matthey plc (United Kingdom)[1]	9,480	307,195
Linde AG (Germany)[1]	1,490	236,941
Monsanto Co.	126,530	10,381,787
The Scotts Miracle-Gro Co. - Class A	1,300	61,568
Shin-Etsu Chemical Co. Ltd. (Japan)[1]	1,200	62,491
Syngenta AG (Switzerland)[1]	8,010	2,432,431

		14,081,434

Construction Materials - 0.03%
CRH plc (Ireland)[1]	8,380	166,695
Eagle Materials, Inc.	5,100	149,991
Holcim Ltd. (Switzerland)[1]	1,230	70,395

		387,081

Total Materials		14,468,515

Telecommunication Services - 0.42%
Diversified Telecommunication Services - 0.40%
France Telecom S.A. (France)[1]	4,780	71,858
Swisscom AG - ADR (Switzerland)[4]	3,150	124,236
Telefonica S.A. - ADR (Spain)	19,310	336,380
Telenor ASA (Norway)[1]	241,940	3,946,331
Telenor ASA - ADR (Norway)[4]	4,550	222,859

		4,701,664

Wireless Telecommunication Services - 0.02%
DiGi.com Berhad (Malaysia)[1]	65,910	85,733
SK Telecom Co. Ltd. - ADR (South Korea)	11,320	158,593

		244,326

Total Telecommunication Services		4,945,990

Investment Portfolio - January 31, 2012

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES/ PRINCIPAL AMOUNT	VALUE

COMMON STOCKS (continued)
Utilities - 0.03%
Electric Utilities - 0.01%
E.ON AG (Germany)[1]	4,875	$104,602

Multi-Utilities - 0.01%
National Grid plc (United Kingdom)[1]	8,760	87,230

Water Utilities - 0.01%
Cia de Saneamento de Minas Gerais - Copasa MG (Brazil)	5,860	129,764

Total Utilities		321,596

TOTAL COMMON STOCKS (Identified Cost $258,548,201)		277,593,397

PREFERRED STOCKS - 0.42%
Consumer Staples - 0.01%
Household Products - 0.01%
Henkel AG & Co. KGaA (Germany)[1]	900	55,608

Financials - 0.41%
Commercial Banks - 0.18%
PNC Financial Services Group, Inc., Series K (non-cumulative), 8.25%[5]	180	185,852
U.S. Bancorp., Series F, 6.50%	39,000	994,500
Wells Fargo & Co., Series K (non-cumulative), 7.98%[5]	900	974,250

		2,154,602

Diversified Financial Services - 0.19%
Bank of America Corp., Series K (non-cumulative), 8.00%[5]	970	958,253
JPMorgan Chase & Co., Series 1 (non-cumulative), 7.90%[5]	1,125	1,218,611

		2,176,864

Real Estate Investment Trusts (REITS) - 0.04%
Public Storage, Series Q, 6.50%	18,560	509,286

Total Financials		4,840,752

TOTAL PREFERRED STOCKS (Identified Cost $4,767,952)		4,896,360

CORPORATE BONDS - 28.89%
Convertible Corporate Bonds - 0.09%
Financials - 0.04%
Real Estate Investment Trusts (REITS) - 0.04%
BioMed Realty LP6 , 3.75%, 1/15/2030	$410,000	477,650

Health Care - 0.01%
Health Care Equipment & Supplies - 0.01%
Alere, Inc., 3.00%, 5/15/2016	180,000	171,225

Investment Portfolio - January 31, 2012

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)
Convertible Corporate Bonds (continued)
Information Technology - 0.01%
Computers & Peripherals - 0.01%
EMC Corp., 1.75%, 12/1/2013	$ 40,000	$66,300

Materials - 0.03%
Containers & Packaging - 0.03%
Owens-Brockway Glass Container, Inc.[6] , 3.00%, 6/1/2015	360,000	352,800

Total Convertible Corporate Bonds (Identified Cost $1,030,496)		1,067,975

Non-Convertible Corporate Bonds - 28.80%
Consumer Discretionary - 4.73%
Auto Components - 0.03%
UCI International, Inc., 8.625%, 2/15/2019	295,000	298,319

Hotels, Restaurants & Leisure - 0.64%
International Game Technology, 7.50%, 6/15/2019	4,000,000	4,702,804
McDonald’s Corp., 5.80%, 10/15/2017	1,920,000	2,366,893
Wyndham Worldwide Corp., 6.00%, 12/1/2016	370,000	410,549

		7,480,246

Household Durables - 0.49%
Newell Rubbermaid, Inc., 4.70%, 8/15/2020	820,000	883,632
Tupperware Brands Corp., 4.75%, 6/1/2021	4,750,000	4,892,666

		5,776,298

Media - 2.99%
Cablevision Systems Corp., 8.625%, 9/15/2017	510,000	568,650
Columbus International, Inc. (Barbados)[6] , 11.50%, 11/20/2014	130,000	137,540
Comcast Corp., 5.15%, 3/1/2020	8,000,000	9,285,288
DIRECTV Holdings LLC - DIRECTV Financing Co., Inc., 5.20%, 3/15/2020	6,000,000	6,628,464
Discovery Communications LLC, 5.05%, 6/1/2020	6,580,000	7,384,701
Kabel BW GmbH (Germany)[6] , 7.50%, 3/15/2019	280,000	298,900
MDC Partners, Inc. (Canada), 11.00%, 11/1/2016	270,000	291,263
Nara Cable Funding Ltd. (Ireland)[6] , 8.875%, 12/1/2018	370,000	351,500
NBCUniversal Media LLC, 5.15%, 4/30/2020	980,000	1,122,474
Sirius XM Radio, Inc.[6] , 9.75%, 9/1/2015	235,000	255,562
Time Warner, Inc., 4.875%, 3/15/2020	6,000,000	6,702,294
Time Warner, Inc., 4.75%, 3/29/2021	715,000	791,316
Unitymedia Hessen GmbH & Co. KG - Unitymedia NRW GmbH (Germany)[6] , 8.125%, 12/1/2017	475,000	513,000
UPCB Finance III Ltd. (Cayman Islands)[6] , 6.625%, 7/1/2020	490,000	499,800
UPCB Finance V Ltd. (Cayman Islands)[6] , 7.25%, 11/15/2021	255,000	266,475
XM Satellite Radio, Inc.[6] , 7.625%, 11/1/2018	170,000	182,113

		35,279,340

Investment Portfolio - January 31, 2012

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Multiline Retail - 0.03%
Target Corp., 6.00%, 1/15/2018	$ 325,000	$399,402

Specialty Retail - 0.47%
Advance Auto Parts, Inc., 4.50%, 1/15/2022	1,490,000	1,548,958
The Home Depot, Inc., 5.40%, 3/1/2016	510,000	595,189
Lowe’s Companies, Inc., 6.10%, 9/15/2017	1,800,000	2,199,719
Rent-A-Center, Inc., 6.625%, 11/15/2020	550,000	567,875
Toys R Us Property Co. II LLC, 8.50%, 12/1/2017	605,000	648,106

		5,559,847

Textiles, Apparel & Luxury Goods - 0.08%
Jones Group - Apparel Group Holdings - Apparel Group USA - Footwear Accessories Retail, 6.875%, 3/15/2019	565,000	507,087
VF Corp., 5.95%, 11/1/2017	330,000	391,312

		898,399

Total Consumer Discretionary		55,691,851

Consumer Staples - 0.74%
Beverages - 0.11%
CEDC Finance Corp. International, Inc.[6] , 9.125%, 12/1/2016	530,000	373,650
Constellation Brands, Inc., 7.25%, 9/1/2016	615,000	690,337
PepsiCo, Inc., 5.00%, 6/1/2018	110,000	130,159
PepsiCo, Inc., 7.90%, 11/1/2018	63,000	85,812

		1,279,958

Food Products - 0.60%
Kraft Foods, Inc., 6.125%, 2/1/2018	335,000	400,135
Kraft Foods, Inc., 5.375%, 2/10/2020	5,665,000	6,615,882

		7,016,017

Personal Products - 0.03%
Revlon Consumer Products Corp., 9.75%, 11/15/2015	335,000	358,450

Total Consumer Staples		8,654,425

Energy - 1.90%
Energy Equipment & Services - 0.88%
Baker Hughes, Inc., 7.50%, 11/15/2018	305,000	406,082
Calfrac Holdings LP6 , 7.50%, 12/1/2020	550,000	539,000
Schlumberger Oilfield plc (United Kingdom)[6] , 4.20%, 1/15/2021	125,000	138,413
SESI LLC, 6.375%, 5/1/2019	280,000	290,500
Thermon Industries, Inc., 9.50%, 5/1/2017	358,000	385,745
Trinidad Drilling Ltd. (Canada)[6] , 7.875%, 1/15/2019	460,000	487,600
Weatherford International Ltd. (Switzerland), 9.625%, 3/1/2019	6,000,000	8,038,500

		10,285,840

Investment Portfolio - January 31, 2012

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy (continued)
Oil, Gas & Consumable Fuels - 1.02%
Anadarko Petroleum Corp., 5.95%, 9/15/2016	$ 2,950,000	$3,386,765
Anadarko Petroleum Corp., 8.70%, 3/15/2019	1,220,000	1,598,168
Anadarko Petroleum Corp., 6.95%, 6/15/2019	3,000,000	3,635,559
Apache Corp., 6.90%, 9/15/2018	155,000	198,800
Arch Western Finance LLC, 6.75%, 7/1/2013	125,000	125,937
Chaparral Energy, Inc., 8.25%, 9/1/2021	370,000	387,575
Chesapeake Oilfield Operating LLC - Chesapeake Oilfield Finance, Inc.[6] , 6.625%, 11/15/2019	370,000	371,850
Coffeyville Resources LLC - Coffeyville Finance, Inc.[6] , 10.875%, 4/1/2017	85,000	95,200
Energy XXI Gulf Coast, Inc., 9.25%, 12/15/2017	430,000	469,775
Hess Corp., 5.60%, 2/15/2041	265,000	305,347
Linn Energy LLC - Linn Energy Finance Corp., 7.75%, 2/1/2021	420,000	452,550
Martin Midstream Partners LP - Martin Midstream Finance Corp., 8.875%, 4/1/2018	180,000	186,300
PBF Holding Co. LLC - PBF Finance Corp.[6] , 8.25%, 2/15/2020	370,000	362,600
Targa Resources Partners LP - Targa Resources Partners Finance Corp., 8.25%, 7/1/2016	175,000	184,625
Tesoro Corp., 9.75%, 6/1/2019	255,000	288,787

		12,049,838

Total Energy		22,335,678

Financials - 13.58%
Capital Markets - 3.24%
Barclays Bank plc (United Kingdom)[6] , 2.50%, 9/21/2015	1,305,000	1,296,112
BNP Paribas Home Loan Covered Bonds S.A. (France)[6] , 2.20%, 11/2/2015	1,305,000	1,259,321
The Charles Schwab Corp., 4.45%, 7/22/2020	7,000,000	7,588,364
Credit Suisse AG (Switzerland)[6] , 2.60%, 5/27/2016	7,795,000	7,961,072
GFI Group, Inc., 8.375%, 7/19/2018	435,000	402,375
Goldman Sachs Capital I, 6.345%, 2/15/2034	380,000	353,846
Goldman Sachs Capital II7 , 5.793%, 6/1/2043	1,500,000	1,023,750
The Goldman Sachs Group, Inc., 6.15%, 4/1/2018	335,000	361,237
The Goldman Sachs Group, Inc., 5.375%, 3/15/2020	8,165,000	8,282,960
Jefferies Group, Inc., 8.50%, 7/15/2019	1,405,000	1,471,738
Merrill Lynch & Co., Inc., 6.05%, 8/15/2012	4,500,000	4,589,194
Morgan Stanley, 5.50%, 1/26/2020	2,650,000	2,615,688
Morgan Stanley, 5.75%, 1/25/2021	1,000,000	999,012

		38,204,669

Commercial Banks - 5.09%
Bank of Montreal (Canada)[6] , 1.30%, 10/31/2014	4,535,000	4,579,856
Bank of Montreal (Canada)[6] , 2.625%, 1/25/2016	3,620,000	3,813,514
Bank of Nova Scotia (Canada)[6] , 1.45%, 7/26/2013	6,935,000	7,008,026
Bank of Nova Scotia (Canada)[6] , 1.65%, 10/29/2015	1,305,000	1,320,103

Investment Portfolio - January 31, 2012

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Commercial Banks (continued)
Canadian Imperial Bank of Commerce (Canada)[6] , 1.50%, 12/12/2014	$ 3,240,000	$3,288,373
Household Finance Co., 6.375%, 11/27/2012	515,000	533,955
Intesa Sanpaolo S.p.A. (Italy)[6] , 6.50%, 2/24/2021	985,000	909,053
KeyBank National Association, 5.45%, 3/3/2016	550,000	605,835
Manufacturers & Traders Trust Co., 6.625%, 12/4/2017	315,000	364,538
National Bank of Canada (Canada)[6] , 2.20%, 10/19/2016	6,175,000	6,333,667
National City Corp., 6.875%, 5/15/2019	7,000,000	7,931,966
PNC Bank National Association, 5.25%, 1/15/2017	195,000	212,315
Royal Bank of Canada (Canada)[6] , 3.125%, 4/14/2015	5,815,000	6,137,227
Santander Issuances S.A. Unipersonal (Spain)[6] , 5.911%, 6/20/2016	900,000	796,266
Societe Generale S.A. (France)[6] , 5.75%, 4/20/2016	980,000	918,844
The Toronto-Dominion Bank (Canada)[6] , 2.20%, 7/29/2015	1,305,000	1,337,372
The Toronto-Dominion Bank (Canada)[6] , 1.625%, 9/14/2016	7,075,000	7,110,778
U.S. Bank National Association, 6.30%, 2/4/2014	100,000	109,918
USB Capital XIII Trust, 6.625%, 12/15/2039	210,000	214,704
Wachovia Corp., 5.25%, 8/1/2014	5,935,000	6,376,671

		59,902,981

Consumer Finance - 1.01%
American Express Co., 8.125%, 5/20/2019	7,025,000	9,247,338
American Express Co.[7] , 6.80%, 9/1/2066	1,190,000	1,201,900
Credit Acceptance Corp., 9.125%, 2/1/2017	700,000	736,750
Discover Financial Services, 10.25%, 7/15/2019	580,000	728,144

		11,914,132

Diversified Financial Services - 1.73%
Bank of America Corp., 4.875%, 1/15/2013	1,800,000	1,845,320
Bank of America Corp., 5.75%, 8/15/2016	205,000	204,422
Bank of America Corp., 5.65%, 5/1/2018	460,000	470,605
Bank of America Corp., 7.625%, 6/1/2019	4,315,000	4,876,968
Bank of America Corp.[8] , 5.13%, 2/24/2026	353,000	331,313
Citigroup, Inc., 8.50%, 5/22/2019	7,080,000	8,650,528
CNH Capital LLC[6] , 6.25%, 11/1/2016	370,000	395,900
JPMorgan Chase & Co., 6.30%, 4/23/2019	2,000,000	2,311,160
JPMorgan Chase & Co., 4.95%, 3/25/2020	1,255,000	1,345,772

		20,431,988

Insurance - 0.06%
American International Group, Inc., 4.25%, 5/15/2013	200,000	202,740
Fidelity National Financial, Inc., 6.60%, 5/15/2017	210,000	223,499
Hartford Financial Services Group, Inc.[7] , 8.125%, 6/15/2038	235,000	245,575

		671,814

Investment Portfolio - January 31, 2012

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT	VALUE
CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Financials (continued)
Real Estate Investment Trusts (REITS) - 2.45%
BioMed Realty LP, 3.85%, 4/15/2016	$ 470,000	$466,901
Boston Properties LP, 5.875%, 10/15/2019	5,150,000	5,948,724
Camden Property Trust, 5.70%, 5/15/2017	2,270,000	2,554,177
Digital Realty Trust LP, 5.25%, 3/15/2021	880,000	898,873
DuPont Fabros Technology LP, 8.50%, 12/15/2017	570,000	625,575
HCP, Inc., 6.70%, 1/30/2018	6,255,000	7,287,663
Health Care REIT, Inc., 6.20%, 6/1/2016	520,000	569,100
Mack-Cali Realty LP, 7.75%, 8/15/2019	315,000	385,340
National Retail Properties, Inc., 6.875%, 10/15/2017	280,000	318,187
Simon Property Group LP, 10.35%, 4/1/2019	6,180,000	8,713,534
UDR, Inc., 4.625%, 1/10/2022	1,080,000	1,129,010

		28,897,084

Total Financials		160,022,668

Health Care - 1.00%
Biotechnology - 0.61%
Amgen, Inc., 3.45%, 10/1/2020	7,000,000	7,182,504

Health Care Equipment & Supplies - 0.16%
Alere, Inc., 7.875%, 2/1/2016	330,000	343,200
Alere, Inc., 9.00%, 5/15/2016	577,000	604,407
Fresenius Medical Care US Finance, Inc., 6.875%, 7/15/2017	395,000	425,119
Fresenius US Finance II, Inc.[6] , 9.00%, 7/15/2015	470,000	529,925

		1,902,651

Health Care Providers & Services - 0.14%
BioScrip, Inc., 10.25%, 10/1/2015	165,000	169,950
HCA, Inc., 8.00%, 10/1/2018	495,000	537,075
HCA, Inc., 6.50%, 2/15/2020	90,000	95,400
Health Management Associates, Inc., 6.125%, 4/15/2016	555,000	573,037
STHI Holding Corp.[6] , 8.00%, 3/15/2018	300,000	318,375

		1,693,837

Pharmaceuticals - 0.09%
Johnson & Johnson, 5.95%, 8/15/2037	160,000	217,836
Novartis Securities Investment Ltd. (Bermuda), 5.125%, 2/10/2019	525,000	627,239
Wyeth, 6.50%, 2/1/2034	155,000	208,297

		1,053,372

Total Health Care		11,832,364

Industrials - 3.33%
Aerospace & Defense - 0.28%
The Boeing Co., 6.00%, 3/15/2019	2,410,000	3,009,451

Investment Portfolio - January 31, 2012

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT	VALUE
CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Aerospace & Defense (continued)
Ducommun, Inc.[6] , 9.75%, 7/15/2018	$ 295,000	$301,637

		3,311,088

Air Freight & Logistics - 0.60%
Aguila 3 S.A. (Luxembourg)[6] , 7.875%, 1/31/2018	570,000	579,263
FedEx Corp., 8.00%, 1/15/2019	4,690,000	6,194,688
United Parcel Service, Inc., 6.20%, 1/15/2038	180,000	247,553

		7,021,504

Airlines - 0.25%
Continental Airlines, Inc.[6] , 6.75%, 9/15/2015	745,000	745,000
Delta Air Lines Pass-Through Trust, Series 2007-1, Class A, 6.821%, 8/10/2022	132,360	142,948
Delta Air Lines Pass-Through Trust, Series 2010-1, Class B6 , 6.375%, 1/2/2016	395,000	362,412
Delta Air Lines Pass-Through Trust, Series 2010-2, Class B, 6.75%, 11/23/2015	135,000	128,250
Southwest Airlines Co., 5.25%, 10/1/2014	355,000	380,739
Southwest Airlines Co., 5.75%, 12/15/2016	1,070,000	1,195,543

		2,954,892

Building Products - 0.07%
Building Materials Corp. of America[6] , 6.875%, 8/15/2018	175,000	184,844
Building Materials Corp. of America[6] , 7.50%, 3/15/2020	85,000	92,119
Owens Corning, 9.00%, 6/15/2019	445,000	544,371

		821,334

Commercial Services & Supplies - 0.40%
Garda World Security Corp. (Canada)[6] , 9.75%, 3/15/2017	435,000	453,487
International Lease Finance Corp., 8.625%, 1/15/2022	490,000	529,511
Waste Management, Inc., 7.375%, 3/11/2019	3,000,000	3,785,055

		4,768,053

Industrial Conglomerates - 0.83%
GE Capital Trust I7 , 6.375%, 11/15/2067	1,015,000	1,011,295
General Electric Capital Corp., 5.625%, 5/1/2018	1,800,000	2,063,729
General Electric Capital Corp., 5.50%, 1/8/2020	2,115,000	2,383,199
General Electric Capital Corp., Series A, 6.75%, 3/15/2032	355,000	425,108
General Electric Co., 5.25%, 12/6/2017	180,000	210,355
Textron, Inc., 5.60%, 12/1/2017	3,150,000	3,348,734
Textron, Inc., 7.25%, 10/1/2019	350,000	397,101

		9,839,521

Machinery - 0.29%
Caterpillar Financial Services Corp., 7.05%, 10/1/2018	305,000	390,494
Dynacast International LLC - Dynacast Finance, Inc.[6] , 9.25%, 7/15/2019	430,000	436,450

Investment Portfolio - January 31, 2012

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT	VALUE
CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Machinery (continued)
John Deere Capital Corp., 5.75%, 9/10/2018	$ 2,060,000	$2,539,714

		3,366,658

Marine - 0.05%
Navios Maritime Holdings, Inc. - Navios Maritime Finance US, Inc. (Marshall Island), 8.875%, 11/1/2017	605,000	598,950

Road & Rail - 0.56%
Avis Budget Car Rental LLC - Avis Budget Finance, Inc., 8.25%, 1/15/2019	370,000	389,425
CSX Corp., 7.375%, 2/1/2019	4,000,000	5,052,344
JB Hunt Transport Services, Inc., 3.375%, 9/15/2015	935,000	948,806
Union Pacific Corp., 5.65%, 5/1/2017	175,000	205,019

		6,595,594

Total Industrials		39,277,594

Information Technology - 0.61%
Communications Equipment - 0.02%
Hughes Satellite Systems Corp.[6] , 6.50%, 6/15/2019	290,000	301,963

Computers & Peripherals - 0.06%
International Business Machines Corp., 5.60%, 11/30/2039	535,000	687,479

Electronic Equipment, Instruments & Components - 0.35%
Corning, Inc., 6.625%, 5/15/2019	3,200,000	3,898,941
CPI International, Inc., 8.00%, 2/15/2018	275,000	236,500

		4,135,441

IT Services - 0.06%
The Western Union Co., 5.253%, 4/1/2020	590,000	677,099

Semiconductors & Semiconductor Equipment - 0.07%
Advanced Micro Devices, Inc., 8.125%, 12/15/2017	455,000	491,400
Advanced Micro Devices, Inc., 7.75%, 8/1/2020	85,000	91,800
MagnaChip Semiconductor S.A. - MagnaChip Semiconductor Finance Co., 10.50%, 4/15/2018	180,000	192,150

		775,350

Software - 0.05%
Microsoft Corp., 5.20%, 6/1/2039	190,000	238,353
Sophia LP - Sophia Finance, Inc.[6] , 9.75%, 1/15/2019	370,000	384,800

		623,153

Total Information Technology		7,200,485

Materials - 1.71%
Chemicals - 0.09%
E.I. du Pont de Nemours & Co., 6.00%, 7/15/2018	320,000	399,044

Investment Portfolio - January 31, 2012

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Materials (continued)
Chemicals (continued)
Rhodia S.A. (France)[6] , 6.875%, 9/15/2020	$ 265,000	$ 291,500
Taminco Global Chemical Corp.[6] , 9.75%, 3/31/2020	370,000	377,400

		1,067,944

Containers & Packaging - 0.09%
Longview Fibre Paper & Packaging, Inc.[6] , 8.00%, 6/1/2016	290,000	303,413
Reynolds Group Issuer, Inc. - Reynolds Group Issuer LLC[6] , 9.25%, 5/15/2018	190,000	189,525
Reynolds Group Issuer, Inc. - Reynolds Group Issuer LLC[6] , 7.125%, 4/15/2019	575,000	603,750

		1,096,688

Metals & Mining - 0.52%
Alcoa, Inc., 5.72%, 2/23/2019	2,032,000	2,171,017
Alcoa, Inc., 5.87%, 2/23/2022	295,000	314,504
ArcelorMittal (Luxembourg), 5.50%, 3/1/2021	930,000	908,938
BHP Billiton Finance (USA) Ltd. (Australia), 6.50%, 4/1/2019	925,000	1,166,598
Calcipar S.A. (Luxembourg)[6] , 6.875%, 5/1/2018	615,000	596,550
FMG Resources August 2006 Pty. Ltd. (Australia)[6] , 6.875%, 2/1/2018	395,000	401,913
FMG Resources August 2006 Pty. Ltd. (Australia)[6] , 8.25%, 11/1/2019	135,000	144,787
Mirabela Nickel Ltd. (Australia)[6] , 8.75%, 4/15/2018	465,000	404,550

		6,108,857

Paper & Forest Products - 1.01%
International Paper Co., 9.375%, 5/15/2019	8,500,000	11,225,831
International Paper Co., 7.50%, 8/15/2021	490,000	623,300

		11,849,131

Total Materials		20,122,620

Telecommunication Services - 0.44%
Diversified Telecommunication Services - 0.27%
Inmarsat Finance plc (United Kingdom)[6] , 7.375%, 12/1/2017	675,000	711,281
Intelsat Jackson Holdings S.A. (Luxembourg)[6] , 7.25%, 4/1/2019	365,000	381,425
Sable International Finance Ltd. (Cayman Islands)[6] , 8.75%, 2/1/2020	370,000	383,875
Verizon Communications, Inc., 3.00%, 4/1/2016	475,000	504,997
Wind Acquisition Finance S.A. (Luxembourg)[6] , 11.75%, 7/15/2017	160,000	158,400
Wind Acquisition Finance S.A. (Luxembourg)[6] , 7.25%, 2/15/2018	630,000	611,100
Windstream Corp.[6] , 7.50%, 6/1/2022	370,000	388,500

		3,139,578

Wireless Telecommunication Services - 0.17%
CC Holdings GS V LLC - Crown Castle GS III Corp.[6] , 7.75%, 5/1/2017	550,000	597,437
Crown Castle Towers LLC[6] , 6.113%, 1/15/2020	390,000	437,427
Crown Castle Towers LLC[6] , 4.883%, 8/15/2020	224,000	233,248
NII Capital Corp., 8.875%, 12/15/2019	230,000	247,825

Investment Portfolio - January 31, 2012

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Telecommunication Services (continued)
Wireless Telecommunication Services (continued)
NII Capital Corp., 7.625%, 4/1/2021	$ 305,000	$ 312,625
SBA Tower Trust[6] , 5.101%, 4/15/2017	200,000	214,360

		2,042,922

Total Telecommunication Services		5,182,500

Utilities - 0.76%
Electric Utilities - 0.70%
Allegheny Energy Supply Co. LLC[6] , 5.75%, 10/15/2019	365,000	393,058
Columbus Southern Power Co., Series C, 5.50%, 3/1/2013	1,800,000	1,879,261
Exelon Generation Co. LLC, 5.20%, 10/1/2019	5,000,000	5,600,870
Southwestern Electric Power Co., 6.45%, 1/15/2019	335,000	394,273

		8,267,462

Gas Utilities - 0.02%
Ferrellgas LP - Ferrellgas Finance Corp., 6.50%, 5/1/2021	310,000	268,150

Independent Power Producers & Energy Traders - 0.03%
The AES Corp., 8.00%, 10/15/2017	325,000	364,813

Multi-Utilities - 0.01%
CenterPoint Energy Resources Corp., Series B, 7.875%, 4/1/2013	85,000	91,295

Total Utilities		8,991,720

Total Non-Convertible Corporate Bonds (Identified Cost $318,561,817)		339,311,905

TOTAL CORPORATE BONDS (Identified Cost $319,592,313)		340,379,880

U.S. TREASURY SECURITIES - 4.71%

U.S. Treasury Notes - 4.71%
U.S. Treasury Note, 0.625%, 2/28/2013	10,000,000	10,050,000
U.S. Treasury Note, 0.25%, 1/31/2014	8,000,000	8,005,000
U.S. Treasury Note, 2.125%, 12/31/2015	13,800,000	14,692,695
U.S. Treasury Note, 2.00%, 4/30/2016	5,000,000	5,307,030
U.S. Treasury Note, 2.75%, 12/31/2017	12,650,000	13,959,477
U.S. Treasury Note, 3.75%, 11/15/2018	3,000,000	3,509,766

TOTAL U.S. TREASURY SECURITIES (Identified Cost $52,940,319)		55,523,968

ASSET-BACKED SECURITIES - 0.25%
FDIC Trust, Series 2011-R1, Class A6 , 2.672%, 7/25/2026	1,696,402	1,736,490

Investment Portfolio - January 31, 2012

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT	VALUE

ASSET-BACKED SECURITIES (continued)

GMAC Mortgage Servicer Advance Funding Co. Ltd., Series 2011-1A, Class A6 , 3.72%, 3/15/2023	$ 700,000	$ 698,250
Hertz Vehicle Financing LLC, Series 2009-2A, Class A2[6] , 5.29%, 3/25/2016	170,000	186,390
Hertz Vehicle Financing LLC, Series 2010-1A, Class A2[6] , 3.74%, 2/25/2017	300,000	317,732

TOTAL ASSET-BACKED SECURITIES (Identified Cost $2,866,063)		2,938,862

COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.07%
Americold LLC Trust, Series 2010-ARTA, Class A1[6] , 3.847%, 1/14/2029	460,383	482,968
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-2, Class A4[7] , 5.732%, 5/10/2045	100,000	113,778
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-4, Class A4, 5.634%, 7/10/2046	1,500,000	1,685,182
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR9, Class A4A, 4.871%, 9/11/2042	900,000	988,723
Bear Stearns Commercial Mortgage Securities, Series 2006-PW12, Class A4[7] , 5.719%, 9/11/2038	795,000	905,262
Bear Stearns Commercial Mortgage Securities, Series 2006-PW13, Class A4, 5.54%, 9/11/2041	950,000	1,077,192
CFCRE Commercial Mortgage Trust, Series 2011-C1, Class A2[6] , 3.759%, 4/15/2044	660,000	697,227
Citigroup - Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A4[7] , 5.226%, 7/15/2044	550,000	612,351
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A3[7] , 5.73%, 3/15/2049	100,000	113,737
Commercial Mortgage Pass-Through Certificates, Series 2006-C7, Class A4[7] , 5.75%, 6/10/2046	400,000	451,212
Commercial Mortgage Pass-Through Certificates, Series 2010-C1, Class A1[6] , 3.156%, 7/10/2046	248,679	257,664
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1[6] , 3.742%, 11/10/2046	985,934	1,044,326
FREMF Mortgage Trust, Series 2011-K701, Class B6,7 , 4.437%, 7/25/2048	1,000,000	944,329
FREMF Mortgage Trust, Series 2011-K702, Class B6,7 , 4.936%, 4/25/2044	1,430,000	1,379,138
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4[7] , 5.881%, 7/10/2038	500,000	566,813
GS Mortgage Securities Corp. II, Series 2010-C2, Class A1[6] , 3.849%, 12/10/2043	1,265,838	1,340,973
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CB13, Class A4[7] , 5.278%, 1/12/2043	1,370,000	1,481,847
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A4[7] , 5.206%, 12/15/2044	325,000	363,931
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A4[7] , 5.871%, 4/15/2045	1,230,000	1,400,001
LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class A4[7] , 5.874%, 6/15/2038	1,290,000	1,469,796
LSTAR Commercial Mortgage Trust, Series 2011-1, Class A6 , 3.913%, 6/25/2043	1,473,169	1,497,347
Merrill Lynch - Countrywide Commercial Mortgage Trust, Series 2006-3, Class A4[7] , 5.414%, 7/12/2046	100,000	111,427
Morgan Stanley Capital I, Series 2005-IQ10, Class A4A7 , 5.23%, 9/15/2042	750,000	833,435
Morgan Stanley Capital I, Series 2011-C1, Class A2[6] , 3.884%, 9/15/2047	800,000	853,492

Investment Portfolio - January 31, 2012

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Vornado DP LLC, Series 2010-VNO, Class A2FX6 , 4.004%, 9/13/2028	$ 155,000	$167,779
Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class A4[7] , 5.204%, 10/15/2044	100,000	110,660
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A4[7] , 5.736%, 5/15/2043	100,000	113,132
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class A3[7] , 6.011%, 6/15/2045	1,090,000	1,250,751
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2[6] , 4.393%, 11/15/2043	265,000	291,232
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A2[6] , 3.791%, 2/15/2044	1,670,000	1,770,541

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Identified Cost $23,536,491)		24,376,246

FOREIGN GOVERNMENT BONDS - 3.46%

Hellenic Republic Government Bond (Greece), 6.00%, 7/19/2019	EUR 380,000	106,018
Province of British Columbia Canada (Canada), 2.85%, 6/15/2015	$ 5,100,000	5,432,887
Province of Manitoba Canada (Canada), 2.625%, 7/15/2015	1,000,000	1,055,236
Province of Manitoba Canada, Series FH (Canada), 4.90%, 12/6/2016	2,620,000	3,046,306
Province of New Brunswick Canada (Canada), 5.20%, 2/21/2017	5,000,000	5,906,880
Province of Nova Scotia Canada (Canada), 5.125%, 1/26/2017	2,000,000	2,348,860
Province of Ontario Canada (Canada), 2.30%, 5/10/2016	10,315,000	10,737,141
Province of Quebec Canada (Canada), 5.125%, 11/14/2016	9,100,000	10,617,907
Republic of Italy (Italy), 2.125%, 10/5/2012	1,460,000	1,453,449

TOTAL FOREIGN GOVERNMENT BONDS (Identified Cost $40,735,899)		40,704,684

U.S. GOVERNMENT AGENCIES - 33.51%

Mortgage-Backed Securities - 13.00%
Fannie Mae, Pool #805347, 5.50%, 1/1/2020	6,708	7,342
Fannie Mae, Pool #816064, 4.50%, 4/1/2020	82,474	89,696
Fannie Mae, Pool #851149, 5.00%, 4/1/2021	94,872	102,606
Fannie Mae, Pool #888468, 5.50%, 9/1/2021	3,436,118	3,747,368
Fannie Mae, Pool #995233, 5.50%, 10/1/2021	228,710	249,569
Fannie Mae, Pool #888017, 6.00%, 11/1/2021	287,011	309,183
Fannie Mae, Pool #995329, 5.50%, 12/1/2021	2,091,634	2,281,098
Fannie Mae, Pool #888136, 6.00%, 12/1/2021	369,251	397,776
Fannie Mae, Pool #899287, 5.00%, 2/1/2022	38,059	41,078
Fannie Mae, Pool #888815, 4.50%, 11/1/2022	315,858	338,876
Fannie Mae, Pool #888810, 5.50%, 11/1/2022	3,730,829	4,068,774
Fannie Mae, Pool #AA1563, 4.50%, 2/1/2024	446,928	478,102
Fannie Mae, Pool #AC1557, 4.50%, 9/1/2024	699,749	748,558
Fannie Mae, Pool #AD0462, 5.50%, 10/1/2024	219,944	239,339
Fannie Mae, Pool #357319, 6.00%, 12/1/2032	73,956	82,438

Investment Portfolio - January 31, 2012

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae, Pool #790393, 6.50%, 9/1/2034	$ 1,617	$1,835
Fannie Mae, Pool #745147, 4.50%, 12/1/2035	260,706	279,016
Fannie Mae, Pool #745418, 5.50%, 4/1/2036	5,809,540	6,336,824
Fannie Mae, Pool #886904, 6.50%, 9/1/2036	498,843	563,045
Fannie Mae, Pool #901895, 6.50%, 9/1/2036	39,745	44,860
Fannie Mae, Pool #888021, 6.00%, 12/1/2036	2,300,658	2,534,296
Fannie Mae, Pool #909786, 5.50%, 3/1/2037	2,236,003	2,434,405
Fannie Mae, Pool #899393, 6.00%, 4/1/2037	75,206	82,773
Fannie Mae, Pool #939487, 5.00%, 6/1/2037	39,191	42,356
Fannie Mae, Pool #918516, 5.50%, 6/1/2037	1,126,618	1,226,583
Fannie Mae, Pool #949709, 6.50%, 9/1/2037	869	978
Fannie Mae, Pool #950248, 6.00%, 10/1/2037	105,262	115,853
Fannie Mae, Pool #960196, 5.00%, 11/1/2037	19,812	21,413
Fannie Mae, Pool #933521, 5.00%, 1/1/2038	329,221	355,809
Fannie Mae, Pool #929084, 5.00%, 2/1/2038	125,195	135,306
Fannie Mae, Pool #972107, 5.00%, 2/1/2038	440,775	476,373
Fannie Mae, Pool #961950, 5.00%, 3/1/2038	7,136	7,710
Fannie Mae, Pool #973091, 5.00%, 3/1/2038	14,293	15,447
Fannie Mae, Pool #889260, 5.00%, 4/1/2038	243,546	263,215
Fannie Mae, Pool #912948, 5.00%, 5/1/2038	688,616	744,230
Fannie Mae, Pool #975840, 5.00%, 5/1/2038	414,375	447,841
Fannie Mae, Pool #976516, 5.00%, 5/1/2038	17,834	19,275
Fannie Mae, Pool #981636, 5.00%, 6/1/2038	12,101	13,078
Fannie Mae, Pool #981650, 5.00%, 6/1/2038	210,387	227,378
Fannie Mae, Pool #985554, 5.00%, 6/1/2038	31,567	34,116
Fannie Mae, Pool #982317, 6.00%, 6/1/2038	45,513	50,079
Fannie Mae, Pool #934329, 5.00%, 7/1/2038	190,279	205,647
Fannie Mae, Pool #995196, 6.00%, 7/1/2038	8,552,757	9,421,313
Fannie Mae, Pool #986458, 6.00%, 8/1/2038	211,406	232,611
Fannie Mae, Pool #987831, 6.00%, 9/1/2038	601,200	661,502
Fannie Mae, Pool #988990, 6.00%, 9/1/2038	14,059	15,469
Fannie Mae, Pool #990897, 6.00%, 9/1/2038	1,198,306	1,318,500
Fannie Mae, Pool #AD0220, 6.00%, 10/1/2038	1,045,423	1,151,588
Fannie Mae, Pool #983839, 5.00%, 11/1/2038	17,549	18,966
Fannie Mae, Pool #993920, 6.00%, 11/1/2038	376,355	414,105
Fannie Mae, Pool #257497, 6.00%, 12/1/2038	260,134	286,226
Fannie Mae, Pool #AA0675, 6.00%, 12/1/2038	261,494	287,723
Fannie Mae, Pool #971022, 5.00%, 1/1/2039	499,782	540,145
Fannie Mae, Pool #992293, 5.00%, 1/1/2039	158,013	170,775
Fannie Mae, Pool #994216, 5.00%, 1/1/2039	34,114	36,869
Fannie Mae, Pool #AA1717, 5.00%, 1/1/2039	207,547	224,309
Fannie Mae, Pool #AA1810, 5.00%, 1/1/2039	483,682	522,669
Fannie Mae, Pool #988811, 6.00%, 1/1/2039	240,932	265,098

Investment Portfolio - January 31, 2012

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae, Pool #983686, 5.00%, 2/1/2039	$ 598,610	$646,862
Fannie Mae, Pool #AA1686, 5.00%, 3/1/2039	131,698	142,314
Fannie Mae, Pool #AA4461, 5.00%, 3/1/2039	30,245	32,683
Fannie Mae, Pool #AA3636, 6.00%, 3/1/2039	319,987	351,982
Fannie Mae, Pool #AA5087, 5.00%, 4/1/2039	49,737	53,746
Fannie Mae, Pool #AA7681, 4.50%, 6/1/2039	7,114,437	7,611,893
Fannie Mae, Pool #AD0527, 5.50%, 6/1/2039	2,286,507	2,489,390
Fannie Mae, Pool #AA6788, 6.00%, 8/1/2039	859,189	945,099
Fannie Mae, Pool #AC2881, 6.00%, 8/1/2039	143,593	157,995
Fannie Mae, Pool #AC1901, 5.00%, 9/1/2039	185,608	201,816
Fannie Mae, Pool #AC0463, 5.00%, 11/1/2039	381,089	411,806
Fannie Mae, Pool #AC5111, 5.00%, 11/1/2039	921,073	995,317
Fannie Mae, Pool #MA0258, 4.50%, 12/1/2039	7,913,385	8,466,704
Fannie Mae, Pool #MA0259, 5.00%, 12/1/2039	313,172	338,416
Fannie Mae, Pool #AC8573, 5.00%, 1/1/2040	690,128	745,757
Fannie Mae, Pool #AC8791, 5.00%, 1/1/2040	30,060	32,483
Fannie Mae, Pool #AE0061, 6.00%, 2/1/2040	3,422,084	3,768,840
Fannie Mae, Pool #AE0951, 4.50%, 2/1/2041	4,833,493	5,171,460
Fannie Mae, Pool #AH9054, 4.50%, 4/1/2041	1,789,253	1,914,361
Fannie Mae, Pool #AI2468, 4.50%, 5/1/2041	1,049,805	1,123,209
Fannie Mae, Pool #AL0160, 4.50%, 5/1/2041	4,536,351	4,853,542
Fannie Mae, Pool #AJ1415, 4.50%, 9/1/2041	1,166,286	1,247,835
Fannie Mae, Pool #AE0604, 6.00%, 7/1/2039	7,906,100	8,745,022
Freddie Mac, Pool #B16835, 5.50%, 10/1/2019	4,852	5,275
Freddie Mac, Pool #G11850, 5.50%, 7/1/2020	1,191,072	1,294,867
Freddie Mac, Pool #G11912, 5.50%, 3/1/2021	151,541	166,026
Freddie Mac, Pool #G12610, 6.00%, 3/1/2022	369,550	397,743
Freddie Mac, Pool #G12655, 6.00%, 5/1/2022	252,835	272,124
Freddie Mac, Pool #J06512, 5.00%, 12/1/2022	61,349	65,977
Freddie Mac, Pool #G12966, 5.50%, 1/1/2023	27,166	29,431
Freddie Mac, Pool #G12988, 6.00%, 1/1/2023	209,377	225,219
Freddie Mac, Pool #G13078, 6.00%, 3/1/2023	368,309	396,408
Freddie Mac, Pool #G13136, 4.50%, 5/1/2023	43,285	46,122
Freddie Mac, Pool #G13331, 5.50%, 10/1/2023	181,190	196,300
Freddie Mac, Pool #G01736, 6.50%, 9/1/2034	4,910	5,569
Freddie Mac, Pool #G08216, 5.50%, 8/1/2037	3,597,475	3,906,563
Freddie Mac, Pool #G03332, 6.00%, 10/1/2037	406,726	447,073
Freddie Mac, Pool #G03696, 5.50%, 1/1/2038	1,760,882	1,912,173
Freddie Mac, Pool #G03926, 6.00%, 2/1/2038	7,413,902	8,149,355
Freddie Mac, Pool #G04731, 5.50%, 4/1/2038	4,384,086	4,760,758
Freddie Mac, Pool #G04176, 5.50%, 5/1/2038	1,884,372	2,045,684
Freddie Mac, Pool #A78227, 5.50%, 6/1/2038	1,431,231	1,553,752
Freddie Mac, Pool #G08273, 5.50%, 6/1/2038	4,379,806	4,754,741

Investment Portfolio - January 31, 2012

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT	VALUE

U.S. GOVERNMENT AGENCIES (continued)
Mortgage-Backed Securities (continued)
Freddie Mac, Pool #G04471, 5.50%, 7/1/2038	$ 746,738	$ 810,663
Freddie Mac, Pool #G05671, 5.50%, 8/1/2038	3,278,403	3,561,101
Freddie Mac, Pool #A86522, 4.50%, 5/1/2039	10,466,079	11,145,863
Freddie Mac, Pool #G06021, 5.50%, 1/1/2040	3,985,326	4,327,738
Freddie Mac, Pool #G05923, 5.50%, 2/1/2040	3,545,995	3,850,660
Freddie Mac, Pool #G05900, 6.00%, 3/1/2040	1,306,876	1,436,517
Freddie Mac, Pool #G05906, 6.00%, 4/1/2040	800,932	880,384
GNMA, Pool #398655, 6.50%, 5/15/2026	755	871
GNMA, Pool #452826, 9.00%, 1/15/2028	1,970	2,000
GNMA, Pool #460820, 6.00%, 6/15/2028	9,304	10,579
GNMA, Pool #458983, 6.00%, 1/15/2029	19,049	21,642
GNMA, Pool #530481, 8.00%, 8/15/2030	15,914	16,568
GNMA, Pool #577796, 6.00%, 1/15/2032	11,468	13,045
GNMA, Pool #671304, 5.50%, 6/15/2037	83,451	93,282
GNMA, Pool #671531, 5.50%, 9/15/2037	51,106	57,126
GNMA, Pool #671161, 5.50%, 11/15/2037	250,926	280,486
GNMA, Pool #672715, 5.50%, 5/15/2038	156,112	174,478

Total Mortgage-Backed Securities (Identified Cost $150,694,353)		153,192,107

Other Agencies - 20.51%
Fannie Mae, 4.375%, 3/15/2013	32,396,000	33,898,559
Fannie Mae, 3.875%, 7/12/2013	11,000,000	11,577,456
Fannie Mae, 3.00%, 9/16/2014	11,000,000	11,720,676
Fannie Mae, 0.625%, 10/30/2014	16,000,000	16,111,616
Fannie Mae, 2.375%, 7/28/2015	15,500,000	16,412,392
Fannie Mae, 5.25%, 9/15/2016	9,500,000	11,324,656
Fannie Mae, 1.375%, 11/15/2016	27,000,000	27,578,070
Fannie Mae, 6.25%, 5/15/2029	2,334,000	3,288,888
Fannie Mae, 7.25%, 5/15/2030	2,102,000	3,296,949
Fannie Mae, 6.625%, 11/15/2030	2,220,000	3,303,515
Federal Farm Credit Bank, 5.125%, 8/25/2016	3,640,000	4,317,258
Federal Home Loan Bank, 3.625%, 10/18/2013	5,500,000	5,805,002
Federal Home Loan Bank, 5.00%, 11/17/2017	7,985,000	9,664,086
Freddie Mac, 0.875%, 10/28/2013	32,000,000	32,267,392
Freddie Mac, 0.75%, 11/25/2014	14,000,000	14,086,352
Freddie Mac, 2.875%, 2/9/2015	12,110,000	12,927,268
Freddie Mac, 2.375%, 1/13/2022	17,150,000	17,340,880
Freddie Mac, 6.75%, 3/15/2031	2,190,000	3,303,626

Investment Portfolio - January 31, 2012

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT SHARES	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Other Agencies (continued)
Freddie Mac, 6.25%, 7/15/2032	$2,334,000	$3,381,128

Total Other Agencies
(Identified Cost $235,687,615)		241,605,769

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $386,381,968)		394,797,876

SHORT-TERM INVESTMENTS - 2.86%
Dreyfus Cash Management, Inc. - Institutional Shares[9] , 0.09%,
(Identified Cost $33,734,082)	33,734,082	33,734,082

TOTAL INVESTMENTS - 99.74%
(Identified Cost $1,123,103,288)		1,174,945,355

OTHER ASSETS, LESS LIABILITIES - 0.26%		3,061,332

NET ASSETS - 100%		$1,178,006,687

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS OPEN AT JANUARY 31, 2012[10] :
SETTLEMENT DATE	CONTRACTS TO DELIVER	IN EXCHANGE FOR	CONTRACTS AT VALUE	UNREALIZED DEPRECIATION
2/23/2012	EUR 95,000	$122,452	$124,269	$(1,817)

ADR - American Depository Receipt

EUR - Euro currency

NVDR - Non-Voting Depository Receipt

*Non-income producing security

**Less than 0.01%

1 A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Traded on Canadian exchange.

3Traded on Hong Kong exchange.

4Latest quoted sales price is not available and the latest quoted bid price was used to value the security.

5The rate shown is fixed as of January 31, 2012; the rate becomes floating, based on LIBOR plus a spread, at dates ranging from 2013 to 2018.

6Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under rule 144A and have   been determined to be liquid. These securities amount to $86,348,789, or 7.33%, of the Series’ net assets as of January 31, 2012.

7The coupon rate is floating and is the effective rate as of January 31, 2012.

8Represents a step-up bond that pays initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current coupon as of January 31, 2012.

9Rate shown is the current yield as of January 31, 2012.

10The counterparty for all forward foreign currency exchange contracts is the Bank of New York Mellon Corp.

Investment Portfolio - January 31, 2012

(unaudited)

Federal Tax Information:

On January 31, 2012, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$1,123,556,385
Unrealized appreciation	62,965,772
Unrealized depreciation	(11,576,801)

Net unrealized appreciation	$51,388,971

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to their fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2012 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities*:
Consumer Discretionary	$48,554,606	$45,223,413	$3,331,193	$—
Consumer Staples	27,507,329	17,581,689	9,925,640	—
Energy	20,218,851	19,707,933	510,918	—
Financials	43,798,058	40,561,652	3,236,406	—
Health Care	35,972,923	32,237,126	3,735,797	—
Industrials	23,962,414	21,589,682	2,372,732	—
Information Technology	57,843,115	53,347,589	4,495,526	—
Materials	14,468,515	10,805,738	3,662,777	—
Telecommunication Services	4,945,990	494,973	4,451,017	—
Utilities	321,596	129,764	191,832	—
Preferred securities:
Consumer Staples	55,608	—	55,608	—
Financials	4,840,752	1,503,786	3,336,966	—
Debt securities:
U.S. Treasury and other U.S. Government agencies	450,321,844	—	450,321,844	—
Corporate debt:				—
Consumer Discretionary	55,691,851	—	55,691,851	—
Consumer Staples	8,654,425	—	8,654,425	—
Energy	22,335,678	—	22,335,678	—
Financials	160,022,668	—	160,022,668	—
Health Care	11,832,364	—	11,832,364	—
Industrials	39,277,594	—	39,277,594	—
Information Technology	7,200,485	—	7,200,485	—
Materials	20,122,620	—	20,122,620	—
Telecommunication Services	5,182,500	—	5,182,500	—
Utilities	8,991,720	—	8,991,720	—
Convertible corporate debt:				—
Financials	477,650	—	477,650	—
Health Care	171,225	—	171,225	—

Investment Portfolio - January 31, 2012

(unaudited)

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Information Technology	$66,300	$—	$66,300	$—
Materials	352,800	—	352,800	—
Asset-backed securities	2,938,862	—	2,938,862	—
Commercial mortgage-backed securities	24,376,246	—	24,376,246	—
Foreign Government bonds	40,704,684	—	40,704,684	—
Mutual funds	33,734,082	33,734,082	—	—

Total assets	1,174,945,355	276,917,427	898,027,928	—

Liabilities:
Other financial instruments**	(1,817)	—	(1,817)	—

Total liabilities	(1,817)	—	(1,817)	—

Total	$1,174,943,538	$276,917,427	$898,026,111	$—

*Includes common stock, warrants and rights. Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

**Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

There were no Level 3 securities held by the Series as of October 31, 2011 or January 31, 2012.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended January 31, 2012.

Recent Accounting Standard

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011-04, “Fair Value Measurements (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs” (“ASU 2011-04”). ASU 2011-04 clarifies the application of existing fair value measurement requirements, changes certain principles related to measuring fair value, and requires additional disclosures about fair value measurements.

Required disclosures are expanded under the new guidance, especially for fair value measurements that are categorized within Level 3 of the fair value hierarchy, for which quantitative information about the unobservable inputs used, and a narrative description of the valuation processes in place and sensitivity of recurring Level 3 measurements to changes in unobservable inputs will be required.

ASU 2011-04 is effective for interim and annual periods beginning after December 15, 2011 and is to be applied prospectively. Management is currently assessing the impact of this guidance, but does not expect it to have a material impact on the Series’ financial statements.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - January 31, 2012

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES	VALUE

COMMON STOCKS - 44.84%

Consumer Discretionary - 7.73%
Auto Components - 0.04%
Hankook Tire Co. Ltd. (South Korea)[1]	13,160	$524,855

Automobiles - 0.48%
Hyundai Motor Co. (South Korea)[1]	1,100	216,081
Suzuki Motor Corp. (Japan)[1]	9,500	217,128
Tesla Motors, Inc.*	8,810	256,107
Toyota Motor Corp. (Japan)[1]	5,200	191,789
Toyota Motor Corp. - ADR (Japan)	61,970	4,553,556
Yamaha Motor Co. Ltd. (Japan)[1]	24,400	323,869

		5,758,530

Distributors - 0.02%
Inchcape plc (United Kingdom)[1]	47,340	254,779

Diversified Consumer Services - 0.04%
Anhanguera Educacional Participacoes S.A. (Brazil)	22,890	307,873
Grand Canyon Education, Inc.*	7,790	130,716

		438,589

Hotels, Restaurants & Leisure - 0.84%
7 Days Group Holdings Ltd. - ADR (Cayman Islands)*	2,710	39,837
Accor S.A. (France)[1]	34,720	1,057,581
Carnival Corp.	247,780	7,482,956
Ctrip.com International Ltd. - ADR (China)*	21,800	546,090
Hyatt Hotels Corp. - Class A*	7,660	326,469
Intercontinental Hotels Group plc (United Kingdom)[1]	21,040	429,053
TUI Travel plc (United Kingdom)[1]	39,870	120,393

		10,002,379

Household Durables - 0.16%
Corporacion Geo S.A.B. de C.V. - Class B (Mexico)*	55,360	87,410
DR Horton, Inc.	22,160	308,467
Lennar Corp. - Class A	23,140	497,279
LG Electronics, Inc. (South Korea)[1]	2,400	176,498
NVR, Inc.*	430	298,097
Rodobens Negocios Imobiliarios S.A. (Brazil)	36,860	225,734
Toll Brothers, Inc.*	13,210	288,110

		1,881,595

Internet & Catalog Retail - 0.60%
Amazon.com, Inc.*	35,050	6,815,122
Blue Nile, Inc.*	1,880	75,858
Ocado Group plc (United Kingdom)*[1]	215,910	296,735

		7,187,715

1

Investment Portfolio - January 31, 2012

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Consumer Discretionary (continued)
Media - 5.30%
AMC Networks, Inc. - Class A*	163,450	$6,989,122
DIRECTV - Class A*	172,780	7,776,828
Grupo Televisa S.A. - ADR (Mexico)	21,710	428,121
Imax Corp. (Canada)*	22,710	470,324
Liberty Global, Inc. - Class A*	121,540	5,576,255
Mediaset Espana Comunicacion S.A. (Spain)[1]	119,970	702,659
News Corp. - Class A	386,620	7,280,055
Reed Elsevier plc - ADR (United Kingdom)	4,434	146,898
Societe Television Francaise 1 (France)[1]	37,310	411,734
Time Warner, Inc.	407,240	15,092,314
Virgin Media, Inc. - ADR (United Kingdom)	387,240	9,231,802
The Walt Disney Co.	216,780	8,432,742
Wolters Kluwer N.V. (Netherlands)[1]	8,395	152,513
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A. (Portugal)[1]	135,390	435,851

		63,127,218

Multiline Retail - 0.04%
Marks & Spencer Group plc (United Kingdom)[1]	42,270	218,055
PPR (France)[1]	1,625	256,600

		474,655

Specialty Retail - 0.18%
Belle International Holdings Ltd. (Hong Kong)[1]	113,000	183,238
Chico’s FAS, Inc.	15,830	181,095
Dick’s Sporting Goods, Inc.	11,070	456,195
The Finish Line, Inc. - Class A	11,630	245,975
Group 1 Automotive, Inc.	2,890	154,153
Inditex S.A. (Spain)[1]	1,900	166,033
KOMERI Co. Ltd. (Japan)[1]	4,800	147,720
Penske Automotive Group, Inc.	5,780	129,356
Select Comfort Corp.*	8,600	215,688
Sonic Automotive, Inc. - Class A	15,450	240,865

		2,120,318

Textiles, Apparel & Luxury Goods - 0.03%
Adidas AG (Germany)[1]	4,150	299,851

Total Consumer Discretionary		92,070,484

Consumer Staples - 4.61%
Beverages - 1.37%
Anheuser-Busch InBev N.V. (Belgium)[1]	145,040	8,818,559
The Boston Beer Co., Inc. - Class A*	2,040	204,102
C&C Group plc (Ireland)[1]	40,880	168,238
Cia Cervecerias Unidas S.A. - ADR (Chile)	3,630	227,456

2

Investment Portfolio - January 31, 2012

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Consumer Staples (continued)
Beverages (continued)
The Coca-Cola Co.	86,800	$5,861,604
Diageo plc (United Kingdom)[1]	22,700	502,439
Heckmann Corp.*	37,210	190,143
Heineken N.V. (Netherlands)[1]	4,360	201,828
Kirin Holdings Co. Ltd. (Japan)[1]	15,200	187,031

		16,361,400

Food & Staples Retailing - 0.79%
Carrefour S.A. (France)[1]	23,260	532,528
Casino Guichard-Perrachon S.A. (France)[1]	2,420	215,637
Distribuidora Internacional de Alimentacion S.A. (Spain)*[1]	55,640	257,559
Koninklijke Ahold N.V. (Netherlands)[1]	32,290	428,490
The Kroger Co.	288,910	6,864,502
SUPERVALU, Inc.	22,500	155,475
Tesco plc (United Kingdom)[1]	182,805	921,801

		9,375,992

Food Products - 2.34%
Barry Callebaut AG (Switzerland)[1]	370	348,375
China Yurun Food Group Ltd. (China)[1]	67,000	110,794
Cosan S.A. Industria e Comercio (Brazil)	5,710	92,389
Danone (France)[1]	13,550	838,265
Flowers Foods, Inc.	8,085	156,445
Kraft Foods, Inc. - Class A	235,060	9,002,798
M Dias Branco S.A. (Brazil)	5,100	135,089
Nestle S.A. (Switzerland)[1]	131,880	7,567,810
Suedzucker AG (Germany)[1]	6,710	198,621
Unilever plc - ADR (United Kingdom)	288,829	9,355,171

		27,805,757

Household Products - 0.06%
Reckitt Benckiser Group plc (United Kingdom)[1]	13,150	700,538

Personal Products - 0.05%
Beiersdorf AG (Germany)[1]	3,150	189,458
Kao Corp. (Japan)[1]	3,300	86,987
Natura Cosmeticos S.A. (Brazil)	15,200	325,540

		601,985

Total Consumer Staples		54,845,672

Energy - 3.34%
Energy Equipment & Services - 2.04%
Baker Hughes, Inc.	156,890	7,708,006
Calfrac Well Services Ltd. (Canada)	9,700	250,940
Compagnie Generale de Geophysique - Veritas (CGG - Veritas) (France)*[1]	11,780	329,714

3

Investment Portfolio - January 31, 2012

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Energy (continued)
Energy Equipment & Services (continued)
ION Geophysical Corp.*	18,000	$133,740
Key Energy Services, Inc.*	12,140	175,787
Petroleum Geo-Services ASA (Norway)*[1]	20,200	259,485
Schlumberger Ltd.	118,715	8,923,807
Trican Well Service Ltd. (Canada)	40,240	669,396
Weatherford International Ltd. - ADR (Switzerland)*	345,600	5,785,344

		24,236,219

Oil, Gas & Consumable Fuels - 1.30%
Cameco Corp. (Canada)	18,770	436,778
Hess Corp.	227,010	12,780,663
Pacific Rubiales Energy Corp. (Canada)	10,100	254,137
Paladin Energy Ltd. (Australia)*[2]	140,800	273,821
Petroleo Brasileiro S.A. - ADR (Brazil)	16,330	456,097
Repsol YPF S.A. (Spain)[1]	4,650	128,221
Royal Dutch Shell plc - Class B (Netherlands)[1]	6,202	226,664
Royal Dutch Shell plc - Class B - ADR (Netherlands)	6,790	497,979
Talisman Energy, Inc. (Canada)	21,070	251,739
Total S.A. (France)[1]	3,960	209,886

		15,515,985

Total Energy		39,752,204

Financials - 6.27%
Capital Markets - 0.96%
The Charles Schwab Corp.	938,510	10,933,642
Daiwa Securities Group, Inc. (Japan)[1]	7,000	25,222
Deutsche Bank AG (Germany)[1]	4,210	179,381
Evercore Partners, Inc. - Class A	4,660	131,365
Greenhill & Co., Inc.	1,580	73,565
Lazard Ltd. - Class A - ADR (Bermuda)	3,570	102,530

		11,445,705

Commercial Banks - 0.48%
Banco Bilbao Vizcaya Argentaria S.A. - ADR (Spain)	25,790	225,920
Banco Santander S.A. - ADR (Spain)	68,360	538,677
Barclays plc (United Kingdom)[1]	57,280	192,063
BNP Paribas S.A. (France)[1]	14,640	622,700
CIT Group, Inc.*	7,700	293,678
Credit Agricole S.A. (France)[1]	35,180	217,400
First Commonwealth Financial Corp	131,350	727,679
Hong Leong Financial Group Berhad (Malaysia)[1]	86,900	338,875
HSBC Holdings plc (United Kingdom)[1]	32,900	274,883
HSBC Holdings plc - ADR (United Kingdom)	11,272	471,508

4

Investment Portfolio - January 31, 2012

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Financials (continued)
Commercial Banks (continued)
ICICI Bank Ltd. - ADR (India)	12,150	$439,951
Societe Generale S.A. (France)[1]	5,820	155,586
Standard Chartered plc (United Kingdom)[1]	9,470	228,869
U.S. Bancorp	18,760	529,407
Wells Fargo & Co.	17,330	506,209

		5,763,405

Consumer Finance - 1.35%
American Express Co.	119,480	5,990,727
Discover Financial Services	372,390	10,121,560

		16,112,287

Diversified Financial Services - 0.77%
CME Group, Inc.	2,510	601,170
Deutsche Boerse AG (Germany)*[1]	11,900	702,750
ING Groep N.V. (Netherlands)*[1]	4,775	43,565
JPMorgan Chase & Co.	14,900	555,770
JSE Ltd. (South Africa)[1]	99,380	972,466
Moody’s Corp.	168,240	6,263,575

		9,139,296

Insurance - 0.31%
Allianz SE (Germany)[1]	7,010	772,762
The Allstate Corp.	17,600	507,760
AXA S.A. (France)[1]	4,080	62,124
Brasil Insurance Participacoes e Administracao S.A. (Brazil)	36,700	415,900
Mapfre S.A. (Spain)[1]	265,800	885,251
Muenchener Rueckversicherungs AG (MunichRe) (Germany)[1]	3,525	459,684
Zurich Financial Services AG (Switzerland)[1]	2,280	548,727

		3,652,208

Real Estate Investment Trusts (REITS) - 2.36%
Alexandria Real Estate Equities, Inc.	22,840	1,653,844
Alstria Office REIT AG (Germany)[1]	38,200	455,900
American Assets Trust, Inc.	12,960	286,934
American Campus Communities, Inc.	14,830	634,724
Apartment Investment & Management Co. - Class A	14,110	346,542
Associated Estates Realty Corp.	5,940	99,257
AvalonBay Communities, Inc.	2,130	289,701
BioMed Realty Trust, Inc.	145,340	2,698,964
Boston Properties, Inc.	7,850	816,793
Camden Property Trust	6,420	414,090
CBL & Associates Properties, Inc.	14,580	253,255
Cedar Realty Trust, Inc.	14,260	71,157

5

Investment Portfolio - January 31, 2012

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Financials (continued)
Real Estate Investment Trusts (REITS) (continued)
Coresite Realty Corp.	17,260	$346,063
Corporate Office Properties Trust	102,350	2,479,941
CubeSmart	30,510	347,204
DiamondRock Hospitality Co.	16,490	173,805
Digital Realty Trust, Inc.	42,190	2,989,583
DuPont Fabros Technology, Inc.	114,080	2,909,040
Education Realty Trust, Inc.	32,910	352,137
Equity Lifestyle Properties, Inc.	4,600	322,644
Equity One, Inc.	12,260	231,101
Equity Residential	4,640	276,312
General Growth Properties, Inc.	24,360	384,401
HCP, Inc.	14,310	601,449
Health Care REIT, Inc.	12,490	714,553
Healthcare Realty Trust, Inc.	10,040	211,543
Home Properties, Inc.	10,250	610,695
Host Hotels & Resorts, Inc.	51,294	842,247
Kilroy Realty Corp.	5,360	223,137
Kimco Realty Corp.	18,800	343,100
LTC Properties, Inc.	3,850	123,008
The Macerich Co.	2,210	120,003
Mack-Cali Realty Corp.	8,170	234,969
Mid-America Apartment Communities, Inc.	7,610	486,431
National Retail Properties, Inc.	7,560	204,196
Pebblebrook Hotel Trust	44,030	976,585
Potlatch Corp.	3,130	95,528
ProLogis, Inc.	4,050	128,425
Public Storage	2,330	323,544
Realty Income Corp.	5,880	214,032
Simon Property Group, Inc.	8,330	1,131,714
Sovran Self Storage, Inc.	12,950	602,434
Tanger Factory Outlet Centers	4,110	121,245
Taubman Centers, Inc.	1,890	126,687
UDR, Inc.	32,900	856,058

		28,124,975

Real Estate Management & Development - 0.02%
Forest City Enterprises, Inc. - Class A*	16,530	217,039
Thomas Properties Group, Inc.	12,800	41,088

		258,127

Thrifts & Mortgage Finance - 0.02%
Aareal Bank AG (Germany)*[1]	8,370	191,394

Total Financials		74,687,397

6

Investment Portfolio - January 31, 2012

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Health Care - 6.04%
Biotechnology - 0.37%
BioMarin Pharmaceutical, Inc.*	21,010	$749,427
Dendreon Corp.*	109,430	1,486,059
Exact Sciences Corp.*	72,990	681,727
Myriad Genetics, Inc.*	62,040	1,467,866

		4,385,079

Health Care Equipment & Supplies - 1.67%
Abaxis, Inc.*	28,140	762,031
Alere, Inc.*	46,300	1,118,145
Becton, Dickinson and Co.	76,480	5,996,797
BioMerieux (France)[1]	9,540	803,424
Boston Scientific Corp.*	907,170	5,406,733
DexCom, Inc.*	51,120	560,786
HeartWare International, Inc.*	12,220	845,991
Insulet Corp.*	57,770	1,124,782
Mindray Medical International Ltd. - ADR (China)	15,430	459,197
Quidel Corp.*	46,180	660,374
Sirona Dental Systems, Inc.*	12,740	615,979
Straumann Holding AG (Switzerland)[1]	5,370	967,576
Thoratec Corp.*	18,980	558,012

		19,879,827

Health Care Providers & Services - 0.26%
Amil Participacoes S.A. (Brazil)	34,230	342,653
Bumrungrad Hospital Public Co. Ltd. - NVDR (Thailand)[1]	108,540	165,590
China Cord Blood Corp. - ADR (Hong Kong)*	80,000	202,400
Odontoprev S.A. (Brazil)	39,210	655,295
Sonic Healthcare Ltd. (Australia)[1]	140,860	1,680,043

		3,045,981

Health Care Technology - 1.83%
Allscripts Healthcare Solutions, Inc.*	290,980	5,563,538
Cerner Corp.*	255,218	15,540,224
Computer Programs & Systems, Inc.	11,890	680,703

		21,784,465

Life Sciences Tools & Services - 1.33%
Lonza Group AG (Switzerland)[1]	11,280	610,992
Luminex Corp.*	27,530	542,341
QIAGEN N.V. (Netherlands)*[1]	11,170	182,446
QIAGEN N.V. - ADR (Netherlands)*	518,460	8,388,683
Sequenom, Inc.*	125,990	543,017
Waters Corp.*	51,880	4,491,252

7

Investment Portfolio - January 31, 2012

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Health Care (continued)
Life Sciences Tools & Services (continued)
WuXi PharmaTech (Cayman), Inc. - ADR (China)*	82,460	$1,119,807

		15,878,538

Pharmaceuticals - 0.58%
Allergan, Inc.	7,250	637,348
AstraZeneca plc (United Kingdom)[1]	1,890	91,028
AstraZeneca plc - ADR (United Kingdom)	11,950	575,393
Bayer AG (Germany)[1]	9,575	672,611
Dr. Reddy’s Laboratories Ltd. - ADR (India)	10,180	347,647
GlaxoSmithKline plc (United Kingdom)[1]	12,270	272,930
Green Cross Corp. (South Korea)[1]	5,640	717,176
Hikma Pharmaceuticals plc (United Kingdom)[1]	74,740	846,669
Novo Nordisk A/S - Class B (Denmark)[1]	2,330	276,871
Optimer Pharmaceuticals, Inc.*	53,190	689,874
Sanofi (France)[1]	1,960	145,319
Santen Pharmaceutical Co. Ltd. (Japan)[1]	2,700	110,852
Shire plc (Ireland)[1]	16,965	563,185
Takeda Pharmaceutical Co. Ltd. (Japan)[1]	2,400	104,339
UCB S.A. (Belgium)[1]	21,810	888,386

		6,939,628

Total Health Care		71,913,518

Industrials - 4.03%
Aerospace & Defense - 0.02%
European Aeronautic Defence and Space Co. N.V. (Netherlands)[1]	6,190	208,124

Air Freight & Logistics - 1.28%
FedEx Corp.	64,970	5,944,105
PostNL N.V. (Netherlands)[1]	25,340	102,241
TNT Express N.V. (Netherlands)[1]	25,340	212,801
United Parcel Service, Inc. - Class B	119,565	9,045,092

		15,304,239

Airlines - 0.93%
Copa Holdings S.A. - ADR - Class A (Panama)	9,310	634,383
Deutsche Lufthansa AG (Germany)[1]	15,825	219,735
Ryanair Holdings plc - ADR (Ireland)*	20,830	698,638
Southwest Airlines Co.	911,545	8,732,601
Spirit Airlines, Inc.*	13,000	218,270
US Airways Group, Inc.*	71,710	605,232

		11,108,859

Commercial Services & Supplies - 0.10%
Edenred (France)[1]	22,340	543,381
Interface, Inc. - Class A	4,760	63,260

8

Investment Portfolio - January 31, 2012

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Industrials (continued)
Commercial Services & Supplies (continued)
Ritchie Bros. Auctioneers, Inc. (Canada)	10,800	$254,340
Tomra Systems ASA (Norway)[1]	49,750	364,102

		1,225,083

Construction & Engineering - 0.01%
MYR Group, Inc.*	4,850	96,903

Electrical Equipment - 0.12%
ABB Ltd. (Asea Brown Boveri) - ADR (Switzerland)	8,790	183,096
Acuity Brands, Inc.	2,150	125,195
Alstom S.A. (France)[1]	8,380	320,955
Nexans S.A. (France)[1]	1,630	101,448
Polypore International, Inc.*	6,160	234,573
Prysmian S.p.A. (Italy)[1]	14,760	222,175
Schneider Electric S.A. (France)[1]	3,960	246,561

		1,434,003

Industrial Conglomerates - 0.08%
Siemens AG (Germany)[1]	9,700	916,028

Machinery - 0.84%
AGCO Corp.*	5,300	269,929
Astec Industries, Inc.*	2,450	82,859
FANUC Corp. (Japan)[1]	2,800	471,429
Flowserve Corp.	61,250	6,747,913
Graham Corp.	3,710	80,952
Pall Corp.	4,800	286,464
Pentair, Inc.	6,900	254,058
Titan International, Inc.	8,050	194,327
Wabash National Corp.*	42,470	376,709
Westport Innovations, Inc. - ADR (Canada)*	29,170	1,213,472

		9,978,112

Marine - 0.03%
Baltic Trading Ltd.	10,880	46,022
D/S Norden (Denmark)[1]	6,410	160,764
Pacific Basin Shipping Ltd. (Bermuda)[1,3]	55,000	26,148
Sinotrans Shipping Ltd. (Hong Kong)[1]	320,000	82,373

		315,307

Professional Services - 0.18%
The Advisory Board Co.*	15,290	1,166,321
Qualicorp S.A. (Brazil)*	97,570	965,536

		2,131,857

9

Investment Portfolio - January 31, 2012

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Industrials (continued)
Road & Rail - 0.36%
All America Latina Logistica S.A. (Brazil)	172,990	$995,049
Knight Transportation, Inc.	11,570	203,748
Norfolk Southern Corp.	36,170	2,611,474
RailAmerica, Inc.*	31,860	475,988

		4,286,259

Transportation Infrastructure - 0.08%
Groupe Eurotunnel S.A. (France)[1]	74,880	618,110
Malaysia Airports Holdings Berhad (Malaysia)[1]	195,400	366,138

		984,248

Total Industrials		47,989,022

Information Technology - 9.52%
Communications Equipment - 1.89%
Alcatel-Lucent - ADR (France)*	287,500	500,250
Cisco Systems, Inc.	834,214	16,375,621
Infinera Corp.*	156,790	1,119,481
Qualcomm, Inc.	75,880	4,463,262

		22,458,614

Computers & Peripherals - 1.17%
Apple, Inc.*	1,680	766,886
EMC Corp.*	496,100	12,779,536
Immersion Corp.*	67,000	377,210

		13,923,632

Electronic Equipment, Instruments & Components - 0.74%
Amphenol Corp. - Class A	6,430	349,985
Corning, Inc.	548,340	7,057,136
Hitachi Ltd. (Japan)[1]	90,000	500,655
Keyence Corp. (Japan)[1]	1,021	255,349
Maxwell Technologies, Inc.*	24,960	510,682
Nippon Electric Glass Co. Ltd. (Japan)[1]	20,000	174,402

		8,848,209

Internet Software & Services - 1.81%
The Active Network, Inc.*	33,900	504,432
comScore, Inc.*	37,020	819,993
Google, Inc. - Class A*	30,866	17,905,675
LogMeIn, Inc.*	1,930	76,872
NHN Corp. (South Korea)*[1]	2,280	429,822
Tencent Holdings Ltd. (China)[1]	32,700	798,475
Velti plc - ADR (Ireland)*	114,130	998,637

		21,533,906

10

Investment Portfolio - January 31, 2012

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Information Technology (continued)
IT Services - 2.18%
Amadeus IT Holding S.A. - Class A (Spain)[1]	222,740	$3,821,512
Amdocs Ltd. - ADR (Guernsey)*	49,560	1,459,046
Cap Gemini S.A. (France)[1]	31,780	1,161,847
Cielo S.A. (Brazil)	30,732	915,522
Euronet Worldwide, Inc.*	36,700	673,812
Indra Sistemas S.A. (Spain)[1]	29,140	384,347
MasterCard, Inc. - Class A	22,240	7,907,877
Redecard S.A. (Brazil)	44,650	804,988
Visa, Inc. - Class A	81,770	8,229,333
The Western Union Co.	31,500	601,650

		25,959,934

Semiconductors & Semiconductor Equipment - 0.15%
Samsung Electronics Co. Ltd. (South Korea)[1]	450	443,108
Sumco Corp. (Japan)*[1]	49,600	425,609
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	20,106	283,092
Tokyo Electron Ltd. (Japan)[1]	12,160	693,186

		1,844,995

Software - 1.58%
Autodesk, Inc.*	190,460	6,856,560
Aveva Group plc (United Kingdom)[1]	11,560	287,741
CommVault Systems, Inc.*	2,250	105,750
Electronic Arts, Inc.*	496,660	9,222,976
Misys plc (United Kingdom)[1]	29,898	152,392
RealPage, Inc.*	23,110	594,389
SAP AG (Germany)[1]	5,630	340,398
SolarWinds, Inc.*	20,070	634,413
Taleo Corp. - Class A*	15,860	571,119

		18,765,738

Total Information Technology		113,335,028

Materials - 2.31%
Chemicals - 2.25%
Arkema S.A. (France)[1]	20	1,621
BASF SE (Germany)[1]	11,500	887,099
Calgon Carbon Corp.*	21,105	344,856
Flotek Industries, Inc.*	9,940	116,696
Johnson Matthey plc (United Kingdom)[1]	20,640	668,830
Linde AG (Germany)[1]	2,980	473,882
Monsanto Co.	238,060	19,532,823
The Scotts Miracle-Gro Co. - Class A	3,070	145,395
Shin-Etsu Chemical Co. Ltd. (Japan)[1]	2,200	114,567

11

Investment Portfolio - January 31, 2012

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Materials (continued)
Chemicals (continued)
Syngenta AG (Switzerland)[1]	14,770	$4,485,269

		26,771,038

Construction Materials - 0.06%
CRH plc (Ireland)[1]	16,100	320,261
Eagle Materials, Inc.	9,370	275,572
Holcim Ltd. (Switzerland)[1]	2,450	140,217

		736,050

Total Materials		27,507,088

Telecommunication Services - 0.91%
Diversified Telecommunication Services - 0.83%
France Telecom S.A. (France)[1]	11,410	171,527
Swisscom AG - ADR (Switzerland)[4]	7,815	308,224
Telefonica S.A. - ADR (Spain)	37,580	654,644
Telenor ASA (Norway)[1]	510,310	8,323,767
Telenor ASA - ADR (Norway)[4]	8,880	434,942

		9,893,104

Wireless Telecommunication Services - 0.08%
DiGi.com Berhad (Malaysia)[1]	216,700	281,873
SK Telecom Co. Ltd. - ADR (South Korea)	48,180	675,002

		956,875

Total Telecommunication Services		10,849,979

Utilities - 0.08%
Electric Utilities - 0.03%
E.ON AG (Germany)[1]	14,270	306,190

Multi-Utilities - 0.03%
GDF Suez (France)[1]	3,795	103,317
National Grid plc (United Kingdom)[1]	20,900	208,117

		311,434

Water Utilities - 0.02%
Cia de Saneamento de Minas Gerais - Copasa MG (Brazil)	13,330	295,180

Total Utilities		912,804

TOTAL COMMON STOCKS (Identified Cost $500,316,141)		533,863,196

PREFERRED STOCKS - 0.38%

Consumer Staples - 0.01%
Household Products - 0.01%
Henkel AG & Co. KGaA (Germany)[1]	1,760	108,744

12

Investment Portfolio - January 31, 2012

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES/ PRINCIPAL AMOUNT	VALUE
PREFERRED STOCKS (continued)

Financials - 0.37%
Commercial Banks - 0.15%
PNC Financial Services Group, Inc., Series K (non-cumulative), 8.25%[5]	350	$361,378
U.S. Bancorp., Series F, 6.50%	29,800	759,900
Wells Fargo & Co., Series K (non-cumulative), 7.98%[5]	610	660,325

		1,781,603

Diversified Financial Services - 0.14%
Bank of America Corp., Series K (non-cumulative), 8.00%[5]	650	642,129
JPMorgan Chase & Co., Series 1 (non-cumulative), 7.90%[5]	910	985,721

		1,627,850

Real Estate Investment Trusts (REITS) - 0.08%
Public Storage, Series Q, 6.50%	37,110	1,018,298

Total Financials		4,427,751

TOTAL PREFERRED STOCKS (Identified Cost $4,194,427)		4,536,495

CORPORATE BONDS - 25.80%
Convertible Corporate Bonds - 0.20%
Financials - 0.08%
Real Estate Investment Trusts (REITS) - 0.08%
BioMed Realty LP6 , 3.75%, 1/15/2030	$825,000	961,125

Health Care - 0.04%
Health Care Equipment & Supplies - 0.04%
Alere, Inc., 3.00%, 5/15/2016	330,000	313,913
Medtronic, Inc., 1.625%, 4/15/2013	90,000	91,237

		405,150

Total Health Care		405,150

Information Technology - 0.03%
Computers & Peripherals - 0.03%
EMC Corp., 1.75%, 12/1/2013	215,000	356,362

Materials - 0.05%
Containers & Packaging - 0.05%
Owens-Brockway Glass Container, Inc.[6] , 3.00%, 6/1/2015	655,000	641,900

Total Convertible Corporate Bonds (Identified Cost $2,240,962)		2,364,537

Non-Convertible Corporate Bonds - 25.60%
Consumer Discretionary - 3.01%
Auto Components - 0.05%
UCI International, Inc., 8.625%, 2/15/2019	625,000	632,031

13

Investment Portfolio - January 31, 2012

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Hotels, Restaurants & Leisure - 0.40%
International Game Technology, 7.50%, 6/15/2019	$2,415,000	$2,839,318
Wyndham Worldwide Corp., 6.00%, 12/1/2016	805,000	893,222
Yum! Brands, Inc., 3.875%, 11/1/2020	960,000	993,911

		4,726,451

Household Durables - 0.52%
Beam, Inc., 5.375%, 1/15/2016	234,000	259,514
Newell Rubbermaid, Inc., 4.70%, 8/15/2020	1,855,000	1,998,948
Tupperware Brands Corp., 4.75%, 6/1/2021	3,750,000	3,862,631

		6,121,093

Media - 1.16%
Cablevision Systems Corp., 8.625%, 9/15/2017	940,000	1,048,100
Columbus International, Inc. (Barbados)[6] , 11.50%, 11/20/2014	210,000	222,180
DIRECTV Holdings LLC - DIRECTV Financing Co., Inc., 5.20%, 3/15/2020	1,740,000	1,922,255
Discovery Communications LLC, 5.05%, 6/1/2020	1,715,000	1,924,736
Kabel BW GmbH (Germany)[6] , 7.50%, 3/15/2019	310,000	330,925
MDC Partners, Inc. (Canada), 11.00%, 11/1/2016	545,000	587,919
Nara Cable Funding Ltd. (Ireland)[6] , 8.875%, 12/1/2018	680,000	646,000
NBCUniversal Media LLC, 5.15%, 4/30/2020	1,940,000	2,222,041
Sirius XM Radio, Inc.[6] , 9.75%, 9/1/2015	555,000	603,563
Time Warner, Inc., 4.75%, 3/29/2021	1,435,000	1,588,165
Unitymedia Hessen GmbH & Co. KG - Unitymedia NRW GmbH (Germany)[6] , 8.125%, 12/1/2017	865,000	934,200
UPCB Finance III Ltd. (Cayman Islands)[6] , 6.625%, 7/1/2020	1,010,000	1,030,200
UPCB Finance V Ltd. (Cayman Islands)[6] , 7.25%, 11/15/2021	355,000	370,975
XM Satellite Radio, Inc.[6] , 7.625%, 11/1/2018	300,000	321,375

		13,752,634

Multiline Retail - 0.08%
Target Corp., 6.00%, 1/15/2018	790,000	970,854

Specialty Retail - 0.66%
Advance Auto Parts, Inc., 4.50%, 1/15/2022	1,955,000	2,032,357
The Home Depot, Inc., 5.40%, 3/1/2016	1,615,000	1,884,765
Lowe’s Companies, Inc., 6.10%, 9/15/2017	620,000	757,681
O’Reilly Automotive, Inc., 4.875%, 1/14/2021	920,000	983,263
Rent-A-Center, Inc., 6.625%, 11/15/2020	1,025,000	1,058,313
Toys R Us Property Co. II LLC, 8.50%, 12/1/2017	1,110,000	1,189,087

		7,905,466

Textiles, Apparel & Luxury Goods - 0.14%
Jones Group - Apparel Group Holdings - Apparel Group USA - Footwear Accessories Retail, 6.875%, 3/15/2019	1,040,000	933,400

14

Investment Portfolio - January 31, 2012

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Textiles, Apparel & Luxury Goods (continued)
VF Corp., 5.95%, 11/1/2017	$ 640,000	$758,908

		1,692,308

Total Consumer Discretionary		35,800,837

Consumer Staples - 0.35%
Beverages - 0.17%
CEDC Finance Corp. International, Inc.[6] , 9.125%, 12/1/2016	1,000,000	705,000
Constellation Brands, Inc., 7.25%, 9/1/2016	965,000	1,083,213
PepsiCo, Inc., 7.90%, 11/1/2018	187,000	254,710

		2,042,923

Food & Staples Retailing - 0.03%
The Kroger Co., 6.75%, 4/15/2012	315,000	318,828

Food Products - 0.09%
Kraft Foods, Inc., 6.125%, 2/1/2018	950,000	1,134,710

Personal Products - 0.06%
Revlon Consumer Products Corp., 9.75%, 11/15/2015	620,000	663,400

Total Consumer Staples		4,159,861

Energy - 1.85%
Energy Equipment & Services - 0.93%
Baker Hughes, Inc., 7.50%, 11/15/2018	1,085,000	1,444,587
Calfrac Holdings LP6 , 7.50%, 12/1/2020	1,025,000	1,004,500
Schlumberger Oilfield plc (United Kingdom)[6] , 4.20%, 1/15/2021	905,000	1,002,110
SESI LLC, 6.375%, 5/1/2019	565,000	586,187
Thermon Industries, Inc., 9.50%, 5/1/2017	667,000	718,693
Trinidad Drilling Ltd. (Canada)[6] , 7.875%, 1/15/2019	655,000	694,300
Weatherford International Ltd. (Switzerland), 9.625%, 3/1/2019	4,175,000	5,593,456

		11,043,833

Oil, Gas & Consumable Fuels - 0.92%
Anadarko Petroleum Corp., 5.95%, 9/15/2016	2,100,000	2,410,918
Anadarko Petroleum Corp., 8.70%, 3/15/2019	425,000	556,739
Arch Western Finance LLC, 6.75%, 7/1/2013	303,000	305,272
Chaparral Energy, Inc., 8.25%, 9/1/2021	680,000	712,300
Chesapeake Oilfield Operating LLC - Chesapeake Oilfield Finance, Inc.[6] , 6.625%, 11/15/2019	685,000	688,425
Coffeyville Resources LLC - Coffeyville Finance, Inc.[6] , 10.875%, 4/1/2017	215,000	240,800
Energy XXI Gulf Coast, Inc., 9.25%, 12/15/2017	800,000	874,000
Hess Corp., 5.60%, 2/15/2041	1,830,000	2,108,623
Linn Energy LLC - Linn Energy Finance Corp., 7.75%, 2/1/2021	800,000	862,000
Martin Midstream Partners LP - Martin Midstream Finance Corp., 8.875%, 4/1/2018	460,000	476,100
PBF Holding Co. LLC - PBF Finance Corp.[6] , 8.25%, 2/15/2020	680,000	666,400

15

Investment Portfolio - January 31, 2012

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy (continued)
Oil, Gas & Consumable Fuels (continued)
Targa Resources Partners LP - Targa Resources Partners Finance Corp., 8.25%, 7/1/2016	$465,000	$490,575
Tesoro Corp., 9.75%, 6/1/2019	485,000	549,263

		10,941,415

Total Energy		21,985,248

Financials - 12.28%
Capital Markets - 3.61%
Barclays Bank plc (United Kingdom)[6] , 2.50%, 9/21/2015	4,045,000	4,017,450
BNP Paribas Home Loan Covered Bonds S.A. (France)[6] , 2.20%, 11/2/2015	4,045,000	3,903,413
The Charles Schwab Corp., 4.45%, 7/22/2020	4,740,000	5,138,406
Credit Suisse AG (Switzerland)[6] , 2.60%, 5/27/2016	5,710,000	5,831,652
GFI Group, Inc., 8.375%, 7/19/2018	800,000	740,000
Goldman Sachs Capital I, 6.345%, 2/15/2034	795,000	740,283
Goldman Sachs Capital II7 , 5.793%, 6/1/2043	1,215,000	829,237
The Goldman Sachs Group, Inc., 6.15%, 4/1/2018	890,000	959,703
The Goldman Sachs Group, Inc., 5.375%, 3/15/2020	4,285,000	4,346,905
Jefferies Group, Inc., 8.50%, 7/15/2019	2,470,000	2,587,325
Merrill Lynch & Co., Inc., 6.05%, 8/15/2012	4,625,000	4,716,672
Merrill Lynch & Co., Inc., 6.875%, 4/25/2018	1,250,000	1,348,949
Morgan Stanley, 5.55%, 4/27/2017	687,000	703,486
Morgan Stanley, 7.30%, 5/13/2019	940,000	1,025,307
Morgan Stanley, 5.50%, 1/26/2020	4,255,000	4,199,906
Morgan Stanley, 5.75%, 1/25/2021	1,900,000	1,898,123

		42,986,817

Commercial Banks - 3.89%
Bank of Montreal (Canada)[6] , 1.30%, 10/31/2014	3,430,000	3,463,926
Bank of Montreal (Canada)[6] , 2.625%, 1/25/2016	2,730,000	2,875,938
Bank of Nova Scotia (Canada)[6] , 1.45%, 7/26/2013	2,200,000	2,223,166
Bank of Nova Scotia (Canada)[6] , 1.65%, 10/29/2015	4,045,000	4,091,813
Canadian Imperial Bank of Commerce (Canada)[6] , 1.50%, 12/12/2014	2,450,000	2,486,579
Household Finance Co., 6.375%, 11/27/2012	1,250,000	1,296,006
HSBC Finance Corp., 7.00%, 5/15/2012	575,000	584,207
Intesa Sanpaolo S.p.A. (Italy)[6] , 6.50%, 2/24/2021	1,950,000	1,799,647
KeyBank National Association, 5.45%, 3/3/2016	1,340,000	1,476,034
Manufacturers & Traders Trust Co., 6.625%, 12/4/2017	2,050,000	2,372,391
National Bank of Canada (Canada)[6] , 2.20%, 10/19/2016	4,650,000	4,769,482
National City Corp., 6.875%, 5/15/2019	820,000	929,173
PNC Bank National Association, 5.25%, 1/15/2017	545,000	593,393
Royal Bank of Canada (Canada)[6] , 3.125%, 4/14/2015	5,215,000	5,503,979
Santander Issuances S.A. Unipersonal (Spain)[6] , 5.911%, 6/20/2016	1,800,000	1,592,532

16

Investment Portfolio - January 31, 2012

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Commercial Banks (continued)
Societe Generale S.A. (France)[6] , 5.75%, 4/20/2016	$1,940,000	$1,818,936
The Toronto-Dominion Bank (Canada)[6] , 2.20%, 7/29/2015	4,045,000	4,145,340
The Toronto-Dominion Bank (Canada)[6] , 1.625%, 9/14/2016	2,300,000	2,311,631
USB Capital XIII Trust, 6.625%, 12/15/2039	535,000	546,984
Wachovia Corp., 5.25%, 8/1/2014	1,300,000	1,396,743

		46,277,900

Consumer Finance - 0.91%
American Express Co., 8.125%, 5/20/2019	5,465,000	7,193,836
American Express Co.[7] , 6.80%, 9/1/2066	950,000	959,500
Credit Acceptance Corp., 9.125%, 2/1/2017	1,315,000	1,384,037
Discover Financial Services, 10.25%, 7/15/2019	1,065,000	1,337,023

		10,874,396

Diversified Financial Services - 1.65%
Bank of America Corp., 5.75%, 8/15/2016	980,000	977,237
Bank of America Corp., 5.65%, 5/1/2018	850,000	869,597
Bank of America Corp., 7.625%, 6/1/2019	4,455,000	5,035,201
Bank of America Corp.[8] , 5.13%, 2/24/2026	940,000	882,249
Citigroup, Inc., 8.50%, 5/22/2019	4,520,000	5,522,654
CNH Capital LLC[6] , 6.25%, 11/1/2016	685,000	732,950
JPMorgan Chase & Co., 6.30%, 4/23/2019	1,130,000	1,305,805
JPMorgan Chase & Co., 4.95%, 3/25/2020	4,040,000	4,332,205

		19,657,898

Insurance - 0.25%
American International Group, Inc., 4.25%, 5/15/2013	485,000	491,645
Fidelity National Financial, Inc., 6.60%, 5/15/2017	1,815,000	1,931,668
Hartford Financial Services Group, Inc.[7] , 8.125%, 6/15/2038	485,000	506,825

		2,930,138

Real Estate Investment Trusts (REITS) - 1.97%
BioMed Realty LP, 3.85%, 4/15/2016	950,000	943,736
Boston Properties LP, 5.875%, 10/15/2019	1,285,000	1,484,293
Boston Properties LP, 5.625%, 11/15/2020	410,000	473,222
Camden Property Trust, 5.70%, 5/15/2017	705,000	793,258
Digital Realty Trust LP, 5.875%, 2/1/2020	4,750,000	5,117,066
DuPont Fabros Technology LP, 8.50%, 12/15/2017	1,055,000	1,157,863
HCP, Inc., 6.70%, 1/30/2018	3,675,000	4,281,720
Health Care REIT, Inc., 6.20%, 6/1/2016	3,640,000	3,983,700
Mack-Cali Realty LP, 7.75%, 8/15/2019	770,000	941,942
National Retail Properties, Inc., 6.875%, 10/15/2017	650,000	738,648
Simon Property Group LP, 10.35%, 4/1/2019	1,060,000	1,494,554

17

Investment Portfolio - January 31, 2012

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Real Estate Investment Trusts (REITS) (continued)
UDR, Inc., 4.625%, 1/10/2022	$1,980,000	$2,069,852

		23,479,854

Total Financials		146,207,003

Health Care - 1.30%
Biotechnology - 0.41%
Amgen, Inc., 3.45%, 10/1/2020	4,750,000	4,873,842

Health Care Equipment & Supplies - 0.40%
Alere, Inc., 7.875%, 2/1/2016	890,000	925,600
Alere, Inc., 9.00%, 5/15/2016	790,000	827,525
CR Bard, Inc., 4.40%, 1/15/2021	905,000	1,018,616
Fresenius Medical Care US Finance, Inc., 6.875%, 7/15/2017	785,000	844,856
Fresenius US Finance II, Inc.[6] , 9.00%, 7/15/2015	975,000	1,099,312

		4,715,909

Health Care Providers & Services - 0.27%
BioScrip, Inc., 10.25%, 10/1/2015	425,000	437,750
HCA, Inc., 8.00%, 10/1/2018	860,000	933,100
HCA, Inc., 6.50%, 2/15/2020	165,000	174,900
Health Management Associates, Inc., 6.125%, 4/15/2016	1,015,000	1,047,987
STHI Holding Corp.[6] , 8.00%, 3/15/2018	600,000	636,750

		3,230,487

Pharmaceuticals - 0.22%
Abbott Laboratories, 5.125%, 4/1/2019	980,000	1,167,931
Novartis Securities Investment Ltd. (Bermuda), 5.125%, 2/10/2019	1,275,000	1,523,293

		2,691,224

Total Health Care		15,511,462

Industrials - 2.99%
Aerospace & Defense - 0.17%
The Boeing Co., 6.00%, 3/15/2019	1,185,000	1,479,751
Ducommun, Inc.[6] , 9.75%, 7/15/2018	570,000	582,825

		2,062,576

Air Freight & Logistics - 0.15%
Aguila 3 S.A. (Luxembourg)[6] , 7.875%, 1/31/2018	1,045,000	1,061,981
FedEx Corp., 8.00%, 1/15/2019	570,000	752,873

		1,814,854

Airlines - 0.41%
Continental Airlines, Inc.[6] , 6.75%, 9/15/2015	1,380,000	1,380,000
Delta Air Lines Pass-Through Trust, Series 2007-1, Class A, 6.821%, 8/10/2022	302,536	326,739

18

Investment Portfolio - January 31, 2012

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Airlines (continued)
Delta Air Lines Pass-Through Trust, Series 2010-1, Class B6 , 6.375%, 1/2/2016	$515,000	$472,513
Delta Air Lines Pass-Through Trust, Series 2010-2, Class B, 6.75%, 11/23/2015	290,000	275,500
Southwest Airlines Co., 5.25%, 10/1/2014	1,030,000	1,104,679
Southwest Airlines Co., 5.75%, 12/15/2016	1,120,000	1,251,410

		4,810,841

Building Products - 0.14%
Building Materials Corp. of America[6] , 6.875%, 8/15/2018	345,000	364,406
Building Materials Corp. of America[6] , 7.50%, 3/15/2020	215,000	233,006
Owens Corning, 9.00%, 6/15/2019	830,000	1,015,343

		1,612,755

Commercial Services & Supplies - 0.33%
Garda World Security Corp. (Canada)[6] , 9.75%, 3/15/2017	795,000	828,787
International Lease Finance Corp., 8.625%, 1/15/2022	905,000	977,974
Waste Management, Inc., 7.375%, 3/11/2019	1,665,000	2,100,706

		3,907,467

Industrial Conglomerates - 0.83%
GE Capital Trust I7 , 6.375%, 11/15/2067	690,000	687,481
General Electric Capital Corp., 5.625%, 5/1/2018	335,000	384,083
General Electric Capital Corp., 5.50%, 1/8/2020	3,950,000	4,450,892
General Electric Capital Corp., Series A, 6.75%, 3/15/2032	970,000	1,161,562
General Electric Co., 5.25%, 12/6/2017	550,000	642,752
Textron, Inc., 7.25%, 10/1/2019	1,000,000	1,134,575
Tyco Electronics Group S.A. (Luxembourg), 4.875%, 1/15/2021	1,350,000	1,467,323

		9,928,668

Machinery - 0.47%
Caterpillar Financial Services Corp., 7.05%, 10/1/2018	1,500,000	1,920,462
Caterpillar Financial Services Corp., 7.15%, 2/15/2019	295,000	379,145
Dynacast International LLC - Dynacast Finance, Inc.[6] , 9.25%, 7/15/2019	830,000	842,450
John Deere Capital Corp., 5.50%, 4/13/2017	120,000	142,635
John Deere Capital Corp., 5.75%, 9/10/2018	1,895,000	2,336,291

		5,620,983

Marine - 0.10%
Navios Maritime Holdings, Inc. - Navios Maritime Finance US, Inc. (Marshall Island), 8.875%, 11/1/2017	1,145,000	1,133,550

Road & Rail - 0.39%
Avis Budget Car Rental LLC - Avis Budget Finance, Inc., 8.25%, 1/15/2019	685,000	720,963
JB Hunt Transport Services, Inc., 3.375%, 9/15/2015	2,305,000	2,339,036
Union Pacific Corp., 5.65%, 5/1/2017	815,000	954,801

19

Investment Portfolio - January 31, 2012

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Road & Rail (continued)
Union Pacific Corp., 7.875%, 1/15/2019	$495,000	$653,989

		4,668,789

Total Industrials		35,560,483

Information Technology - 0.66%
Communications Equipment - 0.05%
Hughes Satellite Systems Corp.[6] , 6.50%, 6/15/2019	570,000	593,513

Computers & Peripherals - 0.20%
Dell, Inc., 5.875%, 6/15/2019	1,250,000	1,490,085
Hewlett-Packard Co., 5.50%, 3/1/2018	815,000	927,364

		2,417,449

Electronic Equipment, Instruments & Components - 0.09%
Corning, Inc., 6.625%, 5/15/2019	460,000	560,473
CPI International, Inc., 8.00%, 2/15/2018	580,000	498,800

		1,059,273

IT Services - 0.13%
The Western Union Co., 5.253%, 4/1/2020	1,350,000	1,549,295

Semiconductors & Semiconductor Equipment - 0.13%
Advanced Micro Devices, Inc., 8.125%, 12/15/2017	820,000	885,600
Advanced Micro Devices, Inc., 7.75%, 8/1/2020	170,000	183,600
MagnaChip Semiconductor S.A. - MagnaChip Semiconductor Finance Co., 10.50%, 4/15/2018	465,000	496,387

		1,565,587

Software - 0.06%
Sophia LP - Sophia Finance, Inc.[6] , 9.75%, 1/15/2019	680,000	707,200

Total Information Technology		7,892,317

Materials - 1.98%
Chemicals - 0.24%
E.I. du Pont de Nemours & Co., 6.00%, 7/15/2018	1,185,000	1,477,712
Rhodia S.A. (France)[6] , 6.875%, 9/15/2020	575,000	632,500
Taminco Global Chemical Corp.[6] , 9.75%, 3/31/2020	685,000	698,700

		2,808,912

Containers & Packaging - 0.17%
Longview Fibre Paper & Packaging, Inc.[6] , 8.00%, 6/1/2016	570,000	596,363
Reynolds Group Issuer, Inc. - Reynolds Group Issuer LLC[6] , 9.25%, 5/15/2018	480,000	478,800
Reynolds Group Issuer, Inc. - Reynolds Group Issuer LLC[6] , 7.125%, 4/15/2019	935,000	981,750

		2,056,913

20

Investment Portfolio - January 31, 2012

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Materials (continued)
Metals & Mining - 1.25%
Alcoa, Inc., 5.72%, 2/23/2019	$2,166,000	$2,314,185
Alcoa, Inc., 5.87%, 2/23/2022	210,000	223,884
Allegheny Technologies, Inc., 5.95%, 1/15/2021	895,000	983,216
ArcelorMittal (Luxembourg), 5.50%, 3/1/2021	1,900,000	1,856,971
BHP Billiton Finance (USA) Ltd. (Australia), 6.50%, 4/1/2019	1,145,000	1,444,059
Calcipar S.A. (Luxembourg)[6] , 6.875%, 5/1/2018	1,120,000	1,086,400
Cliffs Natural Resources, Inc., 5.90%, 3/15/2020	4,750,000	5,223,480
FMG Resources August 2006 Pty. Ltd. (Australia)[6] , 6.875%, 2/1/2018	720,000	732,600
FMG Resources August 2006 Pty. Ltd. (Australia)[6] , 8.25%, 11/1/2019	260,000	278,850
Mirabela Nickel Ltd. (Australia)[6] , 8.75%, 4/15/2018	870,000	756,900

		14,900,545

Paper & Forest Products - 0.32%
International Paper Co., 9.375%, 5/15/2019	1,777,000	2,346,859
International Paper Co., 7.50%, 8/15/2021	1,195,000	1,520,089

		3,866,948

Total Materials		23,633,318

Telecommunication Services - 0.84%
Diversified Telecommunication Services - 0.49%
Inmarsat Finance plc (United Kingdom)[6] , 7.375%, 12/1/2017	1,230,000	1,296,113
Intelsat Jackson Holdings S.A. (Luxembourg)[6] , 7.25%, 4/1/2019	675,000	705,375
Sable International Finance Ltd. (Cayman Islands)[6] , 8.75%, 2/1/2020	685,000	710,687
Verizon Communications, Inc., 3.00%, 4/1/2016	955,000	1,015,309
Wind Acquisition Finance S.A. (Luxembourg)[6] , 11.75%, 7/15/2017	460,000	455,400
Wind Acquisition Finance S.A. (Luxembourg)[6] , 7.25%, 2/15/2018	990,000	960,300
Windstream Corp.[6] , 7.50%, 6/1/2022	675,000	708,750

		5,851,934

Wireless Telecommunication Services - 0.35%
CC Holdings GS V LLC - Crown Castle GS III Corp.[6] , 7.75%, 5/1/2017	970,000	1,053,663
Crown Castle Towers LLC[6] , 6.113%, 1/15/2020	1,040,000	1,166,472
Crown Castle Towers LLC[6] , 4.883%, 8/15/2020	333,000	346,749
NII Capital Corp., 8.875%, 12/15/2019	585,000	630,337
NII Capital Corp., 7.625%, 4/1/2021	375,000	384,375
SBA Tower Trust[6] , 5.101%, 4/15/2017	575,000	616,285

		4,197,881

Total Telecommunication Services		10,049,815

Utilities - 0.34%
Electric Utilities - 0.23%
Allegheny Energy Supply Co. LLC[6] , 5.75%, 10/15/2019	705,000	759,195
Exelon Generation Co. LLC, 5.35%, 1/15/2014	710,000	762,061

21

Investment Portfolio - January 31, 2012

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	PRINCIPAL AMOUNT/ SHARES	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Utilities (continued)
Electric Utilities (continued)
Exelon Generation Co. LLC, 5.20%, 10/1/2019	$175,000	$196,030
Southwestern Electric Power Co., 6.45%, 1/15/2019	850,000	1,000,393

		2,717,679

Gas Utilities - 0.05%
Ferrellgas LP - Ferrellgas Finance Corp., 6.50%, 5/1/2021	650,000	562,250

Independent Power Producers & Energy Traders - 0.06%
The AES Corp., 8.00%, 10/15/2017	605,000	679,113

Multi-Utilities - 0.00%**
CenterPoint Energy Resources Corp., Series B, 7.875%, 4/1/2013	50,000	53,703

Total Utilities		4,012,745

Total Non-Convertible Corporate Bonds (Identified Cost $289,521,645)		304,813,089

TOTAL CORPORATE BONDS (Identified Cost $291,762,607)		307,177,626

MUTUAL FUNDS - 0.34%
iShares iBoxx High Yield Corporate Bond Fund	39,130	3,550,656
iShares S&P India Nifty 50 Index Fund	11,200	268,016
PowerShares India Portfolio	13,600	263,160

TOTAL MUTUAL FUNDS (Identified Cost $4,052,947)		4,081,832

U.S. TREASURY SECURITIES - 2.63%

U.S. Treasury Notes - 2.63%
U.S. Treasury Note, 0.25%, 1/31/2014	$14,000,000	14,008,750
U.S. Treasury Note, 2.375%, 2/28/2015	16,270,000	17,291,951

TOTAL U.S. TREASURY SECURITIES (Identified Cost $30,205,473)		31,300,701

ASSET-BACKED SECURITIES - 0.29%
FDIC Trust, Series 2011-R1, Class A6 , 2.672%, 7/25/2026	1,794,614	1,837,024
GMAC Mortgage Servicer Advance Funding Co. Ltd., Series 2011-1A, Class A6 , 3.72%, 3/15/2023	520,000	518,700
Hertz Vehicle Financing LLC, Series 2009-2A, Class A2[6] , 5.29%, 3/25/2016	335,000	367,297

22

Investment Portfolio - January 31, 2012

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	PRINCIPAL AMOUNT	VALUE

ASSET-BACKED SECURITIES (continued)

Hertz Vehicle Financing LLC, Series 2010-1A, Class A2[6] , 3.74%, 2/25/2017	$ 690,000	$730,784

TOTAL ASSET-BACKED SECURITIES (Identified Cost $3,339,172)		3,453,805

COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.06%

Americold LLC Trust, Series 2010-ARTA, Class A1[6] , 3.847%, 1/14/2029	382,118	400,864
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-2, Class A4[7] , 5.732%, 5/10/2045	1,005,000	1,143,470
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-4, Class A4, 5.634%, 7/10/2046	1,130,000	1,269,504
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR9, Class A4A, 4.871%, 9/11/2042	1,090,000	1,197,453
Bear Stearns Commercial Mortgage Securities, Series 2006-PW12, Class A4[7] , 5.719%, 9/11/2038	765,000	871,101
Bear Stearns Commercial Mortgage Securities, Series 2006-PW13, Class A4, 5.54%, 9/11/2041	1,155,000	1,309,638
CFCRE Commercial Mortgage Trust, Series 2011-C1, Class A2[6] , 3.759%, 4/15/2044	540,000	570,459
Citigroup - Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A4[7] , 5.226%, 7/15/2044	1,060,000	1,180,167
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A3[7] , 5.73%, 3/15/2049	160,000	181,979
Commercial Mortgage Pass-Through Certificates, Series 2006-C7, Class A4[7] , 5.75%, 6/10/2046	225,000	253,807
Commercial Mortgage Pass-Through Certificates, Series 2010-C1, Class A1[6] , 3.156%, 7/10/2046	409,589	424,388
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1[6] , 3.742%, 11/10/2046	544,471	576,717
FREMF Mortgage Trust, Series 2011-K701, Class B6,7 , 4.437%, 7/25/2048	750,000	708,247
FREMF Mortgage Trust, Series 2011-K702, Class B6,7 , 4.936%, 4/25/2044	885,000	853,522
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4[7] , 5.881%, 7/10/2038	600,000	680,176
GS Mortgage Securities Corp. II, Series 2010-C2, Class A1[6] , 3.849%, 12/10/2043	1,046,750	1,108,881
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CB13, Class A4[7] , 5.278%, 1/12/2043	1,750,000	1,892,870
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A4[7] , 5.206%, 12/15/2044	475,000	531,900
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A4[7] , 5.871%, 4/15/2045	1,670,000	1,900,814
LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class A4[7] , 5.874%, 6/15/2038	925,000	1,053,924
LSTAR Commercial Mortgage Trust, Series 2011-1, Class A6 , 3.913%, 6/25/2043	790,154	803,122
Merrill Lynch - Countrywide Commercial Mortgage Trust, Series 2006-3, Class A4[7] , 5.414%, 7/12/2046	175,000	194,998
Morgan Stanley Capital I, Series 2005-HQ7, Class A4[7] , 5.201%, 11/14/2042	125,000	139,302
Morgan Stanley Capital I, Series 2005-IQ10, Class A4A7 , 5.23%, 9/15/2042	425,000	472,280
Morgan Stanley Capital I, Series 2011-C1, Class A2[6] , 3.884%, 9/15/2047	800,000	853,492
OBP Depositor LLC Trust, Series 2010-OBP, Class A6 , 4.646%, 7/15/2045	115,000	129,909

23

Investment Portfolio - January 31, 2012

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	PRINCIPAL AMOUNT	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Vornado DP LLC, Series 2010-VNO, Class A2FX6 , 4.004%, 9/13/2028	$ 350,000	$378,855
Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class A4[7] , 5.204%, 10/15/2044	625,000	691,629
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A4[7] , 5.736%, 5/15/2043	215,000	243,234
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class A3[7] , 6.011%, 6/15/2045	850,000	975,356
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2[6] , 4.393%, 11/15/2043	545,000	598,949
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A2[6] , 3.791%, 2/15/2044 .	940,000	996,592

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Identified Cost $23,694,871)		24,587,599

FOREIGN GOVERNMENT BONDS - 2.71%

Hellenic Republic Government Bond (Greece), 6.00%, 7/19/2019	EUR 980,000	273,414
Province of British Columbia Canada (Canada), 2.85%, 6/15/2015	$ 3,800,000	4,048,034
Province of Manitoba Canada (Canada), 2.625%, 7/15/2015	1,000,000	1,055,236
Province of Manitoba Canada, Series FH (Canada), 4.90%, 12/6/2016	2,250,000	2,616,102
Province of New Brunswick Canada (Canada), 5.20%, 2/21/2017	3,800,000	4,489,229
Province of Nova Scotia Canada (Canada), 5.125%, 1/26/2017	2,000,000	2,348,860
Province of Ontario Canada (Canada), 2.30%, 5/10/2016	7,600,000	7,911,030
Province of Quebec Canada (Canada), 5.125%, 11/14/2016	6,900,000	8,050,941
Republic of Italy (Italy), 2.125%, 10/5/2012	1,445,000	1,438,516

TOTAL FOREIGN GOVERNMENT BONDS (Identified Cost $32,945,760)		32,231,362

U.S. GOVERNMENT AGENCIES - 18.07%

Mortgage-Backed Securities - 9.16%
Fannie Mae, Pool #888468, 5.50%, 9/1/2021	3,204,218	3,494,462
Fannie Mae, Pool #995233, 5.50%, 10/1/2021	215,061	234,676
Fannie Mae, Pool #888017, 6.00%, 11/1/2021	267,645	288,321
Fannie Mae, Pool #995329, 5.50%, 12/1/2021	1,950,322	2,126,986
Fannie Mae, Pool #888136, 6.00%, 12/1/2021	343,730	370,284
Fannie Mae, Pool #888810, 5.50%, 11/1/2022	3,477,939	3,792,978
Fannie Mae, Pool #AD0462, 5.50%, 10/1/2024	205,342	223,450
Fannie Mae, Pool #745418, 5.50%, 4/1/2036	5,862,080	6,394,133
Fannie Mae, Pool #888021, 6.00%, 12/1/2036	1,138,940	1,254,602
Fannie Mae, Pool #909786, 5.50%, 3/1/2037	1,706,250	1,857,646
Fannie Mae, Pool #889575, 6.00%, 6/1/2038	2,797,641	3,078,252
Fannie Mae, Pool #995196, 6.00%, 7/1/2038	11,877,662	13,083,871
Fannie Mae, Pool #AD0220, 6.00%, 10/1/2038	543,620	598,826
Fannie Mae, Pool #AD0258, 5.50%, 3/1/2039	3,625,805	3,947,525

24

Investment Portfolio - January 31, 2012

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	PRINCIPAL AMOUNT	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae, Pool #AA7681, 4.50%, 6/1/2039	$ 5,300,953	$5,671,606
Fannie Mae, Pool #AD0527, 5.50%, 6/1/2039	1,417,181	1,542,929
Fannie Mae, Pool #MA0258, 4.50%, 12/1/2039	5,889,031	6,300,803
Fannie Mae, Pool #AE0061, 6.00%, 2/1/2040	6,156,282	6,780,092
Fannie Mae, Pool #AE0951, 4.50%, 2/1/2041	3,630,490	3,884,341
Fannie Mae, Pool #AH9054, 4.50%, 4/1/2041	1,341,940	1,435,771
Fannie Mae, Pool #AI2468, 4.50%, 5/1/2041	820,757	878,146
Fannie Mae, Pool #AL0160, 4.50%, 5/1/2041	3,489,501	3,733,494
Fannie Mae, Pool #AJ1415, 4.50%, 9/1/2041	855,277	915,079
Fannie Mae, Pool #AD0207, 6.00%, 10/1/2038	1,586,684	1,746,329
Freddie Mac, Pool #G11850, 5.50%, 7/1/2020	1,110,767	1,207,564
Freddie Mac, Pool #G12610, 6.00%, 3/1/2022	344,464	370,743
Freddie Mac, Pool #G12655, 6.00%, 5/1/2022	235,994	253,998
Freddie Mac, Pool #G12988, 6.00%, 1/1/2023	195,401	210,186
Freddie Mac, Pool #G13078, 6.00%, 3/1/2023	343,551	369,761
Freddie Mac, Pool #G13331, 5.50%, 10/1/2023	171,281	185,565
Freddie Mac, Pool #G03332, 6.00%, 10/1/2037	725,408	797,368
Freddie Mac, Pool #G03696, 5.50%, 1/1/2038	1,369,349	1,487,001
Freddie Mac, Pool #G03926, 6.00%, 2/1/2038	3,706,951	4,074,678
Freddie Mac, Pool #G04731, 5.50%, 4/1/2038	3,345,368	3,632,796
Freddie Mac, Pool #G08273, 5.50%, 6/1/2038	3,342,250	3,628,365
Freddie Mac, Pool #G05671, 5.50%, 8/1/2038	2,547,877	2,767,581
Freddie Mac, Pool #A86522, 4.50%, 5/1/2039	7,868,658	8,379,736
Freddie Mac, Pool #G06021, 5.50%, 1/1/2040	1,800,466	1,955,159
Freddie Mac, Pool #G05923, 5.50%, 2/1/2040	1,773,264	1,925,619
Freddie Mac, Pool #G05900, 6.00%, 3/1/2040	2,322,594	2,552,994
Freddie Mac, Pool #G05906, 6.00%, 4/1/2040	1,456,240	1,600,698
GNMA, Pool #286310, 9.00%, 2/15/2020	998	1,048
GNMA, Pool #263096, 9.50%, 3/15/2020	1,580	1,618

Total Mortgage-Backed Securities (Identified Cost $107,734,384)		109,037,080

Other Agencies - 8.91%
Fannie Mae, 1.625%, 10/26/2015	26,930,000	27,878,528
Fannie Mae, 5.25%, 9/15/2016	17,000,000	20,265,173
Fannie Mae, 1.375%, 11/15/2016	6,000,000	6,128,460
Fannie Mae, 6.25%, 5/15/2029	980,000	1,380,939
Fannie Mae, 7.25%, 5/15/2030	882,000	1,383,401
Fannie Mae, 6.625%, 11/15/2030	932,000	1,386,881
Federal Home Loan Bank, 1.375%, 5/28/2014	8,735,000	8,945,050
Freddie Mac, 2.875%, 2/9/2015	20,000,000	21,349,740
Freddie Mac, 2.375%, 1/13/2022	14,330,000	14,489,493
Freddie Mac, 6.75%, 3/15/2031	920,000	1,387,825

25

Investment Portfolio - January 31, 2012

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	PRINCIPAL AMOUNT/ SHARES	VALUE
U.S. GOVERNMENT AGENCIES (continued)
Other Agencies (continued)
Freddie Mac, 6.25%, 7/15/2032	$1,020,000	$1,477,614

Total Other Agencies (Identified Cost $103,373,982)		106,073,104

TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $211,108,366)		215,110,184

SHORT-TERM INVESTMENTS - 3.85%
Dreyfus Cash Management, Inc. - Institutional Shares[9] , 0.09%, (Identified Cost $45,894,947)	45,894,947	45,894,947

TOTAL INVESTMENTS - 100.97% (Identified Cost $1,147,514,711)		1,202,237,747
LIABILITIES, LESS OTHER ASSETS - (0.97%)		(11,573,952)

NET ASSETS - 100%		$1,190,663,795

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS OPEN AT JANUARY 31, 2012[10] :
SETTLEMENT DATE	CONTRACTS TO DELIVER	IN EXCHANGE FOR	CONTRACTS AT VALUE	UNREALIZED DEPRECIATION
2/23/2012	EUR 245,000	$315,798	$320,484	$(4,686)

ADR - American Depository Receipt

EUR - Euro Currency

NVDR - Non-Voting Depository Receipt

*Non-income producing security

*Less than 0.01%

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Traded on Canadian exchange.

3Traded on Hong Kong exchange.

4Latest quoted sales price is not available and the latest quoted bid price was used to value the security.

5The rate shown is fixed as of January 31, 2012; the rate becomes floating, based on LIBOR plus a spread, at dates ranging from 2013 to 2018.

6Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under rule 144A and have been determined to be liquid. These securities amount to $98,314,809, or 8.26%, of the Series’ net assets as of January 31, 2012.

7The coupon rate is floating and is the effective rate as of January 31, 2012.

8Represents a step-up bond that pays initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current coupon as of January 31, 2012.

9Rate shown is the current yield as of January 31, 2012.

10The counterparty for all forward foreign currency exchange contracts is the Bank of New York Mellon Corp.

26

Investment Portfolio - January 31, 2012

(unaudited)

Federal Tax Information:

On January 31, 2012, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$1,148,244,415
Unrealized appreciation	80,004,091
Unrealized depreciation	(26,010,759)

Net unrealized appreciation	$53,993,332

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to their fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2012 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities*:
Consumer Discretionary	$92,070,484	$85,287,469	$6,783,015	$—
Consumer Staples	54,845,672	32,570,714	22,274,958	—
Energy	39,752,204	38,598,234	1,153,970	—
Financials	74,687,397	67,357,795	7,329,602	—
Health Care	71,913,518	62,814,081	9,099,437	—
Industrials	47,989,022	42,806,509	5,182,513	—
Information Technology	113,335,028	103,466,185	9,868,843	—
Materials	27,507,088	20,415,342	7,091,746	—
Telecommunication Services	10,849,979	1,329,646	9,520,333	—
Utilities	912,804	295,180	617,624	—
Preferred securities:
Consumer Staples	108,744	—	108,744	—
Financials	4,427,751	1,778,198	2,649,553	—
Debt securities:
U.S. Treasury and other U.S. Government agencies	246,410,885	—	246,410,885	—
Corporate debt:				—
Consumer Discretionary	35,800,837	—	35,800,837	—
Consumer Staples	4,159,861	—	4,159,861	—
Energy	21,985,248	—	21,985,248	—
Financials	146,207,003	—	146,207,003	—
Health Care	15,511,462	—	15,511,462	—
Industrials	35,560,483	—	35,560,483	—
Information Technology	7,892,317	—	7,892,317	—
Materials	23,633,318	—	23,633,318	—
Telecommunication Services	10,049,815	—	10,049,815	—
Utilities	4,012,745	—	4,012,745	—
Convertible corporate debt:				—
Financials	961,125	—	961,125	—
Health Care	405,150	—	405,150	—

27

Investment Portfolio - January 31, 2012

(unaudited)

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Information Technology	356,362	—	356,362	—
Materials	641,900	—	641,900	—
Asset-backed securities	3,453,805	—	3,453,805	—
Commercial mortgage-backed securities	24,587,599	—	24,587,599	—
Foreign Government bonds	32,231,362	—	32,231,362	—
Mutual funds	49,976,779	49,976,779	—	—

Total assets	1,202,237,747	506,696,132	695,541,615	—

Liabilities:
Other financial instruments**	(4,686)	—	(4,686)	—

Total liabilities	(4,686)	—	(4,686)	—

Total	$1,202,233,061	$506,696,132	$695,536,929	$—

*Includes common stock, warrants and rights. Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

**Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

There were no Level 3 securities held by the Series as of October 31, 2011 or January 31, 2012.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended January 31, 2012.

Recent Accounting Standard

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011-04, “Fair Value Measurements (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs” (“ASU 2011-04”). ASU 2011-04 clarifies the application of existing fair value measurement requirements, changes certain principles related to measuring fair value, and requires additional disclosures about fair value measurements.

Required disclosures are expanded under the new guidance, especially for fair value measurements that are categorized within Level 3 of the fair value hierarchy, for which quantitative information about the unobservable inputs used, and a narrative description of the valuation processes in place and sensitivity of recurring Level 3 measurements to changes in unobservable inputs will be required.

ASU 2011-04 is effective for interim and annual periods beginning after December 15, 2011 and is to be applied prospectively. Management is currently assessing the impact of this guidance, but does not expect it to have a material impact on the Series’ financial statements.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

28

Investment Portfolio - January 31, 2012

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES	VALUE

COMMON STOCKS - 57.97%
Consumer Discretionary - 10.29%
Auto Components - 0.10%
Halla Climate Control Corp. (South Korea)[1]	12,700	$241,679
Hankook Tire Co. Ltd. (South Korea)[1]	17,860	712,303
Mando Corp. (South Korea)[1]	1,500	242,782

		1,196,764

Automobiles - 0.64%
Hyundai Motor Co. (South Korea)[1]	1,300	255,368
Suzuki Motor Corp. (Japan)[1]	13,300	303,979
Tesla Motors, Inc.*	12,170	353,782
Toyota Motor Corp. (Japan)[1]	7,200	265,554
Toyota Motor Corp. - ADR (Japan)	83,180	6,112,066
Yamaha Motor Co. Ltd. (Japan)[1]	34,000	451,292

		7,742,041

Distributors - 0.03%
Inchcape plc (United Kingdom)[1]	62,340	335,508

Diversified Consumer Services - 0.07%
Anhanguera Educacional Participacoes S.A. (Brazil)	28,790	387,228
Capella Education Co.*	5,700	241,281
Grand Canyon Education, Inc.*	10,720	179,882

		808,391

Hotels, Restaurants & Leisure - 1.07%
Accor S.A. (France)[1]	37,760	1,150,180
Carnival Corp.	335,950	10,145,690
Ctrip.com International Ltd. - ADR (China)*	27,350	685,117
Hyatt Hotels Corp. - Class A*	8,620	367,384
Intercontinental Hotels Group plc (United Kingdom)[1]	20,970	427,625
TUI Travel plc (United Kingdom)[1]	56,260	169,886

		12,945,882

Household Durables - 0.19%
Corporacion Geo S.A.B. de C.V. - Class B (Mexico)*	63,860	100,831
DR Horton, Inc.	25,760	358,579
Lennar Corp. - Class A	26,820	576,362
LG Electronics, Inc. (South Korea)[1]	3,410	250,774
NVR, Inc.*	490	339,693
Rodobens Negocios Imobiliarios S.A. (Brazil)	50,510	309,327
Toll Brothers, Inc.*	16,080	350,705

		2,286,271

Internet & Catalog Retail - 0.80%
Amazon.com, Inc.*	47,380	9,212,567
Blue Nile, Inc.*	2,620	105,717

1

Investment Portfolio - January 31, 2012

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Consumer Discretionary (continued)
Internet & Catalog Retail (continued)
Ocado Group plc (United Kingdom)*[1]	268,930	$369,603

		9,687,887

Media - 7.10%
AMC Networks, Inc. - Class A*	225,220	9,630,407
DIRECTV - Class A*	244,790	11,017,998
Grupo Televisa S.A. - ADR (Mexico)	27,220	536,778
Imax Corp. (Canada)*	29,990	621,093
Liberty Global, Inc. - Class A*	163,460	7,499,545
Mediaset Espana Comunicacion S.A. (Spain)[1]	128,620	753,322
News Corp. - Class A	534,430	10,063,317
Reed Elsevier plc - ADR (United Kingdom)	7,379	244,466
Societe Television Francaise 1 (France)[1]	47,150	520,323
Time Warner, Inc.	549,500	20,364,470
Virgin Media, Inc. - ADR (United Kingdom)	519,110	12,375,582
The Walt Disney Co.	297,660	11,578,974
Wolters Kluwer N.V. (Netherlands)[1]	9,795	177,947
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A. (Portugal)[1]	161,000	518,295

		85,902,517

Multiline Retail - 0.05%
Marks & Spencer Group plc (United Kingdom)[1]	52,450	270,570
PPR (France)[1]	2,230	352,134

		622,704

Specialty Retail - 0.21%
Belle International Holdings Ltd. (Hong Kong)[1]	153,000	248,102
Chico’s FAS, Inc.	16,900	193,336
Dick’s Sporting Goods, Inc.	14,770	608,672
The Finish Line, Inc. - Class A	12,670	267,971
Group 1 Automotive, Inc.	3,980	212,293
Inditex S.A. (Spain)[1]	2,600	227,204
KOMERI Co. Ltd. (Japan)[1]	7,100	218,503
Penske Automotive Group, Inc.	8,000	179,040
Select Comfort Corp.*	10,500	263,340
Sonic Automotive, Inc. - Class A	11,430	178,194

		2,596,655

Textiles, Apparel & Luxury Goods - 0.03%
Adidas AG (Germany)[1]	5,220	377,161

Total Consumer Discretionary		124,501,781

Consumer Staples - 6.22%
Beverages - 1.87%
Anheuser-Busch InBev N.V. (Belgium)[1]	201,810	12,270,225

2

Investment Portfolio - January 31, 2012

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Consumer Staples (continued)
Beverages (continued)
The Boston Beer Co., Inc. - Class A*	2,840	$284,142
C&C Group plc (Ireland)[1]	57,090	234,948
Cia Cervecerias Unidas S.A. - ADR (Chile)	4,870	305,154
The Coca-Cola Co.	118,120	7,976,644
Diageo plc (United Kingdom)[1]	31,790	703,636
Heckmann Corp.*	49,000	250,390
Heineken N.V. (Netherlands)[1]	6,220	287,929
Kirin Holdings Co. Ltd. (Japan)[1]	21,000	258,399

		22,571,467

Food & Staples Retailing - 1.04%
Carrefour S.A. (France)[1]	29,020	664,401
Casino Guichard-Perrachon S.A. (France)[1]	3,380	301,180
Distribuidora Internacional de Alimentacion S.A. (Spain)*[1]	73,750	341,391
Koninklijke Ahold N.V. (Netherlands)[1]	40,390	535,978
The Kroger Co.	394,730	9,378,785
SUPERVALU, Inc.	33,330	230,310
Tesco plc (United Kingdom)[1]	229,210	1,155,800

		12,607,845

Food Products - 3.17%
Barry Callebaut AG (Switzerland)[1]	500	470,776
China Yurun Food Group Ltd. (China)[1]	89,000	147,174
Cosan S.A. Industria e Comercio (Brazil)	7,560	122,322
Danone (France)[1]	17,500	1,082,629
Flowers Foods, Inc.	11,340	219,429
Kraft Foods, Inc. - Class A	327,700	12,550,910
M Dias Branco S.A. (Brazil)	6,800	180,119
Nestle S.A. (Switzerland)[1]	176,920	10,152,388
Suedzucker AG (Germany)[1]	7,300	216,086
Unilever plc - ADR (United Kingdom)	408,105	13,218,521

		38,360,354

Household Products - 0.08%
Reckitt Benckiser Group plc (United Kingdom)[1]	18,500	985,547

Personal Products - 0.06%
Beiersdorf AG (Germany)[1]	2,630	158,182
Kao Corp. (Japan)[1]	3,000	79,079
Natura Cosmeticos S.A. (Brazil)	18,800	402,642

		639,903

Total Consumer Staples		75,165,116

3

Investment Portfolio - January 31, 2012

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Energy - 4.47%
Energy Equipment & Services - 2.77%
Baker Hughes, Inc.	216,610	$10,642,049
Calfrac Well Services Ltd. (Canada)	13,400	346,660
Compagnie Generale de Geophysique - Veritas (CGG - Veritas) (France)*[1]	16,800	470,221
ION Geophysical Corp.*	24,000	178,320
Key Energy Services, Inc.*	15,990	231,535
Petroleum Geo-Services ASA (Norway)*[1]	21,000	269,762
Schlumberger Ltd.	161,380	12,130,935
Trican Well Service Ltd. (Canada)	50,350	837,577
Weatherford International Ltd. - ADR (Switzerland)*	501,070	8,387,912

		33,494,971

Oil, Gas & Consumable Fuels - 1.70%
Cameco Corp. (Canada)	23,120	538,002
Hess Corp.	302,290	17,018,927
Pacific Rubiales Energy Corp. (Canada)	12,500	314,526
Paladin Energy Ltd. (Australia)*[2]	187,520	364,679
Petroleo Brasileiro S.A. - ADR (Brazil)	20,640	576,475
Repsol YPF S.A. (Spain)[1]	6,190	170,685
Royal Dutch Shell plc - Class B (Netherlands)[1]	9,249	338,023
Royal Dutch Shell plc - Class B - ADR (Netherlands)	9,190	673,995
Talisman Energy, Inc. (Canada)	24,520	292,959
Total S.A. (France)[1]	5,670	300,519

		20,588,790

Total Energy		54,083,761

Financials - 7.88%
Capital Markets - 1.25%
The Charles Schwab Corp.	1,239,500	14,440,175
Daiwa Securities Group, Inc. (Japan)[1]	6,000	21,619
Deutsche Bank AG (Germany)[1]	5,590	238,180
Evercore Partners, Inc. - Class A	6,150	173,368
Greenhill & Co., Inc.	2,140	99,638
Lazard Ltd. - Class A - ADR (Bermuda)	4,820	138,430

		15,111,410

Commercial Banks - 0.65%
Banco Bilbao Vizcaya Argentaria S.A. - ADR (Spain)	35,280	309,053
Banco Santander S.A. (Spain)[1]	31,900	249,103
Banco Santander S.A. - ADR (Spain)	92,460	728,585
Barclays plc (United Kingdom)[1]	76,340	255,972
BNP Paribas S.A. (France)[1]	20,100	854,937
CIT Group, Inc.*	10,900	415,726
Credit Agricole S.A. (France)[1]	49,050	303,112

4

Investment Portfolio - January 31, 2012

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Financials (continued)
Commercial Banks (continued)
First Commonwealth Financial Corp.	149,370	$827,510
Hong Leong Financial Group Berhad (Malaysia)[1]	99,200	386,840
HSBC Holdings plc (United Kingdom)[1]	40,950	342,141
HSBC Holdings plc - ADR (United Kingdom)	13,282	555,586
ICICI Bank Ltd. - ADR (India)	14,660	530,839
Societe Generale S.A. (France)[1]	8,110	216,804
Standard Chartered plc (United Kingdom)[1]	12,880	311,281
U.S. Bancorp	28,350	800,037
Wells Fargo & Co.	24,230	707,758

		7,795,284

Consumer Finance - 1.82%
American Express Co.	164,390	8,242,515
Discover Financial Services	506,570	13,768,573

		22,011,088

Diversified Financial Services - 1.03%
CME Group, Inc.	3,000	718,530
Deutsche Boerse AG (Germany)*[1]	15,620	922,434
ING Groep N.V. (Netherlands)*[1]	4,650	42,425
JPMorgan Chase & Co.	17,065	636,525
JSE Ltd. (South Africa)[1]	120,800	1,182,068
Moody’s Corp.	241,460	8,989,556

		12,491,538

Insurance - 0.40%
Allianz SE (Germany)[1]	9,660	1,064,891
The Allstate Corp.	24,610	709,998
AXA S.A. (France)[1]	4,550	69,281
Brasil Insurance Participacoes e Administracao S.A. (Brazil)	43,700	495,227
Mapfre S.A. (Spain)[1]	366,670	1,221,201
Muenchener Rueckversicherungs AG (MunichRe) (Germany)[1]	3,955	515,758
Zurich Financial Services AG (Switzerland)[1]	2,910	700,348

		4,776,704

Real Estate Investment Trusts (REITS) - 2.69%
Alexandria Real Estate Equities, Inc.	32,410	2,346,808
Alstria Office REIT AG (Germany)[1]	53,410	637,425
American Assets Trust, Inc.	13,520	299,333
American Campus Communities, Inc.	16,140	690,792
Apartment Investment & Management Co. - Class A	14,030	344,577
Associated Estates Realty Corp.	6,030	100,761
AvalonBay Communities, Inc.	2,220	301,942
BioMed Realty Trust, Inc.	175,180	3,253,093

5

Investment Portfolio - January 31, 2012

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Financials (continued)
Real Estate Investment Trusts (REITS) (continued)
Boston Properties, Inc.	8,960	$932,288
Camden Property Trust	6,960	448,920
CBL & Associates Properties, Inc.	16,700	290,079
Cedar Realty Trust, Inc.	16,240	81,038
Coresite Realty Corp.	19,780	396,589
Corporate Office Properties Trust	131,880	3,195,452
CubeSmart	34,780	395,796
DiamondRock Hospitality Co.	22,400	236,096
Digital Realty Trust, Inc.	52,720	3,735,739
DuPont Fabros Technology, Inc.	139,280	3,551,640
Education Realty Trust, Inc.	37,860	405,102
Equity Lifestyle Properties, Inc.	4,240	297,394
Equity One, Inc.	5,040	95,004
Equity Residential	4,840	288,222
General Growth Properties, Inc.	24,930	393,395
HCP, Inc.	14,780	621,203
Health Care REIT, Inc.	10,660	609,859
Healthcare Realty Trust, Inc.	10,870	229,031
Home Properties, Inc.	11,420	680,404
Host Hotels & Resorts, Inc.	53,424	877,222
Kilroy Realty Corp.	6,180	257,273
Kimco Realty Corp.	19,370	353,503
LTC Properties, Inc.	4,080	130,356
The Macerich Co.	2,230	121,089
Mack-Cali Realty Corp.	12,420	357,199
Mid-America Apartment Communities, Inc.	9,683	618,937
National Retail Properties, Inc.	7,710	208,247
Pebblebrook Hotel Trust	47,440	1,052,219
Potlatch Corp.	3,550	108,346
ProLogis, Inc.	4,090	129,694
Public Storage	2,660	369,368
Realty Income Corp.	6,000	218,400
Simon Property Group, Inc.	8,150	1,107,259
Sovran Self Storage, Inc.	13,360	621,507
Tanger Factory Outlet Centers	4,410	130,095
Taubman Centers, Inc.	1,900	127,357
UDR, Inc.	34,330	893,267

		32,539,320

Real Estate Management & Development - 0.02%
Forest City Enterprises, Inc. - Class A*	19,060	250,258

6

Investment Portfolio - January 31, 2012

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Financials (continued)
Real Estate Management & Development (continued)
Thomas Properties Group, Inc.	12,980	$41,666

		291,924

Thrifts & Mortgage Finance - 0.02%
Aareal Bank AG (Germany)*[1]	11,235	256,907

Total Financials		95,274,175

Health Care - 7.00%
Biotechnology - 0.50%
BioMarin Pharmaceutical, Inc.*	29,020	1,035,143
Dendreon Corp.*	151,160	2,052,753
Exact Sciences Corp.*	100,790	941,379
Myriad Genetics, Inc.*	86,120	2,037,599

		6,066,874

Health Care Equipment & Supplies - 2.13%
Abaxis, Inc.*	33,980	920,178
Alere, Inc.*	56,400	1,362,060
Becton, Dickinson and Co.	102,320	8,022,911
BioMerieux (France)[1]	12,810	1,078,812
Boston Scientific Corp.*	1,222,400	7,285,504
DexCom, Inc.*	71,455	783,861
HeartWare International, Inc.*	16,170	1,119,449
Insulet Corp.*	71,690	1,395,804
Mindray Medical International Ltd. - ADR (China)	15,040	447,590
Neogen Corp.*	7,600	247,532
Quidel Corp.*	57,390	820,677
Sirona Dental Systems, Inc.*	16,780	811,313
Straumann Holding AG (Switzerland)[1]	4,169	751,178
Thoratec Corp.*	22,320	656,208

		25,703,077

Health Care Providers & Services - 0.32%
Amil Participacoes S.A. (Brazil)	40,950	409,922
Bumrungrad Hospital Public Co. Ltd. - NVDR (Thailand)[1]	125,000	190,701
China Cord Blood Corp. - ADR (Hong Kong)*	105,000	265,650
Odontoprev S.A. (Brazil)	53,210	889,270
Sonic Healthcare Ltd. (Australia)[1]	177,490	2,116,931

		3,872,474

Health Care Technology - 1.55%
Allscripts Healthcare Solutions, Inc.*	393,280	7,519,514
Cerner Corp.*	168,226	10,243,281

7

Investment Portfolio - January 31, 2012

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Health Care (continued)
Health Care Technology (continued)
Computer Programs & Systems, Inc.	15,900	$910,275

		18,673,070

Life Sciences Tools & Services - 1.75%
Lonza Group AG (Switzerland)[1]	14,210	769,698
Luminex Corp.*	37,100	730,870
QIAGEN N.V. (Netherlands)*[1]	15,390	251,373
QIAGEN N.V. - ADR (Netherlands)*	698,669	11,304,464
Sequenom, Inc.*	167,250	720,847
Waters Corp.*	69,800	6,042,586
WuXi PharmaTech (Cayman), Inc. - ADR (China)*	102,470	1,391,543

		21,211,381

Pharmaceuticals - 0.75%
Allergan, Inc.	9,810	862,397
AstraZeneca plc (United Kingdom)[1]	2,540	122,334
AstraZeneca plc - ADR (United Kingdom)	16,540	796,401
Bayer AG (Germany)[1]	13,685	961,324
Dr. Reddy’s Laboratories Ltd. - ADR (India)	13,600	464,440
GlaxoSmithKline plc (United Kingdom)[1]	16,925	376,475
Green Cross Corp. (South Korea)[1]	7,130	906,643
Hikma Pharmaceuticals plc (United Kingdom)[1]	92,840	1,051,709
Novo Nordisk A/S - Class B (Denmark)[1]	3,250	386,193
Optimer Pharmaceuticals, Inc.*	71,920	932,802
Sanofi (France)[1]	2,170	160,889
Santen Pharmaceutical Co. Ltd. (Japan)[1]	3,700	151,908
Shire plc (Ireland)[1]	21,165	702,612
Takeda Pharmaceutical Co. Ltd. (Japan)[1]	3,000	130,424
UCB S.A. (Belgium)[1]	26,170	1,065,982

		9,072,533

Total Health Care		84,599,409

Industrials - 5.25%
Aerospace & Defense - 0.02%
European Aeronautic Defence and Space Co. N.V. (Netherlands)[1]	8,720	293,189

Air Freight & Logistics - 1.67%
FedEx Corp.	86,180	7,884,608
PostNL N.V. (Netherlands)[1]	31,330	126,409
TNT Express N.V. (Netherlands)[1]	31,330	263,105
United Parcel Service, Inc. - Class B	158,305	11,975,773

		20,249,895

Airlines - 1.26%
Copa Holdings S.A. - ADR - Class A (Panama)	11,400	776,796

8

Investment Portfolio - January 31, 2012

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Industrials (continued)
Airlines (continued)
Deutsche Lufthansa AG (Germany)[1]	19,235	$267,085
Ryanair Holdings plc - ADR (Ireland)*	28,480	955,219
Southwest Airlines Co.	1,259,845	12,069,315
Spirit Airlines, Inc.*	17,500	293,825
US Airways Group, Inc.*	99,040	835,898

		15,198,138

Commercial Services & Supplies - 0.13%
Edenred (France)[1]	25,980	631,918
Interface, Inc. - Class A	6,620	87,980
Ritchie Bros. Auctioneers, Inc. (Canada)	13,100	308,505
Tomra Systems ASA (Norway)[1]	65,630	480,322

		1,508,725

Construction & Engineering - 0.01%
MYR Group, Inc.*	6,860	137,063

Electrical Equipment - 0.16%
ABB Ltd. (Asea Brown Boveri) - ADR (Switzerland)	12,520	260,792
Acuity Brands, Inc.	2,880	167,702
Alstom S.A. (France)[1]	11,070	423,982
Nexans S.A. (France)[1]	2,200	136,923
Polypore International, Inc.*	7,390	281,411
Prysmian S.p.A. (Italy)[1]	20,340	306,168
Schneider Electric S.A. (France)[1]	5,520	343,691

		1,920,669

Industrial Conglomerates - 0.10%
Siemens AG (Germany)[1]	12,280	1,159,673

Machinery - 1.08%
AGCO Corp.*	6,400	325,952
Astec Industries, Inc.*	3,280	110,930
FANUC Corp. (Japan)[1]	7,000	1,178,573
Flowserve Corp.	83,360	9,183,771
Graham Corp.	5,190	113,246
Pall Corp.	5,650	337,192
Pentair, Inc.	8,300	305,606
Titan International, Inc.	11,080	267,471
Wabash National Corp.*	52,230	463,280
Westport Innovations, Inc. - ADR (Canada)*	19,240	800,384

		13,086,405

Marine - 0.04%
Baltic Trading Ltd.	15,120	63,958
D/S Norden (Denmark)[1]	8,840	221,709

9

Investment Portfolio - January 31, 2012

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Industrials (continued)
Marine (continued)
Pacific Basin Shipping Ltd. (Bermuda)[1,3]	77,000	$36,607
Sinotrans Shipping Ltd. (Hong Kong)[1]	433,500	111,590

		433,864

Professional Services - 0.23%
The Advisory Board Co.*	20,620	1,572,894
Qualicorp S.A. (Brazil)*	123,760	1,224,708

		2,797,602

Road & Rail - 0.46%
All America Latina Logistica S.A. (Brazil)	216,770	1,246,874
Knight Transportation, Inc.	14,100	248,301
Norfolk Southern Corp.	49,120	3,546,464
RailAmerica, Inc.*	36,120	539,633

		5,581,272

Transportation Infrastructure - 0.09%
Groupe Eurotunnel S.A. (France)[1]	86,400	713,204
Malaysia Airports Holdings Berhad (Malaysia)[1]	209,870	393,252

		1,106,456

Total Industrials		63,472,951

Information Technology - 12.49%
Communications Equipment - 2.48%
Alcatel-Lucent - ADR (France)*	356,850	620,919
Cisco Systems, Inc.	1,123,205	22,048,514
Infinera Corp.*	192,250	1,372,665
Qualcomm, Inc.	101,860	5,991,405

		30,033,503

Computers & Peripherals - 1.54%
Apple, Inc.*	2,280	1,040,774
EMC Corp.*	663,290	17,086,350
Immersion Corp.*	90,760	510,979

		18,638,103

Electronic Equipment, Instruments & Components - 0.94%
Amphenol Corp. - Class A	8,740	475,718
Corning, Inc.	701,670	9,030,493
Hitachi Ltd. (Japan)[1]	126,000	700,918
Keyence Corp. (Japan)[1]	1,463	365,892
Maxwell Technologies, Inc.*	26,840	549,146
Nippon Electric Glass Co. Ltd. (Japan)[1]	28,000	244,163

		11,366,330

10

Investment Portfolio - January 31, 2012

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Information Technology (continued)
Internet Software & Services - 2.41%
The Active Network, Inc.*	42,500	$632,400
comScore, Inc.*	50,280	1,113,702
Google, Inc. - Class A*	41,850	24,277,604
LogMeIn, Inc.*	7,020	279,607
NHN Corp. (South Korea)*[1]	2,800	527,851
Tencent Holdings Ltd. (China)[1]	41,500	1,013,355
Velti plc - ADR (Ireland)*	142,350	1,245,563

		29,090,082

IT Services - 2.83%
Amadeus IT Holding S.A. - Class A (Spain)[1]	298,250	5,117,024
Amdocs Ltd. - ADR (Guernsey)*	60,120	1,769,933
Cap Gemini S.A. (France)[1]	43,850	1,603,115
Cielo S.A. (Brazil)	36,836	1,097,364
Euronet Worldwide, Inc.*	51,000	936,360
Indra Sistemas S.A. (Spain)[1]	40,270	531,147
MasterCard, Inc. - Class A	29,670	10,549,762
Redecard S.A. (Brazil)	54,820	988,341
Visa, Inc. - Class A	109,040	10,973,786
The Western Union Co	37,500	716,250

		34,283,082

Semiconductors & Semiconductor Equipment - 0.18%
Samsung Electronics Co. Ltd. (South Korea)[1]	600	590,810
Sumco Corp. (Japan)*[1]	61,500	527,721
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	27,422	386,102
Tokyo Electron Ltd. (Japan)[1]	12,000	684,065

		2,188,698

Software - 2.11%
Autodesk, Inc.*	259,205	9,331,380
Aveva Group plc (United Kingdom)[1]	15,390	383,074
CommVault Systems, Inc.*	3,100	145,700
Electronic Arts, Inc.*	672,930	12,496,310
Misys plc (United Kingdom)[1]	39,838	203,056
RealPage, Inc.*	32,190	827,927
SAP AG (Germany)[1]	7,670	463,740
SolarWinds, Inc.*	26,710	844,303
Taleo Corp. - Class A*	21,900	788,619

		25,484,109

Total Information Technology		151,083,907

11

Investment Portfolio - January 31, 2012

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES	VALUE
COMMON STOCKS (continued)
Materials - 3.04%
Chemicals - 2.95%
Arkema S.A. (France)[1]	67	$5,431
BASF SE (Germany)[1]	13,330	1,028,263
Calgon Carbon Corp.*	22,965	375,248
Flotek Industries, Inc.*	13,180	154,733
Johnson Matthey plc (United Kingdom)[1]	25,190	816,271
Linde AG (Germany)[1]	4,170	663,116
Monsanto Co.	327,940	26,907,477
The Scotts Miracle-Gro Co. - Class A	2,670	126,451
Shin-Etsu Chemical Co. Ltd. (Japan)[1]	3,100	161,436
Syngenta AG (Switzerland)[1]	17,960	5,453,990

		35,692,416

Construction Materials - 0.09%
CRH plc (Ireland)[1]	22,520	447,968
Eagle Materials, Inc.	12,480	367,037
Holcim Ltd. (Switzerland)[1]	3,450	197,449

		1,012,454

Total Materials		36,704,870

Telecommunication Services - 1.24%
Diversified Telecommunication Services - 1.14%
France Telecom S.A. (France)[1]	15,090	226,849
Swisscom AG - ADR (Switzerland)[4]	9,800	386,512
Telefonica S.A. - ADR (Spain)	51,840	903,053
Telenor ASA (Norway)[1]	713,370	11,635,919
Telenor ASA - ADR (Norway)[4]	12,530	613,719

		13,766,052

Wireless Telecommunication Services - 0.10%
DiGi.com Berhad (Malaysia)[1]	276,000	359,008
SK Telecom Co. Ltd. - ADR (South Korea)	63,500	889,635

		1,248,643

Total Telecommunication Services		15,014,695

Utilities - 0.09%
Electric Utilities - 0.03%
E.ON AG (Germany)[1]	17,750	380,859

Multi-Utilities - 0.03%
GDF Suez (France)[1]	4,147	112,900
National Grid plc (United Kingdom)[1]	22,535	224,398

		337,298

12

Investment Portfolio - January 31, 2012

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES/ PRINCIPAL AMOUNT	VALUE
COMMON STOCKS (continued)
Utilities (continued)
Water Utilities - 0.03%
Cia de Saneamento de Minas Gerais - Copasa MG (Brazil)	19,030	$421,400

Total Utilities		1,139,557

TOTAL COMMON STOCKS (Identified Cost $653,570,381)		701,040,222

PREFERRED STOCKS - 0.43%
Consumer Staples - 0.01%
Household Products - 0.01%
Henkel AG & Co. KGaA (Germany)[1]	2,420	149,523

Financials - 0.42%
Commercial Banks - 0.18%
PNC Financial Services Group, Inc., Series K (non-cumulative), 8.25%[5]	480	495,604
U.S. Bancorp., Series F, 6.50%	30,400	775,200
Wells Fargo & Co., Series K (non-cumulative), 7.98%[5]	795	860,588

		2,131,392

Diversified Financial Services - 0.15%
Bank of America Corp., Series K (non-cumulative), 8.00%[5]	845	834,767
JPMorgan Chase & Co., Series 1 (non-cumulative), 7.90%[5]	890	964,057

		1,798,824

Real Estate Investment Trusts (REITS) - 0.09%
Public Storage, Series Q, 6.50%	39,780	1,091,563

Total Financials		5,021,779

TOTAL PREFERRED STOCKS (Identified Cost $4,725,016)		5,171,302

CORPORATE BONDS - 18.52%
Convertible Corporate Bonds - 0.22%
Financials - 0.08%
Real Estate Investment Trusts (REITS) - 0.08%
BioMed Realty LP6 , 3.75%, 1/15/2030	$ 850,000	990,250

Health Care - 0.04%
Health Care Equipment & Supplies - 0.04%
Alere, Inc., 3.00%, 5/15/2016	330,000	313,913
Medtronic, Inc., 1.625%, 4/15/2013	140,000	141,925

		455,838

Information Technology - 0.05%
Computers & Peripherals - 0.05%
EMC Corp., 1.75%, 12/1/2013	335,000	555,262

13

Investment Portfolio - January 31, 2012

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	PRINCIPAL AMOUNT	VALUE
CORPORATE BONDS (continued)

Convertible Corporate Bonds (continued)
Materials - 0.05%
Containers & Packaging - 0.05%
Owens-Brockway Glass Container, Inc.[6] , 3.00%, 6/1/2015	$ 660,000	$ 646,800

Total Convertible Corporate Bonds (Identified Cost $2,476,884)		2,648,150

Non-Convertible Corporate Bonds - 18.30%
Consumer Discretionary - 2.41%
Auto Components - 0.05%
UCI International, Inc., 8.625%, 2/15/2019	635,000	642,144

Hotels, Restaurants & Leisure - 0.28%
International Game Technology, 7.50%, 6/15/2019	1,290,000	1,516,654
Wyndham Worldwide Corp., 6.00%, 12/1/2016	795,000	882,126
Yum! Brands, Inc., 3.875%, 11/1/2020	980,000	1,014,618

		3,413,398

Household Durables - 0.15%
Beam, Inc., 5.375%, 1/15/2016	229,000	253,969
Tupperware Brands Corp., 4.75%, 6/1/2021	1,500,000	1,545,053

		1,799,022

Media - 1.12%
Cablevision Systems Corp., 8.625%, 9/15/2017	940,000	1,048,100
Columbus International, Inc. (Barbados)[6] , 11.50%, 11/20/2014	295,000	312,110
DIRECTV Holdings LLC - DIRECTV Financing Co., Inc., 5.20%, 3/15/2020	1,330,000	1,469,310
Discovery Communications LLC, 5.05%, 6/1/2020	1,350,000	1,515,098
Kabel BW GmbH (Germany)[6] , 7.50%, 3/15/2019	595,000	635,163
MDC Partners, Inc. (Canada), 11.00%, 11/1/2016	560,000	604,100
Nara Cable Funding Ltd. (Ireland)[6] , 8.875%, 12/1/2018	695,000	660,250
NBCUniversal Media LLC, 5.15%, 4/30/2020	2,055,000	2,353,760
Sirius XM Radio, Inc.[6] , 9.75%, 9/1/2015	470,000	511,125
Time Warner, Inc., 4.75%, 3/29/2021	1,480,000	1,637,968
Unitymedia Hessen GmbH & Co. KG - Unitymedia NRW GmbH (Germany)[6] , 8.125%, 12/1/2017	865,000	934,200
UPCB Finance III Ltd. (Cayman Islands)[6] , 6.625%, 7/1/2020	1,035,000	1,055,700
UPCB Finance V Ltd. (Cayman Islands)[6] , 7.25%, 11/15/2021	330,000	344,850
XM Satellite Radio, Inc.[6] , 7.625%, 11/1/2018	425,000	455,281

		13,537,015

Multiline Retail - 0.09%
Target Corp., 6.00%, 1/15/2018	845,000	1,038,445

Specialty Retail - 0.56%
Advance Auto Parts, Inc., 4.50%, 1/15/2022	2,000,000	2,079,138
The Home Depot, Inc., 5.40%, 3/1/2016	1,220,000	1,423,785
Lowe’s Companies, Inc., 6.10%, 9/15/2017	850,000	1,038,756

14

Investment Portfolio - January 31, 2012

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	PRINCIPAL AMOUNT	VALUE
CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Specialty Retail (continued)
Rent-A-Center, Inc., 6.625%, 11/15/2020	$ 1,020,000	$1,053,150
Toys R Us Property Co. II LLC, 8.50%, 12/1/2017	1,090,000	1,167,663

		6,762,492

Textiles, Apparel & Luxury Goods - 0.16%
Jones Group - Apparel Group Holdings - Apparel Group USA - Footwear Accessories Retail, 6.875%, 3/15/2019	1,025,000	919,938
VF Corp., 5.95%, 11/1/2017	880,000	1,043,499

		1,963,437

Total Consumer Discretionary		29,155,953

Consumer Staples - 0.31%
Beverages - 0.17%
CEDC Finance Corp. International, Inc.[6] , 9.125%, 12/1/2016	1,000,000	705,000
Constellation Brands, Inc., 7.25%, 9/1/2016	1,010,000	1,133,725
PepsiCo, Inc., 7.90%, 11/1/2018	163,000	222,020

		2,060,745

Food Products - 0.09%
Kraft Foods, Inc., 6.125%, 2/1/2018	895,000	1,069,017

Personal Products - 0.05%
Revlon Consumer Products Corp., 9.75%, 11/15/2015	620,000	663,400

Total Consumer Staples		3,793,162

Energy - 1.25%
Energy Equipment & Services - 0.52%
Baker Hughes, Inc., 7.50%, 11/15/2018	805,000	1,071,791
Calfrac Holdings LP6 , 7.50%, 12/1/2020	1,025,000	1,004,500
Schlumberger Oilfield plc (United Kingdom)[6] , 4.20%, 1/15/2021	400,000	442,922
SESI LLC, 6.375%, 5/1/2019	600,000	622,500
Thermon Industries, Inc., 9.50%, 5/1/2017	676,000	728,390
Trinidad Drilling Ltd. (Canada)[6] , 7.875%, 1/15/2019	665,000	704,900
Weatherford International Ltd. (Switzerland), 9.625%, 3/1/2019	1,245,000	1,667,989

		6,242,992

Oil, Gas & Consumable Fuels - 0.73%
Anadarko Petroleum Corp., 5.95%, 9/15/2016	1,690,000	1,940,215
Arch Western Finance LLC, 6.75%, 7/1/2013	265,000	266,987
Chaparral Energy, Inc., 8.25%, 9/1/2021	680,000	712,300
Chesapeake Oilfield Operating LLC - Chesapeake Oilfield Finance, Inc.[6] , 6.625%, 11/15/2019	685,000	688,425
Coffeyville Resources LLC - Coffeyville Finance, Inc.[6] , 10.875%, 4/1/2017	215,000	240,800
Energy XXI Gulf Coast, Inc., 9.25%, 12/15/2017	800,000	874,000

15

Investment Portfolio - January 31, 2012

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Energy (continued)
Oil, Gas & Consumable Fuels (continued)
Linn Energy LLC - Linn Energy Finance Corp., 7.75%, 2/1/2021	$ 785,000	$ 845,837
Martin Midstream Partners LP - Martin Midstream Finance Corp., 8.875%, 4/1/2018	460,000	476,100
PBF Holding Co. LLC - PBF Finance Corp.[6] , 8.25%, 2/15/2020	695,000	681,100
Shell International Finance B.V. (Netherlands), 4.30%, 9/22/2019	910,000	1,060,741
Targa Resources Partners LP - Targa Resources Partners Finance Corp., 8.25%, 7/1/2016	465,000	490,575
Tesoro Corp., 9.75%, 6/1/2019	495,000	560,587

		8,837,667

Total Energy		15,080,659

Financials - 8.42%
Capital Markets - 2.43%
Barclays Bank plc (United Kingdom)[6] , 2.50%, 9/21/2015	5,370,000	5,333,425
BNP Paribas Home Loan Covered Bonds S.A. (France)[6] , 2.20%, 11/2/2015	5,370,000	5,182,034
Credit Suisse AG (Switzerland)[6] , 2.60%, 5/27/2016	2,995,000	3,058,808
GFI Group, Inc., 8.375%, 7/19/2018	795,000	735,375
Goldman Sachs Capital II7 , 5.793%, 6/1/2043	2,005,000	1,368,413
The Goldman Sachs Group, Inc., 6.15%, 4/1/2018	885,000	954,311
The Goldman Sachs Group, Inc., 5.375%, 3/15/2020	1,510,000	1,531,815
Jefferies Group, Inc., 8.50%, 7/15/2019	2,465,000	2,582,088
Merrill Lynch & Co., Inc., 6.05%, 8/15/2012	4,725,000	4,818,654
Morgan Stanley, 5.55%, 4/27/2017	1,210,000	1,239,036
Morgan Stanley, 7.30%, 5/13/2019	600,000	654,451
Morgan Stanley, 5.75%, 1/25/2021	1,900,000	1,898,123

		29,356,533

Commercial Banks - 3.34%
Bank of Montreal (Canada)[6] , 1.30%, 10/31/2014	2,285,000	2,307,601
Bank of Montreal (Canada)[6] , 2.625%, 1/25/2016	1,845,000	1,943,628
Bank of Nova Scotia (Canada)[6] , 1.45%, 7/26/2013	2,150,000	2,172,640
Bank of Nova Scotia (Canada)[6] , 1.65%, 10/29/2015	5,370,000	5,432,147
Canadian Imperial Bank of Commerce (Canada)[6] , 1.50%, 12/12/2014	1,640,000	1,664,485
Intesa Sanpaolo S.p.A. (Italy)[6] , 6.50%, 2/24/2021	2,065,000	1,905,780
KeyBank National Association, 5.45%, 3/3/2016	1,310,000	1,442,989
Manufacturers & Traders Trust Co., 6.625%, 12/4/2017	1,830,000	2,117,793
National Bank of Canada (Canada)[6] , 2.20%, 10/19/2016	3,120,000	3,200,168
National City Corp., 6.875%, 5/15/2019	1,465,000	1,660,047
PNC Bank National Association, 5.25%, 1/15/2017	1,035,000	1,126,902
Royal Bank of Canada (Canada)[6] , 3.125%, 4/14/2015	4,725,000	4,986,826
Santander Issuances S.A. Unipersonal (Spain)[6] , 5.911%, 6/20/2016	1,900,000	1,681,006
Societe Generale S.A. (France)[6] , 5.75%, 4/20/2016	2,055,000	1,926,760
The Toronto-Dominion Bank (Canada)[6] , 2.20%, 7/29/2015	5,370,000	5,503,208

16

Investment Portfolio - January 31, 2012

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Financials (continued)
Commercial Banks (continued)
Wachovia Corp., 5.25%, 8/1/2014	$1,270,000	$1,364,511

		40,436,491

Consumer Finance - 0.48%
American Express Co., 8.125%, 5/20/2019	1,565,000	2,060,083
American Express Co.[7] , 6.80%, 9/1/2066	930,000	939,300
Credit Acceptance Corp., 9.125%, 2/1/2017	1,340,000	1,410,350
Discover Financial Services, 10.25%, 7/15/2019	1,055,000	1,324,469

		5,734,202

Diversified Financial Services - 0.76%
Bank of America Corp., 5.75%, 8/15/2016	685,000	683,069
Bank of America Corp., 5.65%, 5/1/2018	860,000	879,827
Bank of America Corp., 7.625%, 6/1/2019	1,675,000	1,893,145
Bank of America Corp.[8] , 5.13%, 2/24/2026	970,000	910,406
Citigroup, Inc., 8.50%, 5/22/2019	1,220,000	1,490,628
CNH Capital LLC[6] , 6.25%, 11/1/2016	690,000	738,300
JPMorgan Chase & Co., 6.30%, 4/23/2019	860,000	993,799
JPMorgan Chase & Co., 4.95%, 3/25/2020	1,425,000	1,528,067

		9,117,241

Insurance - 0.19%
American International Group, Inc., 4.25%, 5/15/2013	1,245,000	1,262,058
Fidelity National Financial, Inc., 6.60%, 5/15/2017	530,000	564,068
Hartford Financial Services Group, Inc.[7] , 8.125%, 6/15/2038	495,000	517,275

		2,343,401

Real Estate Investment Trusts (REITS) - 1.22%
BioMed Realty LP, 3.85%, 4/15/2016	1,145,000	1,137,450
Boston Properties LP, 5.875%, 10/15/2019	1,255,000	1,449,640
Camden Property Trust, 5.70%, 5/15/2017	980,000	1,102,684
Digital Realty Trust LP, 5.25%, 3/15/2021	1,870,000	1,910,106
DuPont Fabros Technology LP, 8.50%, 12/15/2017	1,060,000	1,163,350
HCP, Inc., 6.70%, 1/30/2018	1,270,000	1,479,669
Health Care REIT, Inc., 6.20%, 6/1/2016	1,240,000	1,357,085
Mack-Cali Realty LP, 7.75%, 8/15/2019	755,000	923,592
National Retail Properties, Inc., 6.875%, 10/15/2017	650,000	738,648
Simon Property Group LP, 10.35%, 4/1/2019	1,035,000	1,459,306
UDR, Inc., 4.625%, 1/10/2022	1,980,000	2,069,852

		14,791,382

Total Financials		101,779,250

17

Investment Portfolio - January 31, 2012

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Health Care - 0.79%
Health Care Equipment & Supplies - 0.40%
Alere, Inc., 7.875%, 2/1/2016	$735,000	$764,400
Alere, Inc., 9.00%, 5/15/2016	944,000	988,840
CR Bard, Inc., 4.40%, 1/15/2021	925,000	1,041,126
Fresenius Medical Care US Finance, Inc., 6.875%, 7/15/2017	835,000	898,669
Fresenius US Finance II, Inc.[6] , 9.00%, 7/15/2015	1,005,000	1,133,137

		4,826,172

Health Care Providers & Services - 0.27%
BioScrip, Inc., 10.25%, 10/1/2015	430,000	442,900
HCA, Inc., 8.00%, 10/1/2018	810,000	878,850
HCA, Inc., 6.50%, 2/15/2020	140,000	148,400
Health Management Associates, Inc., 6.125%, 4/15/2016	1,035,000	1,068,638
STHI Holding Corp.[6] , 8.00%, 3/15/2018	635,000	673,894

		3,212,682

Pharmaceuticals - 0.12%
Novartis Securities Investment Ltd. (Bermuda), 5.125%, 2/10/2019	1,245,000	1,487,451

Total Health Care		9,526,305

Industrials - 2.14%
Aerospace & Defense - 0.15%
The Boeing Co., 6.00%, 3/15/2019	980,000	1,223,760
Ducommun, Inc.[6] , 9.75%, 7/15/2018	590,000	603,275

		1,827,035

Air Freight & Logistics - 0.17%
Aguila 3 S.A. (Luxembourg)[6] , 7.875%, 1/31/2018	1,025,000	1,041,656
FedEx Corp., 8.00%, 1/15/2019	785,000	1,036,851

		2,078,507

Airlines - 0.44%
Continental Airlines, Inc.[6] , 6.75%, 9/15/2015	1,400,000	1,400,000
Delta Air Lines Pass-Through Trust, Series 2007-1, Class A, 6.821%, 8/10/2022	306,318	330,823
Delta Air Lines Pass-Through Trust, Series 2010-1, Class B6 , 6.375%, 1/2/2016	545,000	500,037
Delta Air Lines Pass-Through Trust, Series 2010-2, Class B, 6.75%, 11/23/2015	290,000	275,500
Southwest Airlines Co., 5.25%, 10/1/2014	945,000	1,013,516
Southwest Airlines Co., 5.75%, 12/15/2016	1,580,000	1,765,381

		5,285,257

Building Products - 0.13%
Building Materials Corp. of America[6] , 6.875%, 8/15/2018	340,000	359,125
Building Materials Corp. of America[6] , 7.50%, 3/15/2020	215,000	233,006
Owens Corning, 9.00%, 6/15/2019	830,000	1,015,343

		1,607,474

18

Investment Portfolio - January 31, 2012

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Commercial Services & Supplies - 0.26%
Garda World Security Corp. (Canada)[6] , 9.75%, 3/15/2017	$785,000	$818,363
International Lease Finance Corp., 8.625%, 1/15/2022	895,000	967,167
Waste Management, Inc., 7.375%, 3/11/2019	1,110,000	1,400,470

		3,186,000

Industrial Conglomerates - 0.34%
GE Capital Trust I7 , 6.375%, 11/15/2067	895,000	891,733
General Electric Capital Corp., 5.625%, 5/1/2018	460,000	527,397
General Electric Capital Corp., 5.50%, 1/8/2020	1,390,000	1,566,263
Textron, Inc., 7.25%, 10/1/2019	940,000	1,066,501

		4,051,894

Machinery - 0.32%
Caterpillar Financial Services Corp., 7.05%, 10/1/2018	815,000	1,043,451
Dynacast International LLC - Dynacast Finance, Inc.[6] , 9.25%, 7/15/2019	875,000	888,125
John Deere Capital Corp., 5.50%, 4/13/2017	275,000	326,872
John Deere Capital Corp., 5.75%, 9/10/2018	1,295,000	1,596,568

		3,855,016

Marine - 0.10%
Navios Maritime Holdings, Inc. - Navios Maritime Finance US, Inc. (Marshall Island), 8.875%, 11/1/2017	1,205,000	1,192,950

Road & Rail - 0.23%
Avis Budget Car Rental LLC - Avis Budget Finance, Inc., 8.25%, 1/15/2019	685,000	720,963
JB Hunt Transport Services, Inc., 3.375%, 9/15/2015	1,150,000	1,166,981
Union Pacific Corp., 5.65%, 5/1/2017	810,000	948,943

		2,836,887

Total Industrials		25,921,020

Information Technology - 0.51%
Communications Equipment - 0.05%
Hughes Satellite Systems Corp.[6] , 6.50%, 6/15/2019	600,000	624,750

Electronic Equipment, Instruments & Components - 0.14%
Corning, Inc., 6.625%, 5/15/2019	1,000,000	1,218,419
CPI International, Inc., 8.00%, 2/15/2018	575,000	494,500

		1,712,919

IT Services - 0.13%
The Western Union Co., 5.253%, 4/1/2020	1,350,000	1,549,295

Semiconductors & Semiconductor Equipment - 0.13%
Advanced Micro Devices, Inc., 8.125%, 12/15/2017	745,000	804,600
Advanced Micro Devices, Inc., 7.75%, 8/1/2020	240,000	259,200

19

Investment Portfolio - January 31, 2012

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Information Technology (continued)
Semiconductors & Semiconductor Equipment (continued)
MagnaChip Semiconductor S.A. - MagnaChip Semiconductor Finance Co., 10.50%, 4/15/2018	$455,000	$485,713

		1,549,513

Software - 0.06%
Sophia LP - Sophia Finance, Inc.[6] , 9.75%, 1/15/2019	680,000	707,200

Total Information Technology		6,143,677

Materials - 1.20%
Chemicals - 0.20%
E.I. du Pont de Nemours & Co., 6.00%, 7/15/2018	855,000	1,066,197
Rhodia S.A. (France)[6] , 6.875%, 9/15/2020	570,000	627,000
Taminco Global Chemical Corp.[6] , 9.75%, 3/31/2020	700,000	714,000

		2,407,197

Containers & Packaging - 0.17%
Longview Fibre Paper & Packaging, Inc.[6] , 8.00%, 6/1/2016	600,000	627,750
Reynolds Group Issuer, Inc. - Reynolds Group Issuer LLC[6] , 9.25%, 5/15/2018	480,000	478,800
Reynolds Group Issuer, Inc. - Reynolds Group Issuer LLC[6] , 7.125%, 4/15/2019	940,000	987,000

		2,093,550

Metals & Mining - 0.70%
Alcoa, Inc., 5.72%, 2/23/2019	1,562,000	1,668,863
Allegheny Technologies, Inc., 5.95%, 1/15/2021	915,000	1,005,187
ArcelorMittal (Luxembourg), 5.50%, 3/1/2021	1,970,000	1,925,385
BHP Billiton Finance (USA) Ltd. (Australia), 6.50%, 4/1/2019	830,000	1,046,785
Calcipar S.A. (Luxembourg)[6] , 6.875%, 5/1/2018	1,115,000	1,081,550
FMG Resources August 2006 Pty. Ltd. (Australia)[6] , 6.875%, 2/1/2018	710,000	722,425
FMG Resources August 2006 Pty. Ltd. (Australia)[6] , 8.25%, 11/1/2019	270,000	289,575
Mirabela Nickel Ltd. (Australia)[6] , 8.75%, 4/15/2018	885,000	769,950

		8,509,720

Paper & Forest Products - 0.13%
International Paper Co., 7.50%, 8/15/2021	1,210,000	1,539,170

Total Materials		14,549,637

Telecommunication Services - 0.84%
Diversified Telecommunication Services - 0.49%
Inmarsat Finance plc (United Kingdom)[6] , 7.375%, 12/1/2017	1,215,000	1,280,306
Intelsat Jackson Holdings S.A. (Luxembourg)[6] , 7.25%, 4/1/2019	680,000	710,600
Sable International Finance Ltd. (Cayman Islands)[6] , 8.75%, 2/1/2020	695,000	721,063
Verizon Communications, Inc., 3.00%, 4/1/2016	980,000	1,041,888
Wind Acquisition Finance S.A. (Luxembourg)[6] , 11.75%, 7/15/2017	455,000	450,450
Wind Acquisition Finance S.A. (Luxembourg)[6] , 7.25%, 2/15/2018	1,015,000	984,550

20

Investment Portfolio - January 31, 2012

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	PRINCIPAL AMOUNT/ SHARES	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Telecommunication Services (continued)
Diversified Telecommunication Services (continued)
Windstream Corp.[6] , 7.50%, 6/1/2022	$ 680,000	$ 714,000

		5,902,857

Wireless Telecommunication Services - 0.35%
CC Holdings GS V LLC - Crown Castle GS III Corp.[6] , 7.75%, 5/1/2017	985,000	1,069,956
Crown Castle Towers LLC[6] , 6.113%, 1/15/2020	1,045,000	1,172,080
Crown Castle Towers LLC[6] , 4.883%, 8/15/2020	353,000	367,575
NII Capital Corp., 8.875%, 12/15/2019	590,000	635,725
NII Capital Corp., 7.625%, 4/1/2021	375,000	384,375
SBA Tower Trust[6] , 5.101%, 4/15/2017	575,000	616,285

		4,245,996

Total Telecommunication Services		10,148,853

Utilities - 0.43%
Electric Utilities - 0.31%
Allegheny Energy Supply Co. LLC[6] , 5.75%, 10/15/2019	1,660,000	1,787,608
Exelon Generation Co. LLC, 5.35%, 1/15/2014	895,000	960,627
Southwestern Electric Power Co., 6.45%, 1/15/2019	880,000	1,035,701

		3,783,936

Gas Utilities - 0.05%
Ferrellgas LP - Ferrellgas Finance Corp., 6.50%, 5/1/2021	670,000	579,550

Independent Power Producers & Energy Traders - 0.06%
The AES Corp., 8.00%, 10/15/2017	605,000	679,113

Multi-Utilities - 0.01%
CenterPoint Energy Resources Corp., Series B, 7.875%, 4/1/2013	135,000	144,998

Total Utilities		5,187,597

Total Non-Convertible Corporate Bonds
(Identified Cost $211,284,760)		221,286,113

TOTAL CORPORATE BONDS
(Identified Cost $213,761,644)		223,934,263

MUTUAL FUNDS - 0.05%
iShares S&P India Nifty 50 Index Fund	13,700	327,841
PowerShares India Portfolio	16,900	327,015

TOTAL MUTUAL FUNDS
(Identified Cost $654,978)		654,856

21

Investment Portfolio - January 31, 2012

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	PRINCIPAL AMOUNT	VALUE

U.S. TREASURY SECURITIES - 3.82%

U.S. Treasury Notes - 3.82%
U.S. Treasury Note, 0.25%, 1/31/2014	$ 28,000,000	$ 28,017,500
U.S. Treasury Note, 2.375%, 8/31/2014	394,000	415,208
U.S. Treasury Note, 2.375%, 10/31/2014	428,000	452,409
U.S. Treasury Note, 2.375%, 2/28/2015	850,000	903,390
U.S. Treasury Note, 1.25%, 9/30/2015	576,000	593,460
U.S. Treasury Note, 1.375%, 11/30/2015	565,000	584,731
U.S. Treasury Note, 2.00%, 4/30/2016	338,000	358,755
U.S. Treasury Note, 1.00%, 8/31/2016	350,000	356,125
U.S. Treasury Note, 3.125%, 10/31/2016	235,000	262,099
U.S. Treasury Note, 2.625%, 4/30/2018	13,000,000	14,247,194

TOTAL U.S. TREASURY SECURITIES (Identified Cost $45,901,162)		46,190,871

ASSET-BACKED SECURITIES - 0.30%

FDIC Trust, Series 2011-R1, Class A6 , 2.672%, 7/25/2026	1,885,684	1,930,246
GMAC Mortgage Servicer Advance Funding Co. Ltd., Series 2011-1A, Class A6 , 3.72%, 3/15/2023	380,000	379,050
Hertz Vehicle Financing LLC, Series 2009-2A, Class A2[6] , 5.29%, 3/25/2016	470,000	515,312
Hertz Vehicle Financing LLC, Series 2010-1A, Class A2[6] , 3.74%, 2/25/2017	700,000	741,375

TOTAL ASSET-BACKED SECURITIES (Identified Cost $3,435,225)		3,565,983

COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.12%

Americold LLC Trust, Series 2010-ARTA, Class A1[6] , 3.847%, 1/14/2029	290,042	304,270
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-2, Class A4[7] , 5.732%, 5/10/2045	3,155,000	3,589,699
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-4, Class A4, 5.634%, 7/10/2046	850,000	954,937
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR9, Class A4A, 4.871%, 9/11/2042	2,020,000	2,219,134
Bear Stearns Commercial Mortgage Securities, Series 2006-PW12, Class A4[7] , 5.719%, 9/11/2038	605,000	688,910
Bear Stearns Commercial Mortgage Securities, Series 2006-PW13, Class A4, 5.54%, 9/11/2041	695,000	788,051
CFCRE Commercial Mortgage Trust, Series 2011-C1, Class A2[6] , 3.759%, 4/15/2044	420,000	443,690
Citigroup - Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A4[7] , 5.226%, 7/15/2044	420,000	467,613
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A3[7] , 5.73%, 3/15/2049	160,000	181,979
Commercial Mortgage Pass-Through Certificates, Series 2006-C7, Class A4[7] , 5.75%, 6/10/2046	270,000	304,568
Commercial Mortgage Pass-Through Certificates, Series 2010-C1, Class A1[6] , 3.156%, 7/10/2046	438,845	454,701
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1[6] , 3.742%, 11/10/2046	338,455	358,500

22

Investment Portfolio - January 31, 2012

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	PRINCIPAL AMOUNT	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

FREMF Mortgage Trust, Series 2011-K701, Class B6,7 , 4.437%, 7/25/2048	$ 550,000	$519,381
FREMF Mortgage Trust, Series 2011-K702, Class B6,7 , 4.936%, 4/25/2044	675,000	650,992
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4[7] , 5.881%, 7/10/2038	615,000	697,180
GS Mortgage Securities Corp. II, Series 2010-C2, Class A1[6] , 3.849%, 12/10/2043	730,291	773,638
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CB13, Class A4[7] , 5.278%, 1/12/2043	1,605,000	1,736,032
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A4[7] , 5.206%, 12/15/2044	325,000	363,931
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A4[7] , 5.871%, 4/15/2045	1,460,000	1,661,790
LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class A4[7] , 5.874%, 6/15/2038	775,000	883,017
LSTAR Commercial Mortgage Trust, Series 2011-1, Class A6 , 3.913%, 6/25/2043	477,664	485,503
Merrill Lynch - Countrywide Commercial Mortgage Trust, Series 2006-3, Class A4[7] , 5.414%, 7/12/2046	175,000	194,998
Morgan Stanley Capital I, Series 2005-HQ7, Class A4[7] , 5.201%, 11/14/2042	125,000	139,302
Morgan Stanley Capital I, Series 2005-IQ10, Class A4A7 , 5.23%, 9/15/2042	345,000	383,380
Morgan Stanley Capital I, Series 2011-C1, Class A2[6] , 3.884%, 9/15/2047	765,000	816,152
OBP Depositor LLC Trust, Series 2010-OBP, Class A6 , 4.646%, 7/15/2045	115,000	129,909
Vornado DP LLC, Series 2010-VNO, Class A2FX6 , 4.004%, 9/13/2028	350,000	378,855
Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class A4[7] , 5.204%, 10/15/2044	2,425,000	2,683,520
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A4[7] , 5.736%, 5/15/2043	215,000	243,234
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class A3[7] , 6.011%, 6/15/2045	750,000	860,609
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2[6] , 4.393%, 11/15/2043	600,000	659,393
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A2[6] , 3.791%, 2/15/2044	575,000	609,617

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Identified Cost $24,745,026)		25,626,485

FOREIGN GOVERNMENT BONDS - 1.96%

Hellenic Republic Government Bond (Greece), 6.00%, 7/19/2019	EUR 975,000	272,019
Province of British Columbia Canada (Canada), 2.85%, 6/15/2015	$ 2,500,000	2,663,180
Province of Manitoba Canada (Canada), 2.625%, 7/15/2015	1,000,000	1,055,236
Province of Manitoba Canada, Series FH (Canada), 4.90%, 12/6/2016	1,400,000	1,627,797
Province of New Brunswick Canada (Canada), 5.20%, 2/21/2017	3,200,000	3,780,403
Province of Nova Scotia Canada (Canada), 5.125%, 1/26/2017	2,000,000	2,348,860
Province of Ontario Canada (Canada), 2.30%, 5/10/2016	5,000,000	5,204,625
Province of Quebec Canada (Canada), 5.125%, 11/14/2016	4,600,000	5,367,294
Republic of Italy (Italy), 2.125%, 10/5/2012	1,440,000	1,433,539

TOTAL FOREIGN GOVERNMENT BONDS (Identified Cost $24,536,267)		23,752,953

23

Investment Portfolio - January 31, 2012

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	PRINCIPAL AMOUNT	VALUE

U.S. GOVERNMENT AGENCIES - 12.50%

Mortgage-Backed Securities - 6.39%
Fannie Mae, Pool #621881, 5.50%, 1/1/2017	$ 748	$814
Fannie Mae, Pool #888468, 5.50%, 9/1/2021	2,336,959	2,548,646
Fannie Mae, Pool #995233, 5.50%, 10/1/2021	155,920	170,140
Fannie Mae, Pool #888017, 6.00%, 11/1/2021	195,148	210,223
Fannie Mae, Pool #995329, 5.50%, 12/1/2021	1,422,469	1,551,319
Fannie Mae, Pool #888136, 6.00%, 12/1/2021	251,164	270,567
Fannie Mae, Pool #888810, 5.50%, 11/1/2022	2,537,418	2,767,262
Fannie Mae, Pool #990895, 5.50%, 10/1/2023	216,050	235,102
Fannie Mae, Pool #AD0462, 5.50%, 10/1/2024	149,672	162,870
Fannie Mae, Pool #888021, 6.00%, 12/1/2036	569,470	627,301
Fannie Mae, Pool #909786, 5.50%, 3/1/2037	1,288,687	1,403,032
Fannie Mae, Pool #995196, 6.00%, 7/1/2038	156,188	172,050
Fannie Mae, Pool #AD0220, 6.00%, 10/1/2038	263,447	290,200
Fannie Mae, Pool #AA7681, 4.50%, 6/1/2039	3,557,219	3,805,946
Fannie Mae, Pool #AD0527, 5.50%, 6/1/2039	911,342	992,206
Fannie Mae, Pool #MA0258, 4.50%, 12/1/2039	3,975,096	4,253,042
Fannie Mae, Pool #AE0061, 6.00%, 2/1/2040	5,491,519	6,047,969
Fannie Mae, Pool #AE0951, 4.50%, 2/1/2041	2,406,005	2,574,238
Fannie Mae, Pool #AH9054, 4.50%, 4/1/2041	894,627	957,181
Fannie Mae, Pool #AI2468, 4.50%, 5/1/2041	543,990	582,027
Fannie Mae, Pool #AL0160, 4.50%, 5/1/2041	2,268,176	2,426,771
Fannie Mae, Pool #AJ1415, 4.50%, 9/1/2041	563,705	603,120
Fannie Mae, Pool #AD0207, 6.00%, 10/1/2038	9,054,124	9,965,108
Freddie Mac, Pool #G11850, 5.50%, 7/1/2020	810,031	880,621
Freddie Mac, Pool #G12610, 6.00%, 3/1/2022	251,192	270,355
Freddie Mac, Pool #G12655, 6.00%, 5/1/2022	172,129	185,261
Freddie Mac, Pool #G12988, 6.00%, 1/1/2023	142,496	153,278
Freddie Mac, Pool #G13078, 6.00%, 3/1/2023	250,465	269,572
Freddie Mac, Pool #G13331, 5.50%, 10/1/2023	116,075	125,755
Freddie Mac, Pool #G03332, 6.00%, 10/1/2037	652,867	717,631
Freddie Mac, Pool #G03696, 5.50%, 1/1/2038	1,284,822	1,395,211
Freddie Mac, Pool #G03926, 6.00%, 2/1/2038	1,853,476	2,037,339
Freddie Mac, Pool #G04731, 5.50%, 4/1/2038	2,526,411	2,743,475
Freddie Mac, Pool #G08273, 5.50%, 6/1/2038	2,524,050	2,740,123
Freddie Mac, Pool #G04601, 5.50%, 7/1/2038	7,291,798	7,954,754
Freddie Mac, Pool #G05671, 5.50%, 8/1/2038	2,393,256	2,599,628
Freddie Mac, Pool #A86522, 4.50%, 5/1/2039	5,194,842	5,532,253
Freddie Mac, Pool #A89760, 4.50%, 12/1/2039	733,246	780,871
Freddie Mac, Pool #G06021, 5.50%, 1/1/2040	1,367,912	1,485,440
Freddie Mac, Pool #G05923, 5.50%, 2/1/2040	886,632	962,810
Freddie Mac, Pool #G05900, 6.00%, 3/1/2040	2,094,725	2,302,521

24

Investment Portfolio - January 31, 2012

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	PRINCIPAL AMOUNT/ SHARES	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Freddie Mac, Pool #G05906, 6.00%, 4/1/2040	$1,344,222	$1,477,568

Total Mortgage-Backed Securities (Identified Cost $76,259,384)		77,231,600

Other Agencies - 6.11%
Fannie Mae, 1.375%, 11/15/2016	25,000,000	25,535,250
Fannie Mae, 6.25%, 5/15/2029	2,436,000	3,432,619
Fannie Mae, 7.25%, 5/15/2030	2,196,000	3,444,386
Fannie Mae, 6.625%, 11/15/2030	2,318,000	3,449,346
Freddie Mac, 3.75%, 3/27/2019	17,000,000	19,519,859
Freddie Mac, 2.375%, 1/13/2022	11,460,000	11,587,550
Freddie Mac, 6.75%, 3/15/2031	2,284,000	3,445,425
Freddie Mac, 6.25%, 7/15/2032	2,436,000	3,528,890

Total Other Agencies (Identified Cost $72,185,029)		73,943,325

TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $148,444,413)		151,174,925

SHORT-TERM INVESTMENTS - 5.49%
Dreyfus Cash Management, Inc. - Institutional Shares[9] , 0.09%, (Identified Cost $66,393,185)	66,393,185	66,393,185

TOTAL INVESTMENTS - 103.16% (Identified Cost $1,186,167,297)		1,247,505,045
LIABILITIES, LESS OTHER ASSETS - (3.16%)		(38,170,860)

NET ASSETS - 100%		$1,209,334,185

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS OPEN AT JANUARY 31, 2012[10] :
SETTLEMENT DATE	CONTRACTS TO DELIVER	IN EXCHANGE FOR	CONTRACTS AT VALUE	UNREALIZED DEPRECIATION
2/23/2012	EUR 240,000	$309,353	$313,943	$(4,590)

25

Investment Portfolio - January 31, 2012

(unaudited)

ADR - American Depository Receipt

EUR - Euro currency

NVDR - Non-Voting Depository Receipt

*Non-income producing security

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Traded on Canadian exchange.

3Traded on Hong Kong exchange.

4Latest quoted sales price is not available and the latest quoted bid price was used to value the security.

5The rate shown is fixed as of January 31, 2012; the rate becomes floating, based on LIBOR plus a spread, at dates ranging from 2013 to 2018.

6Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under rule 144A and have   been determined to be liquid. These securities amount to $93,355,867, or 7.72%, of the Series’ net assets as of January 31, 2012.

7The coupon rate is floating and is the effective rate as of January 31, 2012.

8Represents a step-up bond that pays initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current coupon as of January 31,   2012.

9Rate shown is the current yield as of January 31, 2012.

10The counterparty for all forward foreign currency exchange contracts is the Bank of New York Mellon Corp.

Federal Tax Information:

On January 31, 2012, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$1,187,807,007
Unrealized appreciation	95,454,290
Unrealized depreciation	(35,756,252)

Net unrealized appreciation	$59,698,038

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to their fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2012 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities*:
Consumer Discretionary	$124,501,781	$115,661,687	$8,840,094	$—
Consumer Staples	75,165,116	45,119,368	30,045,748	—
Energy	54,083,761	52,534,551	1,549,210	—
Financials	95,274,175	85,481,448	9,792,727	—
Health Care	84,599,409	73,424,223	11,175,186	—
Industrials	63,472,951	56,385,551	7,087,400	—
Information Technology	151,083,907	138,127,976	12,955,931	—
Materials	36,704,870	27,930,946	8,773,924	—
Telecommunication Services	15,014,695	1,792,688	13,222,007	—
Utilities	1,139,557	421,400	718,157	—
Preferred securities:
Consumer Staples	149,523	—	149,523	—
Financials	5,021,779	1,866,763	3,155,016	—

26

Investment Portfolio - January 31, 2012

(unaudited)

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Debt securities:
U.S. Treasury and other U.S.
Government agencies	$197,365,796	$—	$197,365,796	$—
Corporate debt:				—
Consumer Discretionary	29,155,953	—	29,155,953	—
Consumer Staples	3,793,162	—	3,793,162	—
Energy	15,080,659	—	15,080,659	—
Financials	101,779,250	—	101,779,250	—
Health Care	9,526,305	—	9,526,305	—
Industrials	25,921,020	—	25,921,020	—
Information Technology	6,143,677	—	6,143,677	—
Materials	14,549,637	—	14,549,637	—
Telecommunication Services	10,148,853	—	10,148,853	—
Utilities	5,187,597	—	5,187,597	—
Convertible corporate debt:				—
Financials	990,250	—	990,250	—
Health Care	455,838	—	455,838	—
Information Technology	555,262	—	555,262	—
Materials	646,800	—	646,800	—
Asset-backed securities	3,565,983	—	3,565,983	—
Commercial mortgage-backed securities	25,626,485	—	25,626,485	—
Foreign Government bonds	23,752,953	—	23,752,953	—
Mutual funds	67,048,041	67,048,041	—	—

Total assets	1,247,505,045	665,794,642	581,710,403	—

Liabilities:
Other financial instruments**	(4,590)	—	(4,590)	—

Total liabilities	(4,590)	—	(4,590)	—

Total	$1,247,500,455	$665,794,642	$581,705,813	$—

*Includes common stock, warrants and rights. Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

**Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

There were no Level 3 securities held by the Series as of October 31, 2011 or January 31, 2012.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended January 31, 2012.

Recent Accounting Standard

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011-04, “Fair Value Measurements (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs” (“ASU 2011-04”). ASU 2011-04 clarifies the application of existing fair value measurement requirements, changes certain principles related to measuring fair value, and requires additional disclosures about fair value measurements.

Required disclosures are expanded under the new guidance, especially for fair value measurements that are categorized within Level 3 of the fair value hierarchy, for which quantitative information about the unobservable inputs used, and a narrative description of the valuation processes in place and sensitivity of recurring Level 3 measurements to changes in unobservable inputs will be required.

27

Investment Portfolio - January 31, 2012

(unaudited)

ASU 2011-04 is effective for interim and annual periods beginning after December 15, 2011 and is to be applied prospectively. Management is currently assessing the impact of this guidance, but does not expect it to have a material impact on the Series’ financial statements.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

28

Investment Portfolio - January 31, 2012

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES	VALUE

COMMON STOCKS - 85.17%

Consumer Discretionary - 16.66%
Auto Components - 0.08%
Hankook Tire Co. Ltd. (South Korea)[1]	15,270	$609,007

Automobiles - 0.69%
Suzuki Motor Corp. (Japan)[1]	10,200	233,127
Tesla Motors, Inc.*	9,390	272,967
Toyota Motor Corp. (Japan)[1]	5,500	202,854
Toyota Motor Corp. - ADR (Japan)	56,940	4,183,951
Yamaha Motor Co. Ltd. (Japan)[1]	26,000	345,106

		5,238,005

Distributors - 0.03%
Inchcape plc (United Kingdom)[1]	43,220	232,606

Diversified Consumer Services - 0.03%
Anhanguera Educacional Participacoes S.A. (Brazil)	5,220	70,209
Grand Canyon Education, Inc.*	9,710	162,934

		233,143

Hotels, Restaurants & Leisure - 2.04%
Accor S.A. (France)[1]	15,620	475,789
Carnival Corp.	414,700	12,523,940
Ctrip.com International Ltd. - ADR (China)*	88,530	2,217,677
Hyatt Hotels Corp. - Class A*	1,950	83,109
Intercontinental Hotels Group plc (United Kingdom)[1]	4,620	94,212
TUI Travel plc (United Kingdom)[1]	44,130	133,257

		15,527,984

Household Durables - 0.15%
Corporacion Geo S.A.B. de C.V. - Class B (Mexico)*	66,310	104,699
DR Horton, Inc.	7,590	105,653
Lennar Corp. - Class A	11,080	238,109
LG Electronics, Inc. (South Korea)[1]	2,780	204,443
NVR, Inc.*	170	117,853
Rodobens Negocios Imobiliarios S.A. (Brazil)	43,750	267,929
Toll Brothers, Inc.*	4,230	92,256

		1,130,942

Internet & Catalog Retail - 1.35%
Amazon.com, Inc.*	52,020	10,114,769
Blue Nile, Inc.*	2,020	81,507
Ocado Group plc (United Kingdom)*[1]	64,710	88,934

		10,285,210

Media - 10.97%
AMC Networks, Inc. - Class A*	206,290	8,820,960
DIRECTV - Class A*	228,660	10,291,987

1

Investment Portfolio - January 31, 2012

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Consumer Discretionary (continued)
Media (continued)
Discovery Communications, Inc. - Class A*	195,250	$8,372,320
Grupo Televisa S.A. - ADR (Mexico)	17,470	344,508
Imax Corp. (Canada)*	115,030	2,382,271
Liberty Global, Inc. - Class A*	142,420	6,534,230
Mediaset Espana Comunicacion S.A. (Spain)[1]	97,570	571,463
News Corp. - Class A	474,210	8,929,374
Reed Elsevier plc - ADR (United Kingdom)	5,125	169,791
Societe Television Francaise 1 (France)[1]	39,080	431,267
Time Warner, Inc.	394,960	14,637,218
Virgin Media, Inc. - ADR (United Kingdom)	354,650	8,454,856
The Walt Disney Co.	204,480	7,954,272
The Washington Post Co. - Class B	12,980	4,915,656
Wolters Kluwer N.V. (Netherlands)[1]	9,750	177,129
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A. (Portugal)[1]	155,650	501,072

		83,488,374

Multiline Retail - 0.07%
Marks & Spencer Group plc (United Kingdom)[1]	48,350	249,419
PPR (France)[1]	1,965	310,288

		559,707

Specialty Retail - 1.21%
Belle International Holdings Ltd. (Hong Kong)[1]	103,000	167,023
Chico’s FAS, Inc.	15,650	179,036
Dick’s Sporting Goods, Inc.	189,430	7,806,410
The Finish Line, Inc. - Class A	12,710	268,817
Group 1 Automotive, Inc.	3,230	172,288
Inditex S.A. (Spain)[1]	2,300	200,988
KOMERI Co. Ltd. (Japan)[1]	5,400	166,185
Penske Automotive Group, Inc.	6,550	146,589
Sonic Automotive, Inc. - Class A	9,350	145,767

		9,253,103

Textiles, Apparel & Luxury Goods - 0.04%
Adidas AG (Germany)[1]	4,050	292,625

Total Consumer Discretionary		126,850,706

Consumer Staples - 9.13%
Beverages - 2.30%
Anheuser-Busch InBev N.V. (Belgium)[1]	167,520	10,185,363
The Boston Beer Co., Inc. - Class A*	2,190	219,109
C&C Group plc (Ireland)[1]	44,110	181,530
Cia Cervecerias Unidas S.A. - ADR (Chile)	3,430	214,924
The Coca-Cola Co.	81,790	5,523,279

2

Investment Portfolio - January 31, 2012

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Consumer Staples (continued)
Beverages (continued)
Diageo plc (United Kingdom)[1]	24,560	$543,608
Heckmann Corp.*	33,970	173,587
Heineken N.V. (Netherlands)[1]	5,460	252,748
Kirin Holdings Co. Ltd. (Japan)[1]	18,000	221,485

		17,515,633

Food & Staples Retailing - 1.48%
Carrefour S.A. (France)[1]	24,970	571,678
Casino Guichard-Perrachon S.A. (France)[1]	2,880	256,626
Distribuidora Internacional de Alimentacion S.A. (Spain)*[1]	62,700	290,240
Koninklijke Ahold N.V. (Netherlands)[1]	163,230	2,166,073
The Kroger Co.	291,760	6,932,218
SUPERVALU, Inc.	27,000	186,570
Tesco plc (United Kingdom)[1]	171,040	862,475

		11,265,880

Food Products - 4.41%
Barry Callebaut AG (Switzerland)[1]	390	367,206
China Yurun Food Group Ltd. (China)[1]	62,000	102,526
Cosan S.A. Industria e Comercio (Brazil)	5,310	85,917
Danone (France)[1]	127,510	7,888,347
Flowers Foods, Inc.	8,820	170,667
Kraft Foods, Inc. - Class A	278,840	10,679,572
M Dias Branco S.A. (Brazil)	4,800	127,143
Nestle S.A. (Switzerland)[1]	52,080	2,988,562
Suedzucker AG (Germany)[1]	6,820	201,877
Unilever plc - ADR (United Kingdom)	337,274	10,924,305

		33,536,122

Household Products - 0.10%
Reckitt Benckiser Group plc (United Kingdom)[1]	14,820	789,503

Personal Products - 0.84%
Beiersdorf AG (Germany)[1]	101,220	6,087,918
Kao Corp. (Japan)[1]	3,900	102,803
Natura Cosmeticos S.A. (Brazil)	9,270	198,537

		6,389,258

Total Consumer Staples		69,496,396

Energy - 5.55%
Energy Equipment & Services - 3.84%
Baker Hughes, Inc.	207,817	10,210,049
Calfrac Well Services Ltd. (Canada)	11,300	292,333
Compagnie Generale de Geophysique - Veritas (CGG - Veritas) (France)*[1]	14,770	413,402
ION Geophysical Corp.*	22,000	163,460

3

Investment Portfolio - January 31, 2012

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Energy (continued)
Energy Equipment & Services (continued)
Key Energy Services, Inc.*	11,080	$160,438
Petroleum Geo-Services ASA (Norway)*[1]	20,000	256,916
Schlumberger Ltd.	134,500	10,110,365
Trican Well Service Ltd. (Canada)	44,200	735,271
Weatherford International Ltd. - ADR (Switzerland)*	410,376	6,869,694

		29,211,928

Oil, Gas & Consumable Fuels - 1.71%
Cameco Corp. (Canada)	10,460	243,404
Hess Corp.	189,960	10,694,748
Paladin Energy Ltd. (Australia)*[2]	127,940	248,811
Petroleo Brasileiro S.A. - ADR (Brazil)	11,410	318,681
Repsol YPF S.A. (Spain)[1]	5,700	157,174
Royal Dutch Shell plc - Class B (Netherlands)[1]	7,474	273,152
Royal Dutch Shell plc - Class B - ADR (Netherlands)	7,420	544,183
Talisman Energy, Inc. (Canada)	23,710	283,281
Total S.A. (France)[1]	4,820	255,467

		13,018,901

Total Energy		42,230,829

Financials - 10.12%
Capital Markets - 1.34%
The Charles Schwab Corp.	828,690	9,654,239
Daiwa Securities Group, Inc. (Japan)[1]	4,000	14,413
Deutsche Bank AG (Germany)[1]	3,960	168,729
Evercore Partners, Inc. - Class A	5,420	152,790
Greenhill & Co., Inc.	1,880	87,533
Lazard Ltd. - Class A - ADR (Bermuda)	4,250	122,060
Nomura Holdings, Inc. (Japan)[1]	7,000	25,807

		10,225,571

Commercial Banks - 1.54%
Banco Bilbao Vizcaya Argentaria S.A. - ADR (Spain)	28,160	246,682
Banco Santander S.A. (Spain)[1]	783,650	6,119,418
Banco Santander S.A. - ADR (Spain)	62,740	494,391
Barclays plc (United Kingdom)[1]	54,390	182,372
BNP Paribas S.A. (France)[1]	15,210	646,945
CIT Group, Inc.*	8,550	326,097
Credit Agricole S.A. (France)[1]	37,200	229,883
First Commonwealth Financial Corp.	121,280	671,891
Hong Leong Financial Group Berhad (Malaysia)[1]	69,020	269,150
HSBC Holdings plc (United Kingdom)[1]	32,180	268,867
HSBC Holdings plc - ADR (United Kingdom)	12,295	514,300

4

Investment Portfolio - January 31, 2012

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Financials (continued)
Commercial Banks (continued)
ICICI Bank Ltd. - ADR (India)	7,880	$285,335
Societe Generale S.A. (France)[1]	6,150	164,407
Standard Chartered plc (United Kingdom)[1]	11,010	266,088
U.S. Bancorp	17,220	485,948
Wells Fargo & Co.	18,770	548,272

		11,720,046

Consumer Finance - 2.07%
American Express Co.	125,580	6,296,581
Discover Financial Services	347,270	9,438,799

		15,735,380

Diversified Financial Services - 3.12%
CME Group, Inc.	27,720	6,639,217
Deutsche Boerse AG (Germany)*[1]	119,720	7,070,023
ING Groep N.V. (Netherlands)*[1]	5,355	48,857
JPMorgan Chase & Co.	18,951	706,872
JSE Ltd. (South Africa)[1]	67,440	659,923
Moody’s Corp.	231,740	8,627,680

		23,752,572

Insurance - 0.53%
Allianz SE (Germany)[1]	7,740	853,235
The Allstate Corp.	19,070	550,169
AXA S.A. (France)[1]	4,615	70,271
Brasil Insurance Participacoes e Administracao S.A. (Brazil)	38,700	438,565
Mapfre S.A. (Spain)[1]	296,900	988,830
Muenchener Rueckversicherungs AG (MunichRe) (Germany)[1]	3,663	477,680
Zurich Financial Services AG (Switzerland)[1]	2,910	700,348

		4,079,098

Real Estate Investment Trusts (REITS) - 1.47%
Alexandria Real Estate Equities, Inc.	3,800	275,158
Alstria Office REIT AG (Germany)[1]	41,540	495,761
American Assets Trust, Inc.	3,990	88,339
American Campus Communities, Inc.	10,740	459,672
Apartment Investment & Management Co. - Class A	14,700	361,032
Associated Estates Realty Corp.	5,310	88,730
AvalonBay Communities, Inc.	1,710	232,577
BioMed Realty Trust, Inc.	34,100	633,237
Boston Properties, Inc.	3,220	335,041
Camden Property Trust	3,500	225,750
CBL & Associates Properties, Inc.	6,030	104,741
Cedar Realty Trust, Inc.	5,770	28,792

5

Investment Portfolio - January 31, 2012

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Financials (continued)
Real Estate Investment Trusts (REITS) (continued)
Coresite Realty Corp.	6,970	$139,749
Corporate Office Properties Trust	20,750	502,773
CubeSmart	12,470	141,909
DiamondRock Hospitality Co.	19,220	202,579
Digital Realty Trust, Inc.	8,140	576,800
DuPont Fabros Technology, Inc.	27,810	709,155
Education Realty Trust, Inc.	18,150	194,205
Equity Lifestyle Properties, Inc.	3,820	267,935
Equity One, Inc.	4,950	93,307
Equity Residential	3,720	221,526
General Growth Properties, Inc.	11,050	174,369
HCP, Inc.	7,450	313,123
Health Care REIT, Inc.	5,330	304,929
Healthcare Realty Trust, Inc.	2,240	47,197
Home Properties, Inc.	7,540	449,233
Host Hotels & Resorts, Inc.	19,393	318,433
Kilroy Realty Corp.	2,260	94,084
Kimco Realty Corp.	5,120	93,440
LTC Properties, Inc.	3,200	102,240
The Macerich Co.	1,600	86,880
Mack-Cali Realty Corp.	2,940	84,554
National Retail Properties, Inc.	6,590	177,996
Pebblebrook Hotel Trust	26,950	597,751
Potlatch Corp.	1,240	37,845
ProLogis, Inc.	2,960	93,862
Public Storage	950	131,917
Realty Income Corp.	5,130	186,732
Simon Property Group, Inc.	3,890	528,495
Sovran Self Storage, Inc.	6,630	308,428
Tanger Factory Outlet Centers	3,680	108,560
Taubman Centers, Inc.	1,360	91,161
UDR, Inc.	17,710	460,814

		11,170,811

Real Estate Management & Development - 0.02%
Forest City Enterprises, Inc. - Class A*	6,820	89,547
Thomas Properties Group, Inc.	11,440	36,722

		126,269

Thrifts & Mortgage Finance - 0.03%
Aareal Bank AG (Germany)*[1]	9,707	221,967

Total Financials		77,031,714

6

Investment Portfolio - January 31, 2012

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Health Care - 13.13%
Biotechnology - 1.28%
BioMarin Pharmaceutical, Inc.*	166,230	$5,929,424
Dendreon Corp.*	116,730	1,585,193
Exact Sciences Corp.*	75,970	709,560
Myriad Genetics, Inc.*	64,460	1,525,124

		9,749,301

Health Care Equipment & Supplies - 5.81%
Abaxis, Inc.*	32,970	892,828
Alere, Inc.*	435,379	10,514,403
Becton, Dickinson and Co.	105,365	8,261,670
BioMerieux (France)[1]	8,070	679,626
Boston Scientific Corp.*	854,160	5,090,794
DexCom, Inc.*	52,704	578,163
Gen-Probe, Inc.*	123,850	8,289,281
HeartWare International, Inc.*	12,890	892,375
Insulet Corp.*	44,400	864,468
Mindray Medical International Ltd. - ADR (China)	11,550	343,728
Quidel Corp.*	44,730	639,639
Sirona Dental Systems, Inc.*	15,580	753,293
Straumann Holding AG (Switzerland)[1]	1,250	225,227
Thoratec Corp.*	17,700	520,380
Volcano Corp.*	201,380	5,648,709

		44,194,584

Health Care Providers & Services - 0.46%
Amil Participacoes S.A. (Brazil)	39,510	395,507
Bumrungrad Hospital Public Co. Ltd. - NVDR (Thailand)[1]	124,000	189,176
China Cord Blood Corp. - ADR (Hong Kong)*	98,000	247,940
Odontoprev S.A. (Brazil)	46,320	774,121
Sonic Healthcare Ltd. (Australia)[1]	157,370	1,876,959

		3,483,703

Health Care Technology - 2.53%
Allscripts Healthcare Solutions, Inc.*	271,490	5,190,889
Cerner Corp.*	220,746	13,441,224
Computer Programs & Systems, Inc.	11,550	661,237

		19,293,350

Life Sciences Tools & Services - 2.12%
Lonza Group AG (Switzerland)[1]	51,230	2,774,922
Luminex Corp.*	26,250	517,125
QIAGEN N.V. (Netherlands)*[1]	12,980	212,010
QIAGEN N.V. - ADR (Netherlands)*	447,270	7,236,829
Sequenom, Inc.*	116,350	501,469

7

Investment Portfolio - January 31, 2012

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Health Care (continued)
Life Sciences Tools & Services (continued)
Waters Corp.*	46,960	$4,065,327
WuXi PharmaTech (Cayman), Inc. - ADR (China)*	60,970	827,973

		16,135,655

Pharmaceuticals - 0.93%
Allergan, Inc.	7,150	628,557
AstraZeneca plc (United Kingdom)[1]	2,175	104,754
AstraZeneca plc - ADR (United Kingdom)	12,710	611,987
Bayer AG (Germany)[1]	11,706	822,306
Dr. Reddy’s Laboratories Ltd. - ADR (India)	9,740	332,621
GlaxoSmithKline plc (United Kingdom)[1]	14,755	328,206
Green Cross Corp. (South Korea)[1]	6,340	806,187
Hikma Pharmaceuticals plc (United Kingdom)[1]	58,560	663,379
Novo Nordisk A/S - Class B (Denmark)[1]	2,470	293,507
Optimer Pharmaceuticals, Inc.*	43,940	569,902
Sanofi (France)[1]	1,987	147,321
Santen Pharmaceutical Co. Ltd. (Japan)[1]	3,100	127,274
Shire plc (Ireland)[1]	16,590	550,737
Takeda Pharmaceutical Co. Ltd. (Japan)[1]	2,700	117,382
UCB S.A. (Belgium)[1]	24,700	1,006,105

		7,110,225

Total Health Care		99,966,818

Industrials - 8.65%
Aerospace & Defense - 0.03%
European Aeronautic Defence and Space Co. N.V. (Netherlands)[1]	6,890	231,660

Air Freight & Logistics - 1.85%
FedEx Corp.	61,490	5,625,720
PostNL N.V. (Netherlands)[1]	26,680	107,648
TNT Express N.V. (Netherlands)[1]	26,680	224,055
United Parcel Service, Inc. - Class B	107,073	8,100,072

		14,057,495

Airlines - 2.89%
Copa Holdings S.A. - ADR - Class A (Panama)	4,600	313,444
Deutsche Lufthansa AG (Germany)[1]	17,640	244,937
Ryanair Holdings plc - ADR (Ireland)*	278,770	9,349,946
Southwest Airlines Co.	1,169,357	11,202,440
Spirit Airlines, Inc.*	11,900	199,801
US Airways Group, Inc.*	83,540	705,078

		22,015,646

Commercial Services & Supplies - 0.15%
Edenred (France)[1]	21,890	532,436

8

Investment Portfolio - January 31, 2012

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Industrials (continued)
Commercial Services & Supplies (continued)
Interface, Inc. - Class A	5,060	$67,247
Ritchie Bros. Auctioneers, Inc. (Canada)	10,170	239,503
Tomra Systems ASA (Norway)[1]	47,870	350,343

		1,189,529

Construction & Engineering - 1.02%
MYR Group, Inc.*	5,380	107,492
Quanta Services, Inc.*	353,590	7,637,544

		7,745,036

Electrical Equipment - 0.20%
ABB Ltd. (Asea Brown Boveri) - ADR (Switzerland)	9,900	206,217
Acuity Brands, Inc.	2,030	118,207
Alstom S.A. (France)[1]	10,550	404,066
Nexans S.A. (France)[1]	2,050	127,587
Polypore International, Inc.*	3,500	133,280
Prysmian S.p.A. (Italy)[1]	17,160	258,301
Schneider Electric S.A. (France)[1]	4,200	261,504

		1,509,162

Industrial Conglomerates - 0.13%
Siemens AG (Germany)[1]	10,250	967,968

Machinery - 1.46%
AGCO Corp.*	5,210	265,345
Astec Industries, Inc.*	2,380	80,492
FANUC Corp. (Japan)[1]	3,100	521,939
Flowserve Corp.	56,240	6,195,961
Graham Corp.	4,030	87,935
Pall Corp.	43,500	2,596,080
Pentair, Inc.	5,510	202,878
Titan International, Inc.	10,040	242,366
Wabash National Corp.*	30,000	266,100
Westport Innovations, Inc. - ADR (Canada)*	15,220	633,152

		11,092,248

Marine - 0.05%
Baltic Trading Ltd.	11,570	48,941
D/S Norden (Denmark)[1]	8,020	201,143
Pacific Basin Shipping Ltd. (Bermuda)[1,3]	60,000	28,525
Sinotrans Shipping Ltd. (Hong Kong)[1]	309,000	79,541

		358,150

Professional Services - 0.27%
The Advisory Board Co.*	14,860	1,133,521

9

Investment Portfolio - January 31, 2012

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Industrials (continued)
Professional Services (continued)
Qualicorp S.A. (Brazil)*	95,180	$941,885

		2,075,406

Road & Rail - 0.51%
All America Latina Logistica S.A. (Brazil)	135,210	777,736
Knight Transportation, Inc.	13,390	235,798
Norfolk Southern Corp.	33,160	2,394,152
RailAmerica, Inc.*	34,000	507,960

		3,915,646

Transportation Infrastructure - 0.09%
Groupe Eurotunnel S.A. (France)[1]	39,430	325,482
Malaysia Airports Holdings Berhad (Malaysia)[1]	183,830	344,459

		669,941

Total Industrials		65,827,887

Information Technology - 15.71%
Communications Equipment - 2.72%
Alcatel-Lucent - ADR (France)*	241,060	419,444
Cisco Systems, Inc.	770,210	15,119,222
Infinera Corp.*	150,340	1,073,428
Qualcomm, Inc.	69,780	4,104,460

		20,716,554

Computers & Peripherals - 2.18%
Apple, Inc.*	1,670	762,322
EMC Corp.*	596,440	15,364,294
Immersion Corp.*	87,850	494,595

		16,621,211

Electronic Equipment, Instruments & Components - 1.79%
Amphenol Corp. - Class A	62,390	3,395,888
Corning, Inc.	699,800	9,006,426
Hitachi Ltd. (Japan)[1]	97,400	541,820
Keyence Corp. (Japan)[1]	1,042	260,601
Maxwell Technologies, Inc.*	10,650	217,899
Nippon Electric Glass Co. Ltd. (Japan)[1]	24,000	209,283

		13,631,917

Internet Software & Services - 2.99%
The Active Network, Inc.*	25,000	372,000
comScore, Inc.*	36,100	799,615
Google, Inc. - Class A*	34,969	20,285,867
LogMeIn, Inc.*	1,810	72,092
Tencent Holdings Ltd. (China)[1]	21,600	527,433

10

Investment Portfolio - January 31, 2012

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Information Technology (continued)
Internet Software & Services (continued)
Velti plc - ADR (Ireland)*	85,210	$745,587

		22,802,594

IT Services - 3.42%
Amadeus IT Holding S.A. - Class A (Spain)[1]	196,980	3,379,552
Amdocs Ltd. - ADR (Guernsey)*	158,690	4,671,834
Cap Gemini S.A. (France)[1]	34,680	1,267,869
Cielo S.A. (Brazil)	35,376	1,053,869
Euronet Worldwide, Inc.*	40,000	734,400
Indra Sistemas S.A. (Spain)[1]	32,620	430,246
MasterCard, Inc. - Class A	18,810	6,688,272
Redecard S.A. (Brazil)	52,090	939,123
Visa, Inc. - Class A	68,050	6,848,552

		26,013,717

Semiconductors & Semiconductor Equipment - 0.18%
Sumco Corp. (Japan)*[1]	55,600	477,094
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	23,653	333,034
Tokyo Electron Ltd. (Japan)[1]	9,300	530,150

		1,340,278

Software - 2.43%
Autodesk, Inc.*	196,770	7,083,720
Aveva Group plc (United Kingdom)[1]	10,950	272,558
CommVault Systems, Inc.*	2,810	132,070
Electronic Arts, Inc.*	455,670	8,461,792
Misys plc (United Kingdom)[1]	40,267	205,243
RealPage, Inc.*	24,910	640,685
SAP AG (Germany)[1]	6,540	395,418
SolarWinds, Inc.*	22,010	695,736
Taleo Corp. - Class A*	17,000	612,170

		18,499,392

Total Information Technology		119,625,663

Materials - 4.55%
Chemicals - 3.60%
Arkema S.A. (France)[1]	40	3,242
BASF SE (Germany)[1]	10,110	779,876
Calgon Carbon Corp.*	22,488	367,454
Flotek Industries, Inc.*	9,360	109,886
Johnson Matthey plc (United Kingdom)[1]	19,780	640,962
Linde AG (Germany)[1]	3,230	513,637
Monsanto Co.	243,470	19,976,713
The Scotts Miracle-Gro Co. - Class A	4,070	192,755

11

Investment Portfolio - January 31, 2012

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Materials (continued)
Chemicals (continued)
Shin-Etsu Chemical Co. Ltd. (Japan)[1]	2,600	$135,398
Syngenta AG (Switzerland)[1]	15,350	4,661,400

		27,381,323

Construction Materials - 0.10%
CRH plc (Ireland)[1]	17,360	345,325
Eagle Materials, Inc.	8,840	259,984
Holcim Ltd. (Switzerland)[1]	2,710	155,097

		760,406

Containers & Packaging - 0.85%
Owens-Illinois, Inc.*	269,060	6,470,893

Total Materials		34,612,622

Telecommunication Services - 1.54%
Diversified Telecommunication Services - 1.41%
France Telecom S.A. (France)[1]	13,330	200,391
Swisscom AG - ADR (Switzerland)[4]	9,116	359,535
Telefonica S.A. - ADR (Spain)	39,010	679,554
Telenor ASA (Norway)[1]	553,990	9,036,240
Telenor ASA - ADR (Norway)[4]	9,830	481,473

		10,757,193

Wireless Telecommunication Services - 0.13%
DiGi.com Berhad (Malaysia)[1]	174,000	226,331
SK Telecom Co. Ltd. - ADR (South Korea)	53,960	755,980

		982,311

Total Telecommunication Services		11,739,504

Utilities - 0.13%
Electric Utilities - 0.04%
E.ON AG (Germany)[1]	13,630	292,457

Multi-Utilities - 0.05%
GDF Suez (France)[1]	4,464	121,531
National Grid plc (United Kingdom)[1]	24,670	245,657

		367,188

Water Utilities - 0.04%
Cia de Saneamento de Minas Gerais - Copasa MG (Brazil)	15,510	343,453

Total Utilities		1,003,098

TOTAL COMMON STOCKS (Identified Cost $615,698,858)		648,385,237

12

Investment Portfolio - January 31, 2012

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES/ PRINCIPAL AMOUNT	VALUE

PREFERRED STOCKS - 0.02%

Consumer Staples - 0.02%
Household Products - 0.02%
Henkel AG & Co. KGaA (Germany)[1] (Identified Cost $65,852)	2,040	$126,044

CORPORATE BONDS - 2.07%

Non-Convertible Corporate Bonds - 2.07%
Financials - 2.02%
Capital Markets - 0.73%
Barclays Bank plc (United Kingdom)[5], 2.50%, 9/21/2015	$2,425,000	2,408,483
BNP Paribas Home Loan Covered Bonds S.A. (France)[5], 2.20%, 11/2/2015	2,425,000	2,340,118
The Goldman Sachs Group, Inc., 5.375%, 3/15/2020	410,000	415,923
Morgan Stanley, 5.50%, 1/26/2020	405,000	399,756

		5,564,280

Commercial Banks - 1.07%
Bank of Nova Scotia (Canada)[5], 1.45%, 7/26/2013	970,000	980,214
Bank of Nova Scotia (Canada)[5], 1.65%, 10/29/2015	2,425,000	2,453,064
Royal Bank of Canada (Canada)[5], 3.125%, 4/14/2015	2,135,000	2,253,307
The Toronto-Dominion Bank (Canada)[5], 2.20%, 7/29/2015	2,425,000	2,485,155

		8,171,740

Consumer Finance - 0.06%
American Express Co., 8.125%, 5/20/2019	315,000	414,650

Diversified Financial Services - 0.16%
Bank of America Corp., 7.625%, 6/1/2019	340,000	384,280
Citigroup, Inc., 8.50%, 5/22/2019	330,000	403,203
JPMorgan Chase & Co., 4.95%, 3/25/2020	385,000	412,846

		1,200,329

Total Financials		15,350,999

Industrials - 0.05%
Industrial Conglomerates - 0.05%
General Electric Capital Corp., 5.50%, 1/8/2020	375,000	422,553

TOTAL CORPORATE BONDS (Identified Cost $15,452,118)		15,773,552

U.S. TREASURY SECURITIES - 4.80%
U.S. Treasury Notes - 4.80%
U.S. Treasury Note, 1.00%, 8/31/2016	14,000,000	14,245,000
U.S. Treasury Note, 3.125%, 10/31/2016	20,000,000	22,306,240

TOTAL U.S. TREASURY SECURITIES (Identified Cost $36,220,074)		36,551,240

13

Investment Portfolio - January 31, 2012

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	PRINCIPAL AMOUNT/ SHARES	VALUE

U.S. GOVERNMENT AGENCIES - 5.60%

Other Agencies - 5.60%
Fannie Mae, 1.25%, 1/30/2017	$22,000,000	$22,267,696
Fannie Mae, 6.25%, 5/15/2029	1,608,000	2,265,867
Fannie Mae, 7.25%, 5/15/2030	1,448,000	2,271,162
Fannie Mae, 6.625%, 11/15/2030	1,528,000	2,273,771
Freddie Mac, 5.25%, 4/18/2016	7,556,000	8,930,013
Freddie Mac, 6.75%, 3/15/2031	1,508,000	2,274,825
Freddie Mac, 6.25%, 7/15/2032	1,608,000	2,329,415

TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $41,722,963)		42,612,749

SHORT-TERM INVESTMENTS - 3.37%

Dreyfus Cash Management, Inc. - Institutional Shares[6], 0.09%, (Identified Cost $25,679,365)	25,679,365	25,679,365

TOTAL INVESTMENTS - 101.03% (Identified Cost $734,839,230)		769,128,187
LIABILITIES, LESS OTHER ASSETS - (1.03%)		(7,827,449)

NET ASSETS - 100%		$761,300,738

ADR - American Depository Receipt

NVDR - Non-Voting Depository Receipt

*Non-income producing security

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Traded on Canadian exchange.

3Traded on Hong Kong exchange.

4Latest quoted sales price is not available and the latest quoted bid price was used to value the security.

5Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under rule 144A and have been determined to be liquid. These securities amount to $12,920,341, or 1.70%, of the Series’ net assets as of January 31, 2012.

6Rate shown is the current yield as of January 31, 2012.
Federal Tax Information:

On January 31, 2012, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$736,854,079
Unrealized appreciation	71,391,985
Unrealized depreciation	(39,117,877)

Net unrealized appreciation	$32,274,108

14

Investment Portfolio - January 31, 2012

(unaudited)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to their fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2012 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities*:
Consumer Discretionary	$126,850,706	$121,163,912	$5,686,794	$—
Consumer Staples	69,496,396	35,435,828	34,060,568	—
Energy	42,230,829	40,874,718	1,356,111	—
Financials	77,031,714	57,088,740	19,942,974	—
Health Care	99,966,818	89,041,740	10,925,078	—
Industrials	65,827,887	60,616,293	5,211,594	—
Information Technology	119,625,663	111,128,396	8,497,267	—
Materials	34,612,622	27,377,685	7,234,937	—
Telecommunication Services	11,739,504	1,435,534	10,303,970	—
Utilities	1,003,098	343,453	659,645	—
Preferred securities:
Consumer Staples	126,044	—	126,044	—
Debt securities:
U.S. Treasury and other U.S.
Government agencies	79,163,989	—	79,163,989	—
Corporate debt:				—
Financials	15,350,999	—	15,350,999	—
Industrials	422,553	—	422,553	—
Mutual funds	25,679,365	25,679,365	—	—

Total	$769,128,187	$570,185,664	$198,942,523	$—

*Includes common stock, warrants and rights. Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of October 31, 2011 or January 31, 2012.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended January 31, 2012.

Recent Accounting Standard

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011-04, “Fair Value Measurements (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs” (“ASU 2011-04”). ASU 2011-04 clarifies the application of existing fair value measurement requirements, changes certain principles related to measuring fair value, and requires additional disclosures about fair value measurements.

15

Investment Portfolio - January 31, 2012

(unaudited)

Required disclosures are expanded under the new guidance, especially for fair value measurements that are categorized within Level 3 of the fair value hierarchy, for which quantitative information about the unobservable inputs used, and a narrative description of the valuation processes in place and sensitivity of recurring Level 3 measurements to changes in unobservable inputs will be required.

ASU 2011-04 is effective for interim and annual periods beginning after December 15, 2011 and is to be applied prospectively. Management is currently assessing the impact of this guidance, but does not expect it to have a material impact on the Series’ financial statements.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

16

Investment Portfolio - January 31, 2012

(unaudited)

TARGET INCOME SERIES	SHARES	VALUE

MUTUAL FUNDS - 100.04%

Manning & Napier Pro-Blend® Conservative Term Series - Class I	5,127,772	$54,251,833

TOTAL INVESTMENTS - 100.04% (Identified Cost $49,939,633)		54,251,833
LIABILITIES, LESS OTHER ASSETS - (0.04%)		(20,536)

NET ASSETS - 100%		$54,231,297

Federal Tax Information:

On January 31, 2012, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$49,941,772
Unrealized appreciation	4,312,200
Unrealized depreciation	(2,139)

Net unrealized depreciation	$4,310,061

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2012 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$54,251,833	$54,251,833	$—	$—

Total assets	$54,251,833	$54,251,833	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2011 or January 31, 2012.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended January 31, 2012.

Recent Accounting Standard

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011-04, “Fair Value Measurements (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs” (“ASU 2011-04”). ASU 2011-04 clarifies the application of existing fair value measurement requirements, changes certain principles related to measuring fair value, and requires additional disclosures about fair value measurements.

1

Investment Portfolio - January 31, 2012

(unaudited)

Required disclosures are expanded under the new guidance, especially for fair value measurements that are categorized within Level 3 of the fair value hierarchy, for which quantitative information about the unobservable inputs used, and a narrative description of the valuation processes in place and sensitivity of recurring Level 3 measurements to changes in unobservable inputs will be required.

ASU 2011-04 is effective for interim and annual periods beginning after December 15, 2011 and is to be applied prospectively. Management is currently assessing the impact of this guidance, but does not expect it to have a material impact on the Series’ financial statements.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

2

Investment Portfolio - January 31, 2012

(unaudited)

TARGET 2010 SERIES	SHARES	VALUE

MUTUAL FUNDS - 100.04%

Manning & Napier Pro-Blend® Conservative Term Series - Class I	1,552,453	$16,424,953
Manning & Napier Pro-Blend® Moderate Term Series - Class I	2,452,736	24,993,378

TOTAL INVESTMENTS - 100.04% (Identified Cost $41,492,476)		41,418,331
LIABILITIES, LESS OTHER ASSETS - (0.04%)		(17,363)

NET ASSETS - 100%		$41,400,968

Federal Tax Information:

On January 31, 2012, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$41,493,900
Unrealized appreciation	155,186
Unrealized depreciation	(230,755)

Net unrealized depreciation	$(75,569)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2012 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$41,418,331	$41,418,331	$—	$—

Total assets	$41,418,331	$41,418,331	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2011 or January 31, 2012.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended January 31, 2012.

1

Investment Portfolio - January 31, 2012

(unaudited)

Recent Accounting Standard

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011-04, “Fair Value Measurements (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs” (“ASU 2011-04”). ASU 2011-04 clarifies the application of existing fair value measurement requirements, changes certain principles related to measuring fair value, and requires additional disclosures about fair value measurements.

Required disclosures are expanded under the new guidance, especially for fair value measurements that are categorized within Level 3 of the fair value hierarchy, for which quantitative information about the unobservable inputs used, and a narrative description of the valuation processes in place and sensitivity of recurring Level 3 measurements to changes in unobservable inputs will be required.

ASU 2011-04 is effective for interim and annual periods beginning after December 15, 2011 and is to be applied prospectively. Management is currently assessing the impact of this guidance, but does not expect it to have a material impact on the Series’ financial statements.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

2

Investment Portfolio - January 31, 2012

(unaudited)

TARGET 2020 SERIES	SHARES	VALUE

MUTUAL FUNDS - 100.03%

Manning & Napier Pro-Blend® Extended Term Series - Class I	5,522,048	$55,165,264
Manning & Napier Pro-Blend® Moderate Term Series - Class I	5,364,437	54,663,615

TOTAL INVESTMENTS - 100.03% (Identified Cost $111,123,237)		109,828,879
LIABILITIES, LESS OTHER ASSETS - (0.03%)		(34,464)

NET ASSETS - 100%		$109,794,415

Federal Tax Information:

On January 31, 2012, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$111,126,118
Unrealized appreciation	—
Unrealized depreciation	(1,297,239)

Net unrealized depreciation	$(1,297,239)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2012 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$109,828,879	$109,828,879	$—	$—

Total assets:	$109,828,879	$109,828,879	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2011 or January 31, 2012.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended January 31, 2012.

1

Investment Portfolio - January 31, 2012

(unaudited)

Recent Accounting Standard

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011-04, “Fair Value Measurements (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs” (“ASU 2011-04”). ASU 2011-04 clarifies the application of existing fair value measurement requirements, changes certain principles related to measuring fair value, and requires additional disclosures about fair value measurements.

Required disclosures are expanded under the new guidance, especially for fair value measurements that are categorized within Level 3 of the fair value hierarchy, for which quantitative information about the unobservable inputs used, and a narrative description of the valuation processes in place and sensitivity of recurring Level 3 measurements to changes in unobservable inputs will be required.

ASU 2011-04 is effective for interim and annual periods beginning after December 15, 2011 and is to be applied prospectively. Management is currently assessing the impact of this guidance, but does not expect it to have a material impact on the Series’ financial statements.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

2

Investment Portfolio - January 31, 2012

(unaudited)

TARGET 2030 SERIES	SHARES	VALUE

MUTUAL FUNDS - 100.03%

Manning & Napier Pro-Blend® Extended Term Series - Class I	10,362,587	$103,522,249

TOTAL INVESTMENTS - 100.03% (Identified Cost $103,816,374)		103,522,249
LIABILITIES, LESS OTHER ASSETS - (0.03%)		(30,610)

NET ASSETS - 100%		$103,491,639

Federal Tax Information:

On January 31, 2012, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$103,816,435
Unrealized appreciation	—
Unrealized depreciation	(294,186)

Net unrealized depreciation	$(294,186)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2012 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$103,522,249	$103,522,249	$—	$—

Total assets	$103,522,249	$103,522,249	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2011 or January 31, 2012.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended January 31, 2012.

Recent Accounting Standard

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011-04, “Fair Value Measurements (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs” (“ASU 2011-04”). ASU 2011-04 clarifies the application of existing fair value measurement requirements, changes certain principles related to measuring fair value, and requires additional disclosures about fair value measurements.

1

Investment Portfolio - January 31, 2012

(unaudited)

Required disclosures are expanded under the new guidance, especially for fair value measurements that are categorized within Level 3 of the fair value hierarchy, for which quantitative information about the unobservable inputs used, and a narrative description of the valuation processes in place and sensitivity of recurring Level 3 measurements to changes in unobservable inputs will be required.

ASU 2011-04 is effective for interim and annual periods beginning after December 15, 2011 and is to be applied prospectively. Management is currently assessing the impact of this guidance, but does not expect it to have a material impact on the Series’ financial statements.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

2

Investment Portfolio - January 31, 2012

(unaudited)

TARGET 2040 SERIES	SHARES	VALUE

MUTUAL FUNDS - 100.03%

Manning & Napier Pro-Blend® Maximum Term Series - Class I	6,695,652	$69,166,081

TOTAL INVESTMENTS - 100.03% (Identified Cost $66,034,300)		69,166,081
LIABILITIES, LESS OTHER ASSETS - (0.03%)		(23,864)

NET ASSETS - 100%		$69,142,217

Federal Tax Information:

On January 31, 2012, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$66,034,300
Unrealized appreciation	3,131,781
Unrealized depreciation	—

Net unrealized appreciation	$3,131,781

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2012 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$66,166,081	$66,166,081	$—	$—

Total assets	$66,166,081	$66,166,081	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2011 or January 31, 2012.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended January 31, 2012.

Recent Accounting Standard

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011-04, “Fair Value Measurements (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs” (“ASU 2011-04”). ASU 2011-04 clarifies the application of existing fair value measurement requirements, changes certain principles related to measuring fair value, and requires additional disclosures about fair value measurements.

1

Investment Portfolio - January 31, 2012

(unaudited)

Required disclosures are expanded under the new guidance, especially for fair value measurements that are categorized within Level 3 of the fair value hierarchy, for which quantitative information about the unobservable inputs used, and a narrative description of the valuation processes in place and sensitivity of recurring Level 3 measurements to changes in unobservable inputs will be required.

ASU 2011-04 is effective for interim and annual periods beginning after December 15, 2011 and is to be applied prospectively. Management is currently assessing the impact of this guidance, but does not expect it to have a material impact on the Series’ financial statements.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

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Investment Portfolio - January 31, 2012

(unaudited)

TARGET 2050 SERIES	SHARES	VALUE

MUTUAL FUNDS - 100.05%
Manning & Napier Pro-Blend® Maximum Term Series - Class I	2,547,142	$26,311,980

TOTAL INVESTMENTS - 100.05% (Identified Cost $25,114,068)		26,311,980
LIABILITIES, LESS OTHER ASSETS - (0.05%)		(12,965)

NET ASSETS - 100%		$26,299,015

Federal Tax Information:

On January 31, 2012, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$25,114,373
Unrealized appreciation	1,197,912
Unrealized depreciation	(305)

Net unrealized appreciation	$1,197,607

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2012 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$26,311,980	$26,311,980	$—	$—

Total assets	$26,311,980	$26,311,980	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2011 or January 31, 2012.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended January 31, 2012.

Recent Accounting Standard

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011-04, “Fair Value Measurements (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs” (“ASU 2011-04”). ASU 2011-04 clarifies the application of existing fair value measurement requirements, changes certain principles related to measuring fair value, and requires additional disclosures about fair value measurements.

1

Investment Portfolio - January 31, 2012

(unaudited)

Required disclosures are expanded under the new guidance, especially for fair value measurements that are categorized within Level 3 of the fair value hierarchy, for which quantitative information about the unobservable inputs used, and a narrative description of the valuation processes in place and sensitivity of recurring Level 3 measurements to changes in unobservable inputs will be required.

ASU 2011-04 is effective for interim and annual periods beginning after December 15, 2011 and is to be applied prospectively. Management is currently assessing the impact of this guidance, but does not expect it to have a material impact on the Series’ financial statements.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

2

ITEM 2: CONTROLS AND PROCEDURES

(a) Based on their evaluation of the Funds’ disclosure controls and procedures, as of a date within 90 days of the filing date, the Funds’ Principal Executive Officer and Principal Financial Officer have concluded that the Funds’ disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to the Funds’ officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During the Funds’ last fiscal quarter, there have been no changes in the Funds’ internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, the Funds’ internal control over financial reporting.

ITEM 3: EXHIBITS

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Manning & Napier Fund, Inc.

/s/ B. Reuben Auspitz
B. Reuben Auspitz
President & Principal Executive Officer of Manning & Napier Fund, Inc.

Date: March 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ B. Reuben Auspitz
B. Reuben Auspitz
President & Principal Executive Officer of Manning & Napier Fund, Inc.

Date: March 21, 2012

/s/ Christine Glavin
Christine Glavin
Chief Financial Officer & Principal Financial Officer of Manning & Napier Fund, Inc.

Date: March 21, 2012